Securities Act Registration No. 333-205138
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

	Post-Effective Amendment No. 19	X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

	Amendment No. 77	X

(Check appropriate box or boxes.)

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
(Registered Separate Account)

AMERITAS LIFE INSURANCE CORP.
(Insurance Company)

5900 O Street, Lincoln, Nebraska 68510
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

402-467-1122
(Insurance Company’s Telephone Number, including Area Code)

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street, Lincoln, Nebraska 68510
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date ________________.

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b)

X	on May 1, 2025 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on _______ pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

Insurance Company relying on Rule 12h-7 under the Exchange Act

Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PROSPECTUS: May 1, 2025
Ameritas Advisor No-Load VA

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. (Some states refer to this as a "Right to Examine.") Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Policy Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

This prospectus describes the Ameritas Advisor No-Load VA a flexible premium deferred variable annuity (the "Policy") especially its Registered Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

This Policy may be available through third-party financial intermediaries who charge an Advisory Fee for their services. These fees are in addition to Policy fees and expenses described in this prospectus. If the Policy Owner elects to pay the Advisory Fees from the Policy Value, this may reduce the death benefit under the Policy, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.

Ameritas Life Insurance Corp. ("Ameritas Life") has obtained a Private Letter Ruling from the IRS. The IRS ruled that the Advisory Fees that the Insurance Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for Advisory Fees related to the Policy, and will not compensate the Investment Adviser for any other service. See the SURRENDERS AND WITHDRAWALS and TAXES sections for more information.

If elected as an optional rider, this Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy Value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB2 is activated and if other optional riders are selected.

You may allocate all or part of your Policy Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") of this prospectus.)

You may also allocate all or part of your investment to the Fixed Option also referred to as the Fixed Account which pays a fixed interest rate where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to the financial strength and claims paying ability of the Insurance Company.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from our Service Center.

This Policy is a complex investment and involves risks, including potential loss of principal.

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

Policy guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Insurance Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the

SEC's staff and is available at investor.gov.

Ameritas Advisor No-Load VA	1

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Insurance Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritas.com
Ameritas Advisor No-Load VA	2

TABLE OF CONTENTS

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Written Notice. To provide you with timely service, we accept some Written Notices by email and fax. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon email and faxed signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	4
OVERVIEW OF THE POLICY	5
KEY INFORMATION	6
FEE TABLE	8
PRINCIPAL RISKS OF INVESTING	10
THE INSURANCE COMPANY	13
THE REGISTERED SEPARATE ACCOUNT	13
VARIABLE OPTIONS	13
VOTING RIGHTS	14
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	14
CHARGES	15
GENERAL DESCRIPTION OF THE POLICY	17
Policy Rights
State Variations
Policy Provisions and Limitations
General Account
Policy or Registrant Changes
ANNUITY PERIOD	24
BENEFITS AVAILABLE UNDER THE POLICY	26
PURCHASES AND POLICY VALUE	35
SURRENDERS AND WITHDRAWALS	37
TAXES
LEGAL PROCEEDINGS	40
FINANCIAL INFORMATION	40
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	41
APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES	46
STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT	52
REPORTS TO YOU	52
FINRA PUBLIC DISCLOSURE PROGRAM

Ameritas Advisor No-Load VA	3

DEFINED TERMS

Defined terms, other than "we, us, our," and "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy Value allocated to Subaccounts of the Registered Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Account Value/Accumulation Value/Policy Value is the value of the Policy before any applicable withdrawal charge. On the Annuity Date, the Account Value/Accumulation Value/Policy Value will be used to determine the annuity payments under the annuity option you select.

Advisory Fee means fees deducted from your Policy pursuant to the independent agreement you may have with a registered investment advisor. The fees deducted are used to compensate your advisor for any management of your Policy, subject to the terms you and your advisor have mutually agreed upon, and will not exceed 1.5% of the Account Value on an annualized basis.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Attained Age is age on nearest birthday.

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy Value less applicable Policy fee and any premium tax charge not previously deducted.

Fixed Account/Fixed Option is an Investment Option under the Policy pursuant to which the value of the Policy, either during an accumulation period or after annuitization, or both, will earn interest at a rate specified by the Insurance Company, subject to a minimum guaranteed rate under the Policy. It is part of the General Account.

General Account is made up of all the general assets of the Insurance Company, other than those in the Registered Separate Account or other segregated accounts.

GLWB Models are required if your Policy was issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are comprised of volatility managed funds, and are the only permitted GLWB Models for such Policies.

Insurance Company, we, us, our, Ameritas Life refers to Ameritas Life Insurance Corp.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Net Premium is any premium received less any applicable premium taxes.

Owner, you, your is you – the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Portfolio Company is any company in which the Registrant invests and which may be selected as an option by you.

Pro-Rata is allocating a dollar amount among the Investment Options in proportion to the Accumulation Value in those Investment Options.

Registered Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Rider Charge Base is the value used to calculate the monthly GLWB rider charge for each Policy Month.

Subaccount is a division within the Registered Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. (Also referred to as an Investment Option or Variable Option.)

Variable Option is an Investment Option under any Policy pursuant to which the value of the Policy during an accumulation period varies according to the investment experience of a Portfolio Company.

Written Notice or Request refers to a written notice, signed by you, in good order, and on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), by email, or by faxing 402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by email or by fax, we have the right to implement the request if the copied or faxed signature appears to be a copy of your genuine original signature.

Ameritas Advisor No-Load VA	4

OVERVIEW OF THE POLICY

The Ameritas Advisor No-Load VA Policy is a flexible premium deferred variable annuity policy designed to help you meet long-term financial goals. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option, as a death benefit, or a benefit under an applicable rider.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES ("APPENDIX B") to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the Investment Options, and withdraw some or all of the value of your Policy. You can allocate your premiums among a wide spectrum of Investment Options. In the Registered Separate Account variable Investment Options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The Investment Options are described on this prospectus' APPENDIX A. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will pay a stream of periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable. During the annuity income period, you will be unable to make withdrawals, and death benefits and living benefits will terminate.

Guarantees, which are obligations of the General Account are subject to the financial strength and claims paying ability of the Insurance Company.

Death Benefit

The standard death benefit consists of the larger of your Policy Value on the later of the date we receive Due Proof of Death ("Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.) or an annuity payout option election less any charge for applicable premium taxes; or adjusted guaranteed death benefit premiums. The death benefit that applies with an optional rider is described in the DEATH BENEFIT section.

Surrenders and Withdrawals

You can surrender the Policy in full at any time prior to the Annuity Date for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. There are no applicable surrender charges.

Withdrawals
▪	There are no withdrawal charges.
▪	Each withdrawal must be at least $250.
▪	An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider may be available for policies issued prior to May 1, 2017.
▪	Advisory Fees may be paid to third party financial professionals and are treated as withdrawals. The deduction of Advisory Fees pursuant to the advisory fee authorization form is NOT available with the GLWB2 rider.

Annuity Income

Several fixed annuity income options are available.

Optional Rider

The GLWB2 may be available for policies issued prior to May 1, 2017. This rider is principally described in BENEFITS AVAILABLE UNDER THE POLICY section. More detail concerning the fees can be found in the FEE TABLE.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' APPENDIX B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Ameritas Advisor No-Load VA	5

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees, Expenses and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

No. You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. This Policy has no surrender charge.

We currently do not charge for early withdrawals, but may in the future charge up to $50.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Are There Transaction Charges?

Yes. You may be charged for other transactions, such as when you make a premium payment (state premium taxes), or transfer Policy Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

FEE TABLE CHARGES

Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the Investment Options and optional benefits you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

FEE TABLE CHARGES APPENDIX A

	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	0.45%	0.80%
	Base Policy (3)	$40	$40
	Portfolio Company fees and expenses (4)	0.08%	5.19%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.25%(5)	1.50%(6)
	(1)	As a percentage of average daily net assets in the Subaccounts.
	(2)	The total of mortality and expense risk charge plus administrative fee.
	(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
	(4)	Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
	(5)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Single Life.
	(6)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take withdrawals from the Policy.

Lowest Annual Cost:

$515

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,283

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Ameritas Advisor No-Load VA	6

	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is this a Short-Term Investment?

No. This Policy is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available (e.g. Portfolio Companies) under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Insurance Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
What Are the Risks Related to the Insurance Company?

An investment in the Policy is subject to the risks related to the Insurance Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Insurance Company. Additional information about the Insurance Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength and is available upon request by contacting our Service Center at 800-255-9678.

Cover Page OVERVIEW OF THE POLICY

Restrictions
Are There Restrictions on the Investment Options?

Yes. In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute Portfolio Companies as Investment Options that are available under the Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY GENERAL DESCRIPTION OF THE POLICY BENEFITS AVAILABLE UNDER THE POLICY APPENDIX A
Are There any Restrictions on Policy Benefits?

Yes. Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

If your Policy has a GLWB2 rider that is currently active, you may allocate your Policy Value to any one of the three allowable GLWB Models. You may NOT allocate any Policy Value to the Subaccounts or the Fixed Account.

BENEFITS AVAILABLE UNDER THE POLICY
Taxes
What Are the Policy’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

TAXES APPENDIX B
Ameritas Advisor No-Load VA	7

	Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We do not pay commissions to these broker-dealers pursuant to a selling agreement. Please note that we do not pay third party financial professionals who charge an Advisory Fee any commission amounts.

Your investment professional may receive compensation for advising you to purchase this Policy, both in the form of Advisory Fee compensation and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

CHARGES
Should I Exchange My Policy?

Some representatives may have financial incentive to offer you a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy, rather than continue to own your current policy.

CHARGES

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The fees and expenses do not reflect any Advisory Fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from an Investment Option or from the Policy or transfer Policy Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge)	0%

Transfer Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1)	$40	$40
BASE POLICY EXPENSES (2)	0.80%	0.45%
OPTIONAL BENEFIT EXPENSES
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider (3)
Single Life	2.00%	1.25%(5)
Joint Spousal – for non-qualified and IRA (4) plans only	2.50%	1.50%(5)

(1)	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
(2)	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
(3)	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
(4)	Traditional, SEP, Simple or Roth IRAs.
(5)	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

Ameritas Advisor No-Load VA	8

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.08%	5.19%

*	Before any waivers and reductions.

Example

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other variable annuity policies that offer variable options. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses. The examples do not reflect any Advisory Fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the costs would be higher.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $40 guaranteed maximum Policy fee for purposes of the "Maximum Policy Expenses," even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $40 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

If you annuitize your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

If you do not surrender your Policy:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

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PRINCIPAL RISKS OF INVESTING IN THE POLICY

Market Risk

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various and unique investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. You should review the available Investment Options before making an investment decision. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-255-9678.

Early Withdrawal Risk

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Registered Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Policy Changes Risk

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

Surrender Risks

Depending on your Policy Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Policy Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks Partial withdrawals, including for Advisory Fees, may reduce the amount of the death benefit. Taxes and tax penalties may apply.
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Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

GLWB2 Rider Risks

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue. The GLWB2 benefit does not guarantee the Policy Value at any time. If the GLWB2 Rider Benefit is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

Advisory Fee Risks

Advisory Fees that the Insurance Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for Advisory Fees related to the Policy, and will not compensate the Investment Adviser for any other service.

Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn. The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered investment Advisory Fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

Withdrawals from your Policy to pay Advisory Fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•       Withdrawals to pay Advisory Fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.

•       Withdrawals to pay Advisory Fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.

•       Given the possibly significant effect of such reductions, you are encouraged to consult your financial professional and a qualified tax advisor before making withdrawals to pay for Advisory Fees to your financial professional pursuant to an advisory fee authorization.

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Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the Portfolio Companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks

Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months (does not apply to IRAs), or the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity would be less than $20 per month. Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

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Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Insurance Company’s operations, business, financial results, or financial condition.

THE INSURANCE COMPANY

The Ameritas Advisor No-Load VA Policy is offered and issued by Ameritas Life Insurance Corp. (the “Insurance Company”), 5900 O Street, Lincoln, Nebraska 68510. The Insurance Company is obligated to pay all amounts promised to investors under the Policies, subject to its financial strength and claims-paying ability.

THE REGISTERED SEPARATE ACCOUNT

The Registrant is Ameritas Life Insurance Corp. Separate Account LLVA (the "Registered Separate Account"). The Registered Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Registered Separate Account or the Insurance Company. Under Nebraska law, income, gains, and losses credited to or charged against, the Registered Separate Account reflect the Registered Separate Account's own investment experience and not the investment experience of the Insurance Company’s other assets. The assets of the Registered Separate Account may not be used to pay any liabilities of the Insurance Company other than those arising from the Policies. The Insurance Company is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Registered Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Registered Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Registered Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy Value of your Policy depends directly on the investment performance of the portfolios that you select.

VARIABLE OPTIONS

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

The underlying portfolios in the Registered Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as Registered Separate Account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You may allocate all or a part of your premiums among the Registered Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including (i) its name; (ii) its objective; (iii) its investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance, is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

You may also view the prospectuses on our website at ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal. There is a risk of loss of the entire amount invested.

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Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally have no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Options are contained in the prospectuses for each of the underlying portfolios.

The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material and have access to reports and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that the Insurance Company beneficially holds in the same proportions as we vote the shares for which we receive instructions from other Policy Owners, this is known as “proportionate voting.” As a result of proportionate voting, a small number of Policy Owners could determine the outcome of a shareholder vote. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option (the “Fixed Account”), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually, however your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger. We may declare a higher current interest rate. During the first Policy Year, all monies in the Fixed Account will earn the current interest rate that was declared to be applicable in the month of issue. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be guaranteed until the next Policy Anniversary. During renewal Policy Years, all monies in the Fixed Account will earn the renewal interest rate. At any given time, there is only one interest rate that is being used to credit interest to the monies in the fixed account. Interest rates are guaranteed on a Policy Year basis.

You bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. The Insurance Company sets the interest rate which is not tied to a benchmark or other formula. We credit interest daily in the Fixed Account. At the end of a Policy Year, unless reallocation instructions are received, amounts remain invested in the Fixed Account. You may obtain information for the current interest rate or the renewal interest rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-255-9678, by sending an email request to ALICTD@ameritas.com or by contacting your financial professional.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared.

The value of the Fixed Account, along with the value in the Registered Separate Account variable Investment Options, constitute the total Policy Value. There are no mortality and expense risk charges deducted from the Fixed Account, unlike as are deducted from value in the Registered Separate Account variable Investment Options. Decreases in the Fixed Account value, as a result of Transfer, Systematic Transfer Program, and partial withdrawals (including Advisor Fees) because they affect Policy Value, could result in your Policy or riders being canceled as described in the Minimum Policy Value section. See POLICY PROVISIONS AND LIMITATIONS. Additional information regarding how the value of the Fixed Account is calculated may be found under the PURCHASES AND POLICY VALUE section.

The Fixed Account is not an available investment option for Policies with the GLWB2 rider.

The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Information regarding the features of the currently offered Fixed Option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in APPENDIX A.

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▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy Year;
•	may be delayed up to six months;
•	is limited during any Policy Year to the greatest of:
o	25% of the Fixed Account value on the date of the initial transfer during that year;
o	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
o	$1,000.
▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.

Transfers and Systematic Transfer Programs involving the Fixed Account may be limited to the terms defined in the Transfers, Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep sections. See the POLICY PROVISIONS AND LIMITATIONS subsection.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Insurance Company's claims paying ability. You should look solely to the financial strength of the Insurance Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Refer to the Policy for additional details regarding the Fixed Account.

CHARGES

We may increase Current Fees, but we guarantee that each Current Fee will never exceed the corresponding Guaranteed Maximum Fee.

The fees and expenses do not reflect any Advisory Fees paid to financial professionals from the Account Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher.

The following adds to information provided in the FEE TABLE section. Please review both prospectus sections for information on charges.

TRANSACTION EXPENSES

Premium Taxes

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Registered Separate Account.

Deferred Sales Load (or Surrender Charge)

The Policy has no sales load and no withdrawal charges.

Transfer Fee

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro-Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting a partial withdrawal, or surrender. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

ANNUAL POLICY EXPENSES

Administrative Expenses (also known as the Annual Policy Fee)

We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy Value is at least a certain amount which we declare annually. Any Policy fee is deducted from

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your Policy Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy Value. Administrative fees help us cover our cost to administer your Policy.

Base Policy Expenses

Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.

Mortality and Expense Risk Charge

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy Value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you.

If the mortality and expense risk charge exceeds our costs, the excess is our profit.

Optional Income Rider

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the FEE TABLE section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the BENEFITS AVAILABLE UNDER THE POLICY section of this prospectus). The current charge will be deducted from the Policy Value on each Monthly Anniversary.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple Investment Options, charges will be deducted Pro-Rata from the Subaccounts in the model. If your GLWB Model is comprised of a single Investment Option, charges will be deducted from that Investment Option.

The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the FEE TABLE section. The rider charge will not be deducted after the Policy Value reduces to zero, or if the rider is terminated.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

DISTRIBUTION COMPENSATION

We and/or an affiliate may pay cash compensation from our resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We may provide up to 0.95% of premiums received on standard issue policies; and up to 0.15% of premiums received on policies requiring Ameritas' prior approval for issuance due to age limitations. We do not pay commissions to these broker-dealers pursuant to a selling agreement.

We do not pay third party financial professionals who charge an Advisory Fee any commission amounts.

PORTFOLIO COMPANY CHARGES

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' APPENDIX A section and are described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

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GENERAL DESCRIPTION OF THE POLICY

POLICY RIGHTS

Annuitant

The Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments. The Owner also may be the Annuitant.

Death of Annuitant

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different Beneficiaries.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Death of Owner

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Beneficiary

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

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If death occurs BEFORE the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the Beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy Beneficiary receives the death benefit.
any Policy Owner	the Beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or AFTER the Annuity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.

State Variations

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states described below. Further variations may arise; the variations are subject to change without notice.

Arizona. The Right to Examine period is 10 days for Policy Owners less than age 65. The Right to Examine period is 30 days for Policy Owners age 65 and over.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over.

Florida. If we do not pay a full withdrawal request within 30 days, we will include interest at a rate established by Florida law. If we pay the death benefit as a lump-sum, we will pay interest from the date we receive satisfactory proof of death in accordance with Florida law. The Right to Examine period is 21 days.

Georgia. If we pay the death benefit as a lump-sum 60 days after receipt of satisfactory proof of death, we will include interest in accordance with Georgia law.

Idaho. If payment of a withdrawal request from the Fixed Account is delayed, we will include interest in accordance with Idaho law. The Right to Examine period is 20 days.

Montana. If we pay the death benefit as a lump-sum more than 30 days after receiving satisfactory proof of death, we will include interest in accordance with Montana law. If you or a joint Owner dies on or after the Annuity Date and before all proceeds have been paid, a lump-sum payment may be requested. The lump-sum payment is the commuted value of the remaining portion of any unpaid benefits based on the annuity income option in effect at the time of death.

North Dakota. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, we will include interest at the same rate as paid on death proceeds left on deposit with us from the date of death to the date of payment. The Right to Examine period is 20 days.

Oklahoma. If we do not refund the policy within 30 days of receipt of the notice of cancellation during the Right To Examine period, we will include interest in accordance with Oklahoma law.

Pennsylvania. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

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Rhode Island. The Right to Examine period is 20 days.

South Carolina. The Right to Examine period is 31 days.

Texas. The Right to Examine period is 20 days.

Washington. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, the death benefit proceeds will include interest at a rate of 8% for the first 90 days from the date of death to the earlier of the date that an annuity option is selected or the payment of the death benefit proceeds in a lump-sum. If payment is not tendered within 90 days of our receipt of proof of death, the rate will increase by an additional 3% beginning with the 91st day. If you or a joint Owner dies on or after the Annuity Date and before all proceeds have been paid, the Beneficiary may elect a lump sum payment which shall be equal to the present value of the remaining annuity payments. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

POLICY CHANGES

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

POLICY PROVISIONS AND LIMITATIONS

Minimum Policy Value

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' SURRENDERS AND WITHDRAWALS section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity, would be less than $20 per month.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction or online transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Transfers

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, Annuitants and Beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio if, in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Annuity Date, you may transfer Policy Value from one Subaccount to another, from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by fax, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
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•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy Year;
•	may be delayed up to six months;
•	is limited during any Policy Year to the greatest of:
o	25% of the Fixed Account value on the date of the initial transfer during that year;
o	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
o	$1,000.
▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
▪	If the Policy Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the money market subaccount. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Telephone Transactions

Telephone Transactions Permitted:

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

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Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third-party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Systematic Transfer Programs

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days Written Notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

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GLWB Models

We may offer GLWB Models. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. Additional information on the GLWB Models is available in APPENDIX A.

Each of the three GLWB Models is comprised of a single Investment Option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

The above volatility models seek to stabilize the volatility of a portfolio to a predetermined target level; therefore, the models may not perform as well in a rising market as they are designed to limit volatility and provide downside protection in a declining market. If performance is limited in rising markets, then your Policy Value may not increase as much as it would if other Investment Options were allowed, this means you may not have as many opportunities for resets of the Premium Accumulation Value and step-ups of the Benefit Base. Further, losses are still possible. Resets and step-ups are described in the Reset Feature section and the Step-Up of Benefit Base section of the GLWB2 rider description in the BENEFITS AVAILABLE UNDER THE POLICY section.

The requirement to be invested in the volatility funds is a risk management strategy employed by us to mitigate the financial risks, and manage the cost of providing you the guaranteed benefits of the GLWB2 rider. In some situations this risk mitigation strategy may result in more favorable financial results to us and less favorable financial results to you. Our interest in reducing both loss and the volatility of Policy Values presents a potential conflict of interest with respect to the interest of Policy Owners.

The GLWB Models are each comprised of a single Investment Option, charges will be deducted from that Investment Option.

To elect a GLWB Model:

▪	You must allocate all of your Policy Value to one GLWB Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific Investment Option or model, or your decision to change to a different Investment Option.
▪	Performance of each GLWB Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy Value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different GLWB Model.
▪	You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a GLWB Model. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the GLWB Model for your policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation).
▪	If participation in the GLWB Models terminates, including by death of the Owner, Policy Value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

The strategies used by the GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy Value during sharp market losses, but nevertheless, you may still incur losses.

Potential Conflicts of Interest Relating to GLWB Models

Each VM Fund is a mutual fund portfolio managed by the mutual fund's investment adviser. The three VM Funds with CVT in their names are managed by Calvert Research and Management ("CRM") and sub-advised by Parametric

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Portfolio Associates LLC and our affiliate Ameritas Investment Partners, Inc. (“AIP”), subject to the oversight of CRM and the portfolio's Board of Directors. In providing investment subadvisory services for the investments that comprise the GLWB Models, Ameritas Investment Partners, Inc. ("AIP") may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the underlying funds while we receive compensation for providing other services to the underlying funds, which may vary depending on the underlying fund. For additional information, see the fund prospectuses for the funds underlying each of the GLWB Models. You may obtain prospectuses for the funds underlying each of the GLWB Models free of charge by contacting our Service Center.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options that comprise, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in Registered Separate Accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, and fixed payments including GLWB2 rider withdrawal payments as well as death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Registered Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Registered Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

For more information regarding changes to the GLWB Models see the GLWB MODELS subsection under the GENERAL DESCRIPTION OF THE POLICY section.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Registered Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

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Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and fax transfer privileges. We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may engage in short-term trading and will have disclosed this practice in their portfolios’ prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short-term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage

Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing or earnings sweep program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

ANNUITY PERIOD

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: ▪ require investments to be allocated to our General Account, so are not variable. ▪ may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

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Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.     Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2.     Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

3.     Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

4.     Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

5.     Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

6.     Lump Sum. Proceeds are paid in one sum.

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BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or (b) adjusted guaranteed death benefit premiums.

		Standard	None	Certain ownership changes, withdrawals (including Advisory Fees), and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

		Standard	None

You must request the DCA program. Automatic transfers can only occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	None	You must request the rebalancing program. The Fixed Account is excluded from this program. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	None	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.00% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.50% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

*	Fee determined by applying % to Rider Charge Base

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. Actual results will vary.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Beneficiary.

A death benefit is payable upon:

▪   Your Policy being in force;

▪   Receipt of Due Proof of Death of the first Owner to die;

▪   Election of an annuity income option; and

▪   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each Beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

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If an Owner of the Policy, under Federal tax law, is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner, as Federal law requires, and the death benefit we will pay is the lesser of the Policy Value or the Cash Surrender Value. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted. See the IRS Required Distribution Upon Death of Owner section below.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy Beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your Beneficiary. The death benefit equals the larger of:

▪	your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal, including Advisory Fees. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy Value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy Value. Another example, for an Advisory Fee of $1,500 from a Policy with a $100,000 value is 1.5% reduction in Policy Value. This percentage is calculated by dividing the amount of the withdrawal by the Policy Value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy Value is reduced by taking the amount of the withdrawal in relation to the Policy Value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

This method of calculating the adjustment for withdrawals could reduce the relevant Policy Value significantly, and by more than the actual amount of the withdrawal.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

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IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in APPENDIX B of this prospectus.

Dollar Cost Averaging Program (Standard)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

Portfolio Rebalancing Program (Standard)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

Earnings Sweep Program (Standard)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

GLWB2 Rider

For Policies issued on or after May 1, 2017, the GLWB2 rider is not available to be elected at issue or added after issue.

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is available with this Policy if you meet certain conditions and the rider is available and approved in your state. The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy Value, until the death of the last Covered Person. Guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Insurance Company and do not apply to the performance of the underlying Investment Options available with this product.

Election at Issue:

If you are Attained Age 50 through Attained Age 85 on the date your Policy is issued, you may elect the GLWB2 rider at issue. We use the Policy Date to calculate certain values and benefit phases when the rider is elected at issue, but may also refer to the Policy Date as the "Rider Date" for convenience.

Addition after Issue:

If your Policy was purchased before May 1, 2017, and before your Attained Age 50, you may add the GLWB2 rider on the Policy Anniversary nearest your fiftieth (50th) birthday. We will send you notice of your ability to add the GLWB2 rider after issue at least sixty (60) days prior to the Policy Anniversary when it may be added. The GLWB2 rider may not be added after the date provided in the notice. You must affirmatively respond to us in writing and we must receive your response before the date provided in the notice. The date you add the GLWB2 rider is your Rider Date and is used to calculate certain values and benefit phases.

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GLWB2 Definitions

Benefit phases are defined as:

▪	Accumulation Phase. The period of time between the Rider Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy Value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪	Policy Value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

Example: Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. You make no withdrawals or additional premium payments. Assume that after the first year, your Policy Value has decreased to $98,000 solely due to negative performance of the Subaccounts. On your first Policy Anniversary, your Policy Value would be $98,000, your Premium Accumulation Value would be $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%], and your Benefit Base (assuming you enter the Withdrawal Phase) would be $105,000.

Assume that at the end of the second Policy Year, you have made no withdrawals or additional premium payments. Your Policy Value has increased, due to positive performance of the Subaccounts, to $104,000. Your Policy Value would be $104,000, and your Premium Accumulation Value would be $110,250 [the prior Premium Accumulation Value of $105,000 increased by the Premium Accumulation rate of 5%]. Your Maximum Anniversary Policy Value, which was $98,000 on your first Policy Anniversary, is now $104,000. So your Benefit Base would be $110,250, if you enter the Withdrawal Phase.

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Example. Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are at the end of the second Policy Year in the example provided above, with a Benefit Base of $110,250, and Attained Age 57. If you enter the Withdrawal Phase at Attained Age 57, the distribution factor used to determine your Lifetime Withdrawal Benefit is 4%. Your Lifetime Withdrawal Benefit Amount will be calculated as follows:

$110,250 x 4% = $4,410.00.

If you are, instead, Attained Age 60 when you enter the Withdrawal Phase, and your Benefit Base is $110,250, the applicable distribution factor is 4.5%. Your Lifetime Withdrawal Benefit Amount is calculated as follows:

$110,250 x 4.5% = $4,961.25.

Maximum Anniversary Policy Value. The highest Policy Value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues and new rider elections within a range we have established) after the later of the Rider Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Rider Date or the most recent reset date, if any.

The initial Premium Accumulation Value is equal to the initial premium or the Policy Value as of the Rider Date if you add the GLWB2 rider after issue. The rate of interest is:

▪	5% for the Policy Year in which no withdrawal is taken.
▪	0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues and new rider elections.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

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Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. If you elect the GLWB2 rider at issue, the Rider Charge Base is set equal to the initial premium. If you add the GLWB2 rider after issue, the Rider Charge Base is set to equal the Policy Value as of the Rider Date. During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy Value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy Value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Example. Assume the following (example assumes current charges and policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. Your initial Rider Charge Base is $100,000, and the monthly rider charge is calculated as follows:

($100,000 x 1.25%) divided by 12 = monthly rider charge

($1,250) divided by 12 = $104.17.

Assume that on your next Policy Anniversary, you have made no withdrawals or additional premium payments, and your Policy Value, solely due to performance of the Subaccounts, is $104,000. Your Premium Accumulation Value is $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%]. Your Maximum Anniversary Policy Value is $104,000.

Your Rider Charge Base is now $105,000, and your monthly rider charge is calculated as follows:

($105,000 x 1.25%) divided by 12 = monthly rider charge

($1,312.50) divided by 12 = $109.38.

Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Sections 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy Value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy Value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. You may not allocate to the Subaccounts or the Fixed Account.

GLWB Models:

If your Policy is issued with a GLWB2 rider or if you add a GLWB2 rider after issue of your Policy, you are required to participate in the GLWB Models when the GLWB2 rider is issued or added. The GLWB Models are the only permitted GLWB Models for such Policies. The GLWB Models available for use are:

▪	VM Growth
▪	VM Moderate Growth
▪	VM Moderate

The conditions of the GLWB Models apply (see the GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider. You are permitted to transfer your total Policy Value from one of the GLWB Models to another GLWB Model. You may maintain Policy Value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple Investment Options.

The following apply if a GLWB Model consists of multiple Investment Options:

▪	The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
▪	Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
▪	All premium payments will be credited Pro-Rata among the Investment Options according to the allocation for the current GLWB Model and all withdrawals will be deducted Pro-Rata from the Investment Options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy Value from the default GLWB Model to any of the remaining permitted GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy Value to another permitted GLWB Model for which additional premium payments are permitted.

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We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached Attained Age 50, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary Beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy Value, if it is greater.

At the time of a reset:

1.     A new premium accumulation period begins for the:

a.     Premium Accumulation Value; and

b.	Maximum Anniversary Policy Value.

2.     If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

3.     You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued or added. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy Value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy Value prior to the withdrawal

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Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	=	$105,000
Premium Accumulation (a)	=	$100,000
Maximum Anniversary Policy Value (a)	=	$115,000
Partial Withdrawal Amount (b)	=	$20,000
Policy Value before the withdrawal (c)	=	$120,000

Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $ 100,000

b = $ 20,000

c = $ 120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,667)

= $83,333

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Rider Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our General Account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy Value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Attained Age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

●	3.50% - ages 50 through 54
●	4.00% - ages 55 through 59
●	4.50% - ages 60 through 64
●	5.00% - ages 65 through 69
●	5.25% - ages 70 through 74
●	5.50% - ages 75 through 79
●	6.00% - age 80 and older

However, we may change this schedule for new issues and new rider elections. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the Withdrawal Phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

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At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy Value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy Value to the Benefit Base. If the Policy Value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.    increase the Policy Value according to the provisions of the Policy; and,

2.    increase the Benefit Base; and,

3.    increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy Value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy Value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the Beneficiary will elect to receive either the death benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy Value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

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Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.    the date of death of the last surviving Covered Person;

2.    the date there is a change of Owner that results in a change of Covered Person;

3.    the date annuity payments commence under an annuity income option as described in the Policy;

4.    the date an Excess Withdrawal is taken such that the LWBA is less than $100;

5.    the date any asset allocation requirement or investment restriction is violated;

6.    the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy Value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

PURCHASES AND POLICY VALUE

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAXES section and APPENDIX B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy Value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.
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Additional Premiums

▪	Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, and are credited on the basis of accumulation unit value next determined after receipt.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Your Policy Value

On your Policy's date of issue, the Policy Value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy Value equals the sum of the values in the Registered Separate Account variable Investment Options and the Fixed Account. The Policy Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable Investment Options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Registered Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy Value held in the Registered Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

a.	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
b.	the daily mortality and expense risk charge; and this result divided by
c.	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

Fixed Account Value

The Policy Value of the Fixed Account on any Business Day equals:

a.	the Policy Value of the Fixed Account at the end of the preceding Policy Month; plus
b.	any premiums credited since the end of the previous Policy Month; plus
c.	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
d.	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
e.	any partial withdrawal, including Advisory Fees, taken from the Fixed Account since the end of the previous Policy Month; minus
f.	the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
g.	interest credited on the Fixed Account balance.

Principal Underwriter

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly-owned subsidiary of Ameritas Life. AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. All persons selling the Policy will be registered representatives and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

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SURRENDERS AND WITHDRAWALS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: ▪ Income Tax ▪ Penalty Tax

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy Value from any Fixed Account option. If you do not specify which Investment Option(s) from which to take the withdrawal, it will be taken from each Investment Option in the proportion that the Policy Value in each investment option bears to the total Policy Value.
▪	The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Registered Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

We will allow fax and email request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Advisory Fee Withdrawals

If you have purchased this Policy through an Investment Adviser/financial professional who offers investment advisory services for an Advisory Fee, you have done so pursuant to a separate agreement between yourself and your financial professional. Ameritas Life has not made any independent investigation of these financial professionals, and is not endorsing such services. Ameritas Life will, pursuant to an advisory fee authorization signed by you, process a partial withdrawal from the value of your Policy to pay for the services of your financial professional. The Advisory Fees are separate from and in addition to the Policy and optional rider fees and expenses described in this Prospectus. Your financial professional will be solely responsible for the accuracy of any such Advisory Fee payment calculation as well as the frequency or reasonableness of each withdrawal request to pay Advisory Fees. We have no duty to inquire into the amount of the Policy Value submitted for withdrawal but we will follow instructions provided through the advisory fee authorization and ensure the amount requested is distributed and processed accurately. We will not allow or make an Advisory Fee withdrawal until we have a completed advisory fee authorization from the Policy Owner.

You may authorize your financial professional to make withdrawals to pay Advisory Fees from your Policy by submitting the advisory fee authorization. This authorization is used to authorize your financial professional to deduct Advisory Fees directly from your Policy, change or terminate any prior advisory fee authorization, and to change the financial professional that services your Policy. Thereafter, your financial professional must submit a written request for each one-time withdrawal to pay Advisory Fees or to establish or change a systematic withdrawal program to pay Advisory Fees, if available. Any systematic withdrawal program will continue until you terminate it. Your authorized withdrawals to pay Advisory Fees will be noted on your confirmation statements and/or your quarterly statements, as well as on your annual statements.

If you elect to authorize your financial professional to make withdrawals to pay Advisory Fees from your Policy Value, the Advisory Fee will be deducted from the Investment Options on a Pro-Rata basis. Specific Investment Options may be chosen with a systematic withdrawal program, only if available. Your financial professional can have the fee deducted on an annual, semi-annual, quarterly, or monthly (for systematic withdrawal programs only) basis. Work with your financial professional to determine which options work for you.

Ameritas Advisor No-Load VA	37

Withdrawals from your Policy to pay Advisory Fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•	Withdrawals to pay Advisory Fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.
•	Withdrawals to pay Advisory Fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy Value from a specified Investment Option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Registered Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

CANCELLATION RIGHTS

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy Value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy Value, whichever amount is greater.

TAXES

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. Generally, amounts payable to a Beneficiary on the Policy Owner's death will be included in the estate of the Policy Owner for federal estate tax purposes, however, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
Ameritas Advisor No-Load VA	38

▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Advisory Fee Withdrawals

In a Private Letter Ruling (“PLR”) issued to the Insurance Company in 2021, the IRS ruled that the Advisory Fees that the Insurance Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for Advisory Fees related to the Policy, and will not compensate the Investment Adviser for any other service. The Advisory Fee payments are treated as an expense of the Policy, which is solely liable for paying them. They are not a taxable distribution, provided your non-qualified Policy satisfies the requirements of the PLR, one of which is that the Investment Adviser does not receive a commission for the sale of the Policy. Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn.

The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply. The Permitted Amount for each Eligible Policy will be determined by multiplying the Policy Value during the period to which the fees relate on the date of the withdrawal by 1.5%.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered Advisory Fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

You should consult with your financial professional and a qualified tax advisor before making withdrawals to pay for Advisory Fees to your financial professional pursuant to an advisory fee authorization.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as Beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Ameritas Advisor No-Load VA	39

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans, including:

▪	Individual Retirement Annuities (IRAs), Code Section 408(b);
▪	Simplified Employee Pension (SEP IRA), Code Section 408(k);
▪	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
▪	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Insurance Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Registered Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

FINANCIAL INFORMATION

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Registered Separate Account and the Insurance Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

Ameritas Advisor No-Load VA	40

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks to provide growth of capital.	American Funds ® IS Growth Fund, Class 1	0.34%	31.96%	19.12%	16.88%
	Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds ® IS Growth-Income Fund, Class 1	0.28%	24.55%	13.30%	12.49%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds ® IS International Fund, Class 1	0.53%	3.40%	1.48%	4.27%
	Capital Research and Management Company (SM)
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 1	0.57%*	6.86%	4.80%	6.49%
	Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds ® IS Washington Mutual Investors Fund, Class 1	0.25%*	19.40%	12.47%	10.54%
	Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I	0.64%	19.61%	9.41%	8.41%
	Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I	0.48%*	3.14%	4.39%	4.82%
	Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I	0.39%*	11.23%	7.14%	7.47%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio	0.28%*	24.63%	14.20%	12.75%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F	0.91%*	12.16%	5.48%	5.54%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F	0.88%*	10.17%	4.77%	5.26%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F	0.89%*	7.70%	3.69%	4.56%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio	0.31%*	15.10%	10.74%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio	0.21%	5.38%	0.81%	1.53%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To seek total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio	0.28%*	11.99%	7.77%	6.95%
	Dimensional Fund Advisors LP
To achieve long-term capital appreciation.	DFA VA International Small Portfolio	0.39%	3.82%	4.11%	5.91%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Ameritas Advisor No-Load VA	41

Type / Investment Objective	Portfolio Company and Adviser/Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
To achieve long-term capital appreciation.	DFA VA International Value Portfolio	0.28%	6.62%	7.08%	5.62%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio	0.12%	5.48%	1.91%	1.57%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio	0.21%	13.38%	8.43%	8.52%
	Dimensional Fund Advisors LP
To achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio	0.28%	8.14%	12.55%	9.46%
	Dimensional Fund Advisors LP
Long-term growth of capital.	DWS Capital Growth VIP, Class A	0.49%	26.62%	15.71%	14.88%
	DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Opportunities VIP, Class A (named DWS International Growth VIP, Class A prior to 5/1/25)	0.86%*	9.37%	3.77%	5.39%
	DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A	0.84%*	6.21%	5.88%	5.58%
	DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3]	0.56%	33.79%	17.04%	13.62%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3]	0.47%	15.35%	10.08%	9.21%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4]	0.25%	5.10%	2.33%	1.62%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [3]	0.56%	30.39%	18.93%	16.63%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3]	0.81%*, **	8.97%	2.74%	4.17%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3]	0.38%	1.79%	0.46%	1.93%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3]	0.57%	17.49%	11.34%	9.21%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3]	0.73%	5.01%	5.76%	6.32%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3]	0.64%	6.08%	2.81%	3.60%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2	0.75%*	-11.37%	-4.85%	-2.03%
	Franklin Advisers, Inc.
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I	0.85%	34.89%	15.84%	14.16%
	Invesco Advisers, Inc.
Ameritas Advisor No-Load VA	42

Type / Investment Objective	Portfolio Company and Adviser /Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I	0.90%	0.62%	3.23%	4.36%
	Invesco Advisers, Inc.
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II	0.47%*	1.82%	1.47%	1.98%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Capital growth.	LVIP American Century International Fund, Standard Class II	0.95%*	2.61%	3.54%	4.93%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II	0.86%*	8.73%	7.29%	8.03%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class	0.80%*	14.72%	9.10%	11.70%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class	0.89%*	3.09%	3.89%	5.21%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class	0.79%*	11.66%	5.88%	6.29%
	Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	1.25%*	7.82%	1.29%	3.08%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Company
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	1.05%	8.82%	7.11%	5.65%
	Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	0.89%	25.84%	13.97%	11.44%
	Neuberger Berman Investment Advisers LLC
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	2.28%*	4.16%	7.10%	1.65%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class	0.79%	2.53%	-0.03%	1.53%
	Pacific Investment Management Company LLC
Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.	Rydex Government Long Bond 1.2x Strategy Fund	1.40%*	-12.45%	-10.37%	-4.04%
	Guggenheim Investments
Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.	Rydex Inverse Government Long Bond Strategy Fund	5.06%*	16.91%	7.26%	1.10%
	Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.	Rydex Inverse NASDAQ-100® Strategy Fund	1.79%*	-15.79%	-18.59%	-17.35%
	Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis. [2]	Rydex Inverse S&P 500® Strategy Fund	1.75%*	-13.11%	-13.36%	-12.21%
	Guggenheim Investments
Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.	Rydex NASDAQ-100® Fund	1.70%*	23.91%	17.87%	16.48%
	Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis. [2]	Rydex Nova Fund	1.68%*	32.76%	16.37%	15.44%
	Guggenheim Investments
Ameritas Advisor No-Load VA	43

Type / Investment Objective	Portfolio Company and Adviser /Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.	Rydex Precious Metals Fund	1.64%*	8.12%	4.01%	6.67%
	Guggenheim Investments
Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.	Rydex Russell 2000® 1.5x Strategy Fund	1.81%*	10.95%	4.79%	6.95%
	Guggenheim Investments
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio	0.74%	35.51%	14.46%	14.77%
	T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio	1.30%*	-2.27%	10.31%	5.45%
	Third Avenue Management LLC
Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.	Vanguard® Balanced Portfolio [5]	0.20%	14.80%	8.18%	8.37%
	Wellington Management Company, LLP
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [5]	0.12%	7.49%	4.04%	4.90%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [5]	0.28%	14.89%	12.24%	9.76%
	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [5]	0.29%	15.12%	9.85%	9.89%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [5]	0.14%	24.84%	14.36%	12.95%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [5]	0.13%	2.03%	-0.23%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [5]	0.34%	33.14%	15.96%	14.67%
	Wellington Management Company, LLP
Seeks to provide a high and sustainable level of current income.	Vanguard® High Yield Bond Portfolio [5]	0.24%	6.30%	3.37%	4.53%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [5]	0.31%	9.01%	6.27%	8.40%
	Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [5]	0.17%	15.08%	9.70%	9.41%
	The Vanguard Group, Inc.
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [5]	0.12%	10.32%	6.06%	6.52%
	The Vanguard Group, Inc.
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [5]	0.26%	4.74%	2.84%	4.99%
	The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [5]	0.14%	4.89%	1.97%	2.24%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [5,6]	0.29%	11.38%	6.96%	8.66%
	The Vanguard Group, Inc. and ArrowMark Partners
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [5]	0.14%	1.24%	-0.39%	1.25%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [5]	0.08%	5.06%	4.23%
	The Vanguard Group, Inc.
Ameritas Advisor No-Load VA	44

Type / Investment Objective	Portfolio Company and Adviser /Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [5]	0.13%	23.71%	13.67%	12.37%
	The Vanguard Group, Inc.

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2024, reflect temporary fee reductions under such an arrangement.
**	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.67%.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

Additional Note Regarding Policies with GLWB2 Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider may be available for policies issued prior to May 1, 2017. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single Investment Option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

FIXED OPTIONS AVAILABLE UNDER THE POLICY

The following is a list of Fixed Options currently available under the Policy. We may change the features of the Fixed Options listed below, offer New Fixed Options, and terminate existing Fixed Options. We will provide you with a written notice before doing so. Features and limitations of the Fixed Options are described in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (1) (2)	One Year (3)	1%(4)

(1)	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
(2)	The Fixed Account is not an available Investment Option for Policies with the GLWB2 Rider.
(3)	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.
(4)	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.

You may obtain information for the current interest rate or the renewal interest rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-255-9678, by sending an email request to ALICTD@ameritas.com or by contacting your financial professional.

Prior to the Annuity Date, you may transfer Policy Value from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount subject to the Transfer Rules as outlined in the GENERAL

DESCRIPTION OF THE POLICY.

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APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-255-9678

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a Policy fee.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code (Code) provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Inherited IRA

If you inherited this IRA from anyone other than your deceased spouse, you may not make any contributions to this IRA, including Rollover contributions.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if at any time during the year you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $7,000 in 2025, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000 (for a total 2025 contribution limit of $8,000 if you’re at least 50 years old), so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation. Beginning in 2024, the $1,000 increase amount for individuals aged 50 or older will also be adjusted for inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of your and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Ameritas Advisor No-Load VA	46

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such Rollover contributions are not limited by this annual contribution maximum. You may not roll over any amount required by Traditional IRA rules to be distributed to you.

Contributions must be made by the due date for filing your tax return. Except for a SEP IRA, an extension of the filing deadline for your tax return does not extend the time during which your Traditional IRA contribution may be made. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax deductible depending on whether you are an active participant in an employer-sponsored retirement plan and whether your modified adjusted gross income ("MAGI") is above the phase-out level. When you file your tax return, you must designate any contributions as being either deductible or nondeductible. If you make a nondeductible contribution to your Traditional IRA, you must use IRS Form 8606 (Nondeductible IRA Contributions, IRA Basis and Nontaxable IRA Distributions). IRS Form 8606 is filed with your tax return. If you did not properly report a nondeductible contribution, tax consequences and penalties may apply. See the instructions for your federal income tax return or IRS Publication 590-A for more details regarding MAGI and reporting obligations with respect to IRA contributions.

Unless it is a Rollover contribution, your contribution must be paid in cash. You may make contributions consisting of regular contributions, catch-up (age 50 and over) contributions, additional authorized contributions, Rollovers, or transfers to your Traditional IRA.

From time to time, new legislation authorizes additional contributions to IRAs under prescribed circumstances by eligible individuals. For a full listing and explanation of the tax implications of all additional authorized contributions, including repayments of Qualified Reservist Distributions, Coronavirus-Related Distributions, or Qualified Disaster Distributions, and contributions of Qualified Settlement Income, Qualified Plan Loan Offsets or Difficulty of Care Payments, see the most recent IRS Publication 590-A.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), SEP IRA, SIMPLE IRA, SIMPLE 401(k), and certain governmental plans) for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your MAGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of MAGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	MAGI	MAGI

2023	$116,000 - $136,000	$73,000 - $83,000
2024	$123,000 - $143,000	$77,000 - $87,000
2025	$126,000 - $146,000	$79,000 - $89,000

In 2025, if you are not an active participant in an employer-sponsored plan, but your spouse is an active participant (and you are filing jointly), you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your MAGI is below $236,000 and the deductible contribution for you is phased out between $236,000 and $246,000 of MAGI. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and your spouse is an active participant, your deduction is phased out between $0 and $10,000 of MAGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year for which the excess contribution was made. Earnings distributed will be taxable in the year in which the contribution was made.

Ameritas Advisor No-Load VA	47

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a Beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated Beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if (a) he or she has received unemployment compensation for 12 consecutive weeks or more; (b) the distribution is made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made to pay for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is made to satisfy a levy issued by the IRS; (9) the distribution is a qualified reservist distribution; (10) the distribution is made to pay for certain expenses related to birth or adoption; (11) the distribution constitutes an emergency personal expense distribution made after December 31, 2023; (12) the distribution is an eligible distribution to a domestic abuse victim made after December 31, 2023; (13) the distribution is made to a terminally ill individual; (14) the distribution is made in connection with certain federally declared disasters; or (15) the distribution is made in accordance with new legislation or IRS guidance authorizing distributions in special circumstances. Generally, the part of a distribution attributable to nondeductible contributions is not includible in income and is not subject to the 10% penalty. The above listed exceptions to the 10% premature tax are subject to certain limitations and restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Some distributions exempt from the 10% premature distribution tax may be repaid subject to certain restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Tax laws require you to take a Required Minimum Distribution (RMD) each year once you reach a certain required beginning age. For individuals who turn 72 on or before December 31, 2022, the required beginning age is 72. For individuals who turn 72 after December 31, 2022, the required beginning age is 73. The required beginning age will change to 75 for individuals who turn 74 after December 31, 2032. When you reach your required beginning age, you must elect to receive RMDs no later than April 1 of the following year (Required Beginning Date) whether or not you have retired. There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the RMD for you. Prior to taxable years beginning in 2023, the penalty for failure to take the RMD could result in an additional tax of 50% of the amount not taken. For taxable years beginning in 2023, the penalty for failure to take the RMD is reduced to 25% of the amount not taken and this penalty can be reduced to 10% if correction is made within the appropriate “correction window.”

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary. However, if you die after Required Minimum Distributions commence, distributions must generally be made under the Policy option selected before death. In this case, Required Minimum Distributions may be required prior to complete distribution of the funds.

Your designated Beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs, or if your Beneficiary is an eligible designated Beneficiary the funds may be withdrawn over the life or life expectancy of the eligible designated Beneficiary beginning on or before December 31 of the calendar year following the year of your death. However, if the designated Beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached your required beginning age. If you did not designate a Beneficiary that is an individual, the funds remaining generally must be distributed within five years after your death.

Your surviving spouse, if the sole Beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual, or an individual who is not more than 10 years younger than you. Once your minor child reaches the age of majority, any remainder of the child's interest in the IRA must be distributed within 10 years after the date on which the age of majority is attained.

Tax Consequences

Amounts paid to you or your Beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

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If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 25%. The penalty is reduced to 10% if the correction is made within the applicable correction window.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Under certain circumstances the IRS may waive the 60-day requirement, or you may qualify for an automatic waiver. For details, see information on Rollovers completed after the 60-day period in the most recent IRS Publication 590-A. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12-month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax free to an IRA (which is not a SIMPLE IRA) during the two-year period following the date you first participate in any SIMPLE IRA maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) over your lifetime or life expectancy, the lifetimes or life expectancies of you and your Beneficiary, or a period of 10 years or more;
b.	Required Minimum Distributions made during or after the year you reach your Required Beginning Date;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.
e.	Corrective distributions of excess contributions or excess deferrals, and any income allocable to the excess, or of excess annual additions and any allocable gains.

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, SEP IRA, or SIMPLE IRA (if it has been at least two years since you first participated in the SIMPLE IRA), or governmental 457 plan. However, you may not roll over after-tax contributions from your Traditional IRA to a 401(a) plan, 401(k) plan, 403(b) plan, or governmental 457 plan. You may also be eligible to make a one-time qualified Health Savings Account (HSA) funding distribution from your Traditional IRA or Roth IRA to your HSA.

For rules applicable to Rollovers or transfers to Roth IRAs, see the paragraphs below on Roth IRA.

SEP IRA

A SEP IRA allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs. See Publication 560 for more details.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

Roth IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) MAGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $7,000 for 2025. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or

Ameritas Advisor No-Load VA	49

compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation. Beginning in 2024, the $1,000 increase amount for individuals aged 50 or older will also be adjusted for inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) MAGI. In 2025, you may contribute the maximum contribution to your Roth IRA if you are single and your MAGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $165,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your MAGI is less than $236,000. Your ability to contribute to your Roth IRA is phased out at $246,000. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and lived with your spouse at any time during the year, you cannot make a Roth IRA contribution if your MAGI is $10,000 or more.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time home buyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includible in income, if the distribution is made within the five-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed to your designated Beneficiary no later than the end of the tenth calendar year after your death occurs, or if your Beneficiary is an eligible designated Beneficiary, over the life or life expectancy of the eligible designated Beneficiary and must begin on or before December 31 of the calendar year following the year of your death.

However, if the designated Beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. If you do not designate a Beneficiary that is an individual, the entire benefit must be distributed within five years of your death.

An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you.

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Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that Rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. A conversion of a Traditional IRA to a Roth IRA cannot be recharacterized as having been made to a Traditional IRA. See IRS Publication 590-A and consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAs

Lump sum Distribution

If you decide to receive the entire value of your IRA in one lump sum, the full amount is taxable when received (except as to nondeductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special ten-year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of qualified retirement plans. Distributions are also not eligible for capital gains treatment.

Nontransferability

You may not transfer, assign, or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA always belongs to you, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includible in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by Advisory Fees and by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Estate Tax

Generally, amounts payable to a Beneficiary on the Policy Owner’s death will be included in the estate of the Policy Owner for federal estate tax purposes. Further, transfers of IRA assets to a named Beneficiary made during your life may be subject to federal gift taxes under IRC Section 2501. However, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Charitable Distributions

If you are age 70½ or older, you may make tax-free distributions of up to $100,000 per year directly from your IRA to certain charitable organizations. Beginning in 2023, this amount is indexed for inflation and may increase for subsequent tax years. Also beginning in 2023, part of this charitable distribution may include a one-time distribution of up to $50,000 directly from your IRA to certain split-interest entities (such as charitable remainder trusts or charitable gift annuities). Many times, charitable distributions qualify as RMDs. Special tax rules may apply. For further detailed information, see the most recent IRS Publication 590-B.

IRS Filing

Generally, a Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts) must be filed if an individual owes taxes on premature distributions from, or excess contributions to, his or her IRA. Therefore you must file Form 5329 with the Internal Revenue Service for each taxable year during which excise taxes are due because of a premature distribution, or failure to receive a mandatory excess distribution.

IRS Approval

Your IRA annuity has not been submitted to the Internal Revenue Service for approval as to the form of the contract.

STATUS OF OUR IRA

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Advisor No-Load VA	51

STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Registered Separate Account, us, and the Policy. You may obtain a copy without charge upon request, and make other inquiries about your Policy, by calling our toll-free telephone number 800-255-9678 or accessing the following website ameritas.com.

REPORTS TO YOU

We will send you a statement at least annually showing your Policy Value. As long as your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular monthly deductions. We will confirm any other premium payments, Subaccount transfers, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Registered Separate Account and the Insurance Company are available on the SEC's website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is 800-289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

About the Policy described in this prospectus, or wish to request a Statement of Additional information,

contact your sales representative, or write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7335

Email: direct@ameritas.com

Website: ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at the toll-free number and we will send you the form you need.

© 2025 Ameritas Life Insurance Corp.	Registration # 811-07661
Class/Contract # C000159769
File # 333-205138

Ameritas Advisor No-Load VA	52

Statement of Additional Information: May 1, 2025
to accompany Policy Prospectuses listed below.

Variable Annuity Policies:
Ameritas No-Load Variable Annuity (4080)	Ameritas Advisor No-Load VA
Ameritas NLVA (6150)	Ameritas Advisor Select No Load Variable Annuity
Ameritas No-Load VA 6150
offered through
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE DATA
STANDARDIZED PERFORMANCE REPORTING
NON-STANDARDIZED PERFORMANCE REPORTING

YIELDS	3
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT

FINANCIAL STATEMENTS	4

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by emailing us, or accessing through our website at ameritas.com/prospectuses, or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA (referred to as the "Registered Separate Account") is a separate investment account of Ameritas Life Insurance Corp. ("Insurance Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance, annuities, individual disability income insurance, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registered Separate Account is a segregated asset account of Ameritas Life established to receive and invest your Premiums. The Separate Account was established on August 26, 1995, under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Life maintains and services the Policies described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life,

ALIC Separate Account LLVA	SAI: 1	Statement of Additional Information

AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select, and Ameritas Bluestar Retirement Services, LLC. At the time of the Agreement, all parties to the Agreement were wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Bluestar Retirement Services, LLC and Select Benefits Group, LLC dba Dental Select have since been dissolved. Ameritas Life made no payments for administrative services provided by affiliated companies in 2022, 2023, or 2024.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policy may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

Ameritas Advisor No-Load VA Policies are offered continuously and are distributed by AIC (“the Underwriter”), a wholly owned subsidiary of ours, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). Other Policies listed above, and offered through the Separate Account, are no longer offered for new sales. AIC enters into contracts with various broker-dealers to distribute the Policy.

YEAR:	2022	2023	2024
Variable annuity commissions the Insurance Company paid to the Underwriter that were paid to other broker-dealers and representatives (not kept by the Underwriter.)	$199,457	$219,674	$215,746
Variable annuity commissions earned and kept by the Underwriter.	$0	$0	$0
Fees the Insurance Company paid to the Underwriter for variable annuity Principal Underwriter services.	$63,164	$73,484	$83,441

CALCULATION OF PERFORMANCE DATA

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

ALIC Separate Account LLVA	SAI: 2	Statement of Additional Information

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. For any fees that may vary with the size of account, we assume an account size equal to the Subaccount's mean (or median) Account Value. As a result, the yield does not reflect the Policy fee. We also assume the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy Value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in a money market subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ALIC Separate Account LLVA	SAI: 3	Statement of Additional Information

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2024 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2024, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1100 Capitol Avenue, Suite 300, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Separate Account LLVA	SAI: 4	Statement of Additional Information

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) listed in Note 1 as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 21, 2025

We have served as the Account’s auditor since 1997.

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FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
405,223.826 shares at $2.74 per share (cost $908,181)	$1,110,313
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
13,030.646 shares at $27.78 per share (cost $367,696)	361,991
Deutsche DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
9,805.974 shares at $14.52 per share (cost $159,104)	142,383
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
72,071.961 shares at $13.81 per share (cost $966,349)	995,314
DWS International Growth VIP Portfolio, Class A (Thematic) -
41,773.671 shares at $16.32 per share (cost $643,505)	681,746
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
12,955.653 shares at $43.97 per share (cost $448,317)	569,660
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
107,953.563 shares at $25.47 per share (cost $2,416,167)	2,749,577
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
2,046,293.721 shares at $10.98 per share (cost $25,704,713)	22,468,305
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Income IC) -
128,614.123 shares at $26.59 per share (cost $3,049,745)	3,419,850
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
67,192.588 shares at $96.94 per share (cost $5,909,821)	6,513,649
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
377,451.402 shares at $4.72 per share (cost $1,895,946)	1,781,571
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
6,050.305 shares at $4.68 per share (cost $32,565)	28,315
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
464,339.895 shares at $57.94 per share (cost $18,317,318)	26,903,854
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
14,778.131 shares at $57.48 per share (cost $622,036)	849,447
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
248,393.296 shares at $37.56 per share (cost $8,816,167)	9,329,652
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
6,095.700 shares at $36.92 per share (cost $206,618)	225,053
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,122,460.318 shares at $10.72 per share (cost $12,673,439)	12,032,775

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
27,650,135.720 shares at $1.00 per share (cost $27,650,136)	$27,650,136
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
3,955.215 shares at $25.88 per share (cost $97,862)	102,361
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
1,929.391 shares at $26.99 per share (cost $52,934)	52,074
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
1,554.854 shares at $23.80 per share (cost $26,609)	37,006
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
17,606.389 shares at $33.52 per share (cost $617,241)	590,166
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
2,003.195 shares at $79.53 per share (cost $102,427)	159,314
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,563.680 shares at $59.40 per share (cost $45,631)	92,883
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
6,404.474 shares at $31.28 per share (cost $166,932)	200,332
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
4.429 shares at $9.66 per share (cost $45)	43
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
13,926.418 shares at $39.93 per share (cost $405,827)	556,082
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
26,493.652 shares at $16.49 per share (cost $463,535)	436,880
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
6,827.169 shares at $212.90 per share (cost $1,087,350)	1,453,504
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
39,113.468 shares at $86.06 per share (cost $2,252,073)	3,366,105
Rydex Precious Metals Fund Portfolio (Precious Metals) -
47,178.190 shares at $40.25 per share (cost $1,918,099)	1,898,922
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
1,182.973 shares at $22.86 per share (cost $27,922)	27,043
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
16,430.347 shares at $18.16 per share (cost $428,539)	298,375
Rydex Inverse NASDAQ-100(R) Strategy Fund Portfolio (Inverse NASDAQ) -
1,776.999 shares at $12.88 per share (cost $23,488)	22,888

.

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
953.079 shares at $115.24 per share (cost $94,531)	$109,833
Rydex Russell 2000(R) 1.5x Strategy Fund Portfolio (Russell) -
8,689.435 shares at $76.58 per share (cost $644,788)	665,437
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
111,119.230 shares at $20.46 per share (cost $2,101,464)	2,273,499
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
1,287,208.655 shares at $72.14 per share (cost $67,109,098)	92,859,232
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
8,126,633.111 shares at $10.46 per share (cost $93,256,376)	85,004,582
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
1,674,464.936 shares at $11.74 per share (cost $20,483,607)	19,658,218
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
1,267,774.652 shares at $26.84 per share (cost $27,591,730)	34,027,072
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
987,326.683 shares at $56.16 per share (cost $40,449,467)	55,448,267
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
285,434.015 shares at $24.93 per share (cost $7,162,225)	7,115,870
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
216,409.000 shares at $30.75 per share (cost $6,129,651)	6,654,577
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
2,505,543.247 shares at $10.42 per share (cost $26,435,201)	26,107,761
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
456,799.033 shares at $21.38 per share (cost $9,875,140)	9,766,363
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
110,892.654 shares at $18.41 per share (cost $2,284,866)	2,041,534
Vanguard(R) Equity Income Portfolio (Equity Income) -
825,586.591 shares at $25.06 per share (cost $18,631,578)	20,689,200
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
1,724,808.066 shares at $7.40 per share (cost $12,823,660)	12,763,580
Vanguard(R) Growth Portfolio (Growth) -
802,350.256 shares at $33.64 per share (cost $20,517,375)	26,991,063
Vanguard(R) Balanced Portfolio (Balanced) -
1,037,989.994 shares at $24.77 per share (cost $23,845,961)	25,711,012

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) International Portfolio (International) -
1,299,438.789 shares at $25.60 per share (cost $34,369,992)	$33,265,633
Vanguard(R) Diversified Value Portfolio (Diversified) -
1,012,281.842 shares at $16.65 per share (cost $14,197,434)	16,854,493
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
727,342.165 shares at $19.51 per share (cost $14,141,988)	14,190,446
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery SMID Cap Growth Fund Portfolio, Class 2 (Discovery) -
19,168.791 shares at $24.17 per share (cost $491,748)	463,310
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
7,623.433 shares at $26.86 per share (cost $191,032)	204,765
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
23,388.706 shares at $58.48 per share (cost $1,168,101)	1,367,772
ProFund VP Europe 30 Portfolio (Europe) -
2,632.547 shares at $25.63 per share (cost $59,486)	67,472
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
0.000 shares at $44.02 per share (cost $0)	-
ProFund VP Nasdaq-100 Portfolio (NASDAQ-100) -
114.58 shares at $62.98 per share (cost $6,152)	7,216
ProFund VP Small-Cap Portfolio (Small-Cap) -
135.529 shares at $37.02 per share (cost $4,359)	5,017
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
0.000 shares at $45.01 per share (cost $0)	-
ProFund VP Dow 30 Portfolio (Classic Dow) -
0.000 shares at $22.50 per share (cost $0)	-
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
279.443 shares at $11.00 per share (cost $4,035)	3,074
ProFund VP Short Nasdaq-100 Portfolio (Short NASDAQ) -
662.795 shares at $9.55 per share (cost $7,817)	6,330
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
0.000 shares at $19.60 per share (cost $0)	-
ProFund VP Short Dow 30 Portfolio (Short Dow) -
36.883 shares at $19.48 per share (cost $2,711)	718
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
536.181 shares at $40.75 per share (cost $20,321)	21,849

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraNasdaq-100 Portfolio (UltraOTC) -
50,725.903 shares at $43.63 per share (cost $1,670,924)	$2,213,171
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
1,792.867 shares at $15.16 per share (cost $28,812)	27,180
ProFund VP UltraBull Portfolio (UltraBull) -
4,712.583 shares at $42.35 per share (cost $150,024)	199,578
Non-Equity ProFunds VP (ProFunds):
ProFund VP U.S. Government Plus Portfolio (U.S. Gov. Plus) -
1,076.808 shares at $10.72 per share (cost $14,737)	11,543
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
0.000 shares at $28.97 per share (cost $0)	-
Sector ProFunds VP (ProFunds):
ProFund VP Energy Portfolio (Oil & Gas) -
1,724.476 shares at $40.92 per share (cost $69,527)	70,566
ProFund VP Precious Metals Portfolio (Precious Metals) -
2,014.546 shares at $26.16 per share (cost $55,472)	52,701
ProFund VP Real Estate Portfolio (Real Estate) -
1,837.720 shares at $46.79 per share (cost $95,599)	85,987
ProFund Access VP High Yield (ProFunds):
ProFund Access VP High Yield Portfolio (High Yield) -
0.000 shares at $24.93 per share (cost $0)	-
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
26,751.580 shares at $1.00 per share (cost $26,752)	26,752
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio,
Administrative Class (Commodity) -
458,425.486 shares at $5.45 per share (cost $3,434,804)	2,498,419
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,261,425.238 shares at $9.04 per share (cost $12,903,194)	11,403,284
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
979.434 shares at $9.64 per share (cost $9,971)	9,442
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II
(Mid Cap Value II) -
107,028.062 shares at $19.66 per share (cost $2,051,727)	2,103,851
LVIP American Century International Fund Portfolio, Standard Class II (International II) -
16,315.338 shares at $10.68 per share (cost $175,271)	174,313

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Lincoln Variable Insurance Products Trust (Lincoln), continued:
LVIP American Century Inflation Protection Fund Portfolio, Standard Class II
(Inflation II) -
177,317.875 shares at $9.19 per share (cost $1,638,921)	$1,629,197
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
16,565.529 shares at $69.59 per share (cost $948,157)	1,152,795
American Funds(R) IS Growth Fund Portfolio, Class 1 (IS Growth) -
22,591.298 shares at $127.47 per share (cost $2,607,136)	2,879,713
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
151,989.330 shares at $16.86 per share (cost $2,466,812)	2,562,540
American Funds(R) IS International Fund Portfolio, Class 1 (IS International) -
23,843.277 shares at $17.84 per share (cost $457,308)	425,364
American Funds(R) IS New World Fund Portfolio, Class 1 (IS New World) -
39,397.135 shares at $26.67 per share (cost $1,128,385)	1,050,722
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
276,401.731 shares at $11.38 per share (cost $4,354,829)	3,145,452
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities IC) -
50,783.622 shares at $34.22 per share (cost $1,702,969)	1,737,816
MFS(R) Mid Cap Growth Series Portfolio, Initial Class (Mid Cap) -
154,261.736 shares at $9.20 per share (cost $1,490,991)	1,419,208
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
165,235.253 shares at $17.13 per share (cost $2,648,288)	2,830,480
Calvert Variable Trust, Inc. (Summit):
CVT S&P 500 Index Portfolio (S&P 500) -
25,069.271 shares at $201.72 per share (cost $4,130,797)	5,056,973
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
9,726.867 shares at $95.85 per share (cost $858,257)	932,320
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
3,972.055 shares at $128.46 per share (cost $422,047)	510,250
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
307,263.510 shares at $20.91 per share (cost $5,483,366)	6,424,880
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
259,567.541 shares at $19.88 per share (cost $4,335,093)	5,160,203
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
477,579.635 shares at $17.60 per share (cost $7,888,586)	8,405,402
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
65,550.340 shares at $85.90 per share (cost $5,449,650)	5,630,774

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
227,678.986 shares at $60.09 per share (cost $8,307,265)	$13,681,230
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
715,811.503 shares at $13.73 per share (cost $10,522,028)	9,828,092
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
2,002,498.477 shares at $9.74 per share (cost $20,537,558)	19,504,335
VA International Small Portfolio (Small) -
1,048,036.760 shares at $11.59 per share (cost $12,712,912)	12,146,746
VA International Value Portfolio (Value) -
1,712,625.584 shares at $13.65 per share (cost $20,892,365)	23,377,339
VA Short-Term Fixed Portfolio (Fixed) -
1,518,254.105 shares at $10.07 per share (cost $15,491,934)	15,288,819
VA U.S. Large Value Portfolio (Large) -
805,289.831 shares at $32.55 per share (cost $22,586,855)	26,212,184
VA U.S. Targeted Value Portfolio (Targeted) -
1,000,274.331 shares at $22.57 per share (cost $20,374,602)	22,576,192
VA Global Moderate Allocation Portfolio (Global) -
774,897.177 shares at $16.35 per share (cost $10,782,052)	12,669,569
VA Equity Allocation Portfolio (Equity) -
283,982.632 shares at $15.86 per share (cost $4,054,442)	4,503,965

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$851,072,111

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$19,096
Mortality and expense risk charge	(5,976)
Net investment income(loss)	13,120

Realized gain(loss) on investments:
Net realized gain distributions	19,674
Net realized gain(loss) on sale of fund shares	17,506
Net realized gain(loss)	37,180

Change in unrealized appreciation/depreciation	136,089

Net increase(decrease) in net assets resulting
from operations	$186,389

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$13,120	$10,447
Net realized gain(loss)	37,180	7,065
Net change in unrealized appreciation/depreciation	136,089	131,245
Net increase(decrease) in net assets resulting
from operations	186,389	148,757

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,200	1,200
Subaccounts transfers (including fixed account), net	18,807	(80,568)
Transfers for policyowner benefits and terminations	(92,102)	(16,465)
Policyowner maintenance charges	(183)	(196)
Net increase(decrease) from policyowner transactions	(72,278)	(96,029)

Total increase(decrease) in net assets	114,111	52,728
Net assets at beginning of period	996,202	943,474
Net assets at end of period	$1,110,313	$996,202

The accompanying notes are an integral part of these financial statements.

FS-11

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2024		2024		2024

$435		$1,770		$16,754
(2,194)		(874)		(7,270)
(1,759)		896		9,484

3,417		4,149		69,023
(2,936)		(2,990)		38,770
481		1,159		107,793

33,640		12,776		(32,250)

$32,362		$14,831		$85,027

Mid Cap		Small Cap		Small Mid Value

2024	2023	2024	2023	2024	2023

$(1,759)	$(1,442)	$896	$1,524	$9,484	$9,218
481	(5,490)	1,159	(27,852)	107,793	41,759
33,640	44,119	12,776	52,922	(32,250)	176,825

32,362	37,187	14,831	26,594	85,027	227,802

-	-	-	-	22,382	3,270
(28,155)	(3,718)	-	(97,596)	(608,082)	(120,727)
(6,503)	(24,346)	(18,987)	(7,682)	(177,265)	(100,909)
(52)	(74)	(28)	(72)	(64)	(87)
(34,710)	(28,138)	(19,015)	(105,350)	(763,029)	(218,453)

(2,348)	9,049	(4,184)	(78,756)	(678,002)	9,349
364,339	355,290	146,567	225,323	1,673,316	1,663,967
$361,991	$364,339	$142,383	$146,567	$995,314	$1,673,316

FS-12

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,083
Mortality and expense risk charge	(3,632)
Net investment income(loss)	5,451

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	7,395
Net realized gain(loss)	7,395

Change in unrealized appreciation/depreciation	51,730

Net increase(decrease) in net assets resulting
from operations	$64,576

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,451	$1,845
Net realized gain(loss)	7,395	(4,217)
Net change in unrealized appreciation/depreciation	51,730	102,277
Net increase(decrease) in net assets resulting
from operations	64,576	99,905

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	136	376
Subaccounts transfers (including fixed account), net	(32,155)	(4,833)
Transfers for policyowner benefits and terminations	(63,403)	(41,916)
Policyowner maintenance charges	(22)	(26)
Net increase(decrease) from policyowner transactions	(95,444)	(46,399)

Total increase(decrease) in net assets	(30,868)	53,506
Net assets at beginning of period	712,614	659,108
Net assets at end of period	$681,746	$712,614

The accompanying notes are an integral part of these financial statements.

FS-13

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2024		2024		2024

$1,499		$49,429		$775,545
(3,280)		(17,476)		(123,115)
(1,781)		31,953		652,430

60,471		132,947		-
40,683		292,431		(325,002)
101,154		425,378		(325,002)

54,536		(274,954)		(91,697)

$153,909		$182,377		$235,731

Growth		Overseas IC		Inv. Grade Bond IC

2024	2023	2024	2023	2024	2023

$(1,781)	$(2,466)	$31,953	$16,721	$652,430	$434,616
101,154	21,150	425,378	64,974	(325,002)	(578,367)
54,536	159,840	(274,954)	484,455	(91,697)	1,321,717

153,909	178,524	182,377	566,150	235,731	1,177,966

1,456	59,984	2,040	270	435,573	203,217
(268,459)	33,517	(718,071)	88,230	2,014,302	659,970
(28,164)	(11,064)	(133,729)	(122,343)	(2,044,367)	(2,519,341)
(73)	(84)	(352)	(346)	(84,056)	(87,999)
(295,240)	82,353	(850,112)	(34,189)	321,452	(1,744,153)

(141,331)	260,877	(667,735)	531,961	557,183	(566,187)
710,991	450,114	3,417,312	2,885,351	21,911,122	22,477,309
$569,660	$710,991	$2,749,577	$3,417,312	$22,468,305	$21,911,122

FS-14

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$59,915
Mortality and expense risk charge	(19,560)
Net investment income(loss)	40,355

Realized gain(loss) on investments:
Net realized gain distributions	195,606
Net realized gain(loss) on sale of fund shares	69,171
Net realized gain(loss)	264,777

Change in unrealized appreciation/depreciation	142,618

Net increase(decrease) in net assets resulting
from operations	$447,750

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$40,355	$40,080
Net realized gain(loss)	264,777	104,136
Net change in unrealized appreciation/depreciation	142,618	150,618
Net increase(decrease) in net assets resulting
from operations	447,750	294,834

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	13,360	960
Subaccounts transfers (including fixed account), net	189,852	(110,856)
Transfers for policyowner benefits and terminations	(381,217)	(132,316)
Policyowner maintenance charges	(337)	(373)
Net increase(decrease) from policyowner transactions	(178,342)	(242,585)

Total increase(decrease) in net assets	269,408	52,249
Net assets at beginning of period	3,150,442	3,098,193
Net assets at end of period	$3,419,850	$3,150,442

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
Growth		High Income		High Income
IC		IC		SC

2024		2024		2024

$55		$105,170		$1,601
(36,192)		(10,055)		(168)
(36,137)		95,115		1,433

1,364,853		-		-
286,033		(25,392)		(233)
1,650,886		(25,392)		(233)

(70,669)		89,991		959

$1,544,080		$159,714		$2,159

Growth IC		High Income IC		High Income SC

2024	2023	2024	2023	2024	2023

$(36,137)	$(18,874)	$95,115	$98,694	$1,433	$1,336
1,650,886	200,922	(25,392)	(61,725)	(233)	(810)
(70,669)	1,128,219	89,991	136,554	959	2,026

1,544,080	1,310,267	159,714	173,523	2,159	2,552

70,239	175,469	28,512	3,653	-	-
368,367	(135,046)	(320,849)	114,971	-	4
(499,489)	(242,774)	(69,922)	(61,643)	(1,414)	(3,502)
(715)	(756)	(104)	(128)	(3)	(3)
(61,598)	(203,107)	(362,363)	56,853	(1,417)	(3,501)

1,482,482	1,107,160	(202,649)	230,376	742	(949)
5,031,167	3,924,007	1,984,220	1,753,844	27,573	28,522
$6,513,649	$5,031,167	$1,781,571	$1,984,220	$28,315	$27,573

FS-16

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$48,001
Mortality and expense risk charge	(144,155)
Net investment income(loss)	(96,154)

Realized gain(loss) on investments:
Net realized gain distributions	3,068,267
Net realized gain(loss) on sale of fund shares	987,759
Net realized gain(loss)	4,056,026

Change in unrealized appreciation/depreciation	2,981,013

Net increase(decrease) in net assets resulting
from operations	$6,940,885

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(96,154)	$(14,389)
Net realized gain(loss)	4,056,026	1,054,602
Net change in unrealized appreciation/depreciation	2,981,013	4,380,578
Net increase(decrease) in net assets resulting
from operations	6,940,885	5,420,791

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	107,777	70,789
Subaccounts transfers (including fixed account), net	433,505	(187,699)
Transfers for policyowner benefits and terminations	(1,749,028)	(1,194,160)
Policyowner maintenance charges	(1,259)	(1,525)
Net increase(decrease) from policyowner transactions	(1,209,005)	(1,312,595)

Total increase(decrease) in net assets	5,731,880	4,108,196
Net assets at beginning of period	21,171,974	17,063,778
Net assets at end of period	$26,903,854	$21,171,974

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2024		2024		2024

$670		$49,743		$1,034
(4,145)		(51,672)		(1,315)
(3,475)		(1,929)		(281)

95,382		1,148,928		28,397
14,716		197,890		1,285
110,098		1,346,818		29,682

67,286		1,174		3,375

$173,909		$1,346,063		$32,776

Contrafund SC		Mid Cap IC		Mid Cap SC

2024	2023	2024	2023	2024	2023

$(3,475)	$(1,737)	$(1,929)	$2,202	$(281)	$(309)
110,098	110,251	1,346,818	208,161	29,682	1,982
67,286	53,606	1,174	781,382	3,375	24,167

173,909	162,120	1,346,063	991,745	32,776	25,840

-	-	41,311	7,220	-	-
197,271	(11,776)	827,171	138,825	26	(40,618)
(34,741)	(458,831)	(676,154)	(270,927)	(7,827)	(110,747)
(165)	(143)	(621)	(693)	(38)	(38)
162,365	(470,750)	191,707	(125,575)	(7,839)	(151,403)

336,274	(308,630)	1,537,770	866,170	24,937	(125,563)
513,173	821,803	7,791,882	6,925,712	200,116	325,679
$849,447	$513,173	$9,329,652	$7,791,882	$225,053	$200,116

FS-18

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$437,298
Mortality and expense risk charge	(62,477)
Net investment income(loss)	374,821

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(69,246)
Net realized gain(loss)	(69,246)

Change in unrealized appreciation/depreciation	298,920

Net increase(decrease) in net assets resulting
from operations	$604,495

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$374,821	$413,152
Net realized gain(loss)	(69,246)	(153,481)
Net change in unrealized appreciation/depreciation	298,920	656,243
Net increase(decrease) in net assets resulting
from operations	604,495	915,914

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	300,649	81,690
Subaccounts transfers (including fixed account), net	1,308,546	(163,719)
Transfers for policyowner benefits and terminations	(1,062,756)	(1,009,991)
Policyowner maintenance charges	(37,788)	(39,851)
Net increase(decrease) from policyowner transactions	508,651	(1,131,871)

Total increase(decrease) in net assets	1,113,146	(215,957)
Net assets at beginning of period	10,919,629	11,135,586
Net assets at end of period	$12,032,775	$10,919,629

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity		AIM

Money Market		Dividend		Health

2024		2024		2024

$1,463,094		$1,896		$-
(162,113)		(612)		(323)
1,300,981		1,284		(323)

-		4,036		-
-		237		67
-		4,273		67

-		6,227		1,154

$1,300,981		$11,784		$898

Money Market		Dividend		Health

2024	2023	2024	2023	2024	2023

$1,300,981	$2,014,628	$1,284	$1,450	$(323)	$(326)
-	-	4,273	7,881	67	(2,214)
-	-	6,227	(1,441)	1,154	2,757

1,300,981	2,014,628	11,784	7,890	898	217

3,291,335	4,122,444	-	-	-	-
14,117,719	(36,696,618)	51	(6,940)	12,250	(17,051)
(24,046,575)	(14,797,376)	(10,794)	(4,795)	(1,239)	(1,224)
(1,820)	(2,500)	(16)	(31)	(17)	(30)
(6,639,341)	(47,374,050)	(10,759)	(11,766)	10,994	(18,305)

(5,338,360)	(45,359,422)	1,025	(3,876)	11,892	(18,088)
32,988,496	78,347,918	101,336	105,212	40,182	58,270
$27,650,136	$32,988,496	$102,361	$101,336	$52,074	$40,182

FS-20

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(719)
Net investment income(loss)	(719)

Realized gain(loss) on investments:
Net realized gain distributions	1,447
Net realized gain(loss) on sale of fund shares	47,283
Net realized gain(loss)	48,730

Change in unrealized appreciation/depreciation	(8,990)

Net increase(decrease) in net assets resulting
from operations	$39,021

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(719)	$(462)
Net realized gain(loss)	48,730	51
Net change in unrealized appreciation/depreciation	(8,990)	19,387
Net increase(decrease) in net assets resulting
from operations	39,021	18,976

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(146,195)	125,309
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(60)	(45)
Net increase(decrease) from policyowner transactions	(146,255)	125,264

Total increase(decrease) in net assets	(107,234)	144,240
Net assets at beginning of period	144,240	-
Net assets at end of period	$37,006	$144,240

The accompanying notes are an integral part of these financial statements.

FS-21

AIM				Janus

Intl. Growth		Franchise		Growth

2024		2024		2024

$13,481		$-		$25
(3,852)		(741)		(502)
9,629		(741)		(477)

4,008		-		2,358
(97)		2,437		247
3,911		2,437		2,605

(8,285)		38,833		21,700

$5,255		$40,529		$23,828

Intl. Growth		Franchise		Growth

2024	2023	2024	2023	2024	2023

$9,629	$(2,436)	$(741)	$(666)	$(477)	$(271)
3,911	(5,055)	2,437	(31,831)	2,605	860
(8,285)	124,648	38,833	70,707	21,700	20,509

5,255	117,157	40,529	38,210	23,828	21,098

21,025	825	-	-	-	-
(142,050)	(5,773)	3,178	12,251	-	(42)
(62,033)	(31,028)	(2,456)	(3,291)	-	(2,593)
(165)	(186)	-	-	(35)	(33)
(183,223)	(36,162)	722	8,960	(35)	(2,668)

(177,968)	80,995	41,251	47,170	23,793	18,430
768,134	687,139	118,063	70,893	69,090	50,660
$590,166	$768,134	$159,314	$118,063	$92,883	$69,090

FS-22

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,119)
Net investment income(loss)	(1,119)

Realized gain(loss) on investments:
Net realized gain distributions	10,410
Net realized gain(loss) on sale of fund shares	175
Net realized gain(loss)	10,585

Change in unrealized appreciation/depreciation	28,373

Net increase(decrease) in net assets resulting
from operations	$37,839

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,119)	$(891)
Net realized gain(loss)	10,585	(79)
Net change in unrealized appreciation/depreciation	28,373	25,182
Net increase(decrease) in net assets resulting
from operations	37,839	24,212

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(8)
Transfers for policyowner benefits and terminations	-	(464)
Policyowner maintenance charges	(154)	(153)
Net increase(decrease) from policyowner transactions	(154)	(625)

Total increase(decrease) in net assets	37,685	23,587
Net assets at beginning of period	162,647	139,060
Net assets at end of period	$200,332	$162,647

The accompanying notes are an integral part of these financial statements.

FS-23

Neuberger Berman

Bond		Equity		Regency

2024		2024		2024

$2		$2,150		$3,195
-		(5,312)		(2,161)
2		(3,162)		1,034

-		46,318		14,386
-		201,210		(3,703)
-		247,528		10,683

1		(20,063)		24,567

$3		$224,303		$36,284

Bond		Equity		Regency

2024	2023	2024	2023	2024	2023

$2	$635	$(3,162)	$(2,246)	$1,034	$2,380
-	(2,601)	247,528	40,873	10,683	9,447
1	2,365	(20,063)	189,430	24,567	35,655

3	399	224,303	228,057	36,284	47,482

-	-	40,910	510	240	240
-	(15)	(497,862)	49,098	(6,000)	(72,806)
-	(19,289)	(212,055)	(232,440)	(43,576)	(25,859)
(4)	(4)	(212)	(218)	(89)	(102)
(4)	(19,308)	(669,219)	(183,050)	(49,425)	(98,527)

(1)	(18,909)	(444,916)	45,007	(13,141)	(51,045)
44	18,953	1,000,998	955,991	450,021	501,066
$43	$44	$556,082	$1,000,998	$436,880	$450,021

FS-24

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,778)
Net investment income(loss)	(7,778)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	143,690
Net realized gain(loss)	143,690

Change in unrealized appreciation/depreciation	233,197

Net increase(decrease) in net assets resulting
from operations	$369,109

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,778)	$(4,369)
Net realized gain(loss)	143,690	(32,091)
Net change in unrealized appreciation/depreciation	233,197	232,946
Net increase(decrease) in net assets resulting
from operations	369,109	196,486

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,960	3,960
Subaccounts transfers (including fixed account), net	(100,451)	531,972
Transfers for policyowner benefits and terminations	(33,975)	(3,886)
Policyowner maintenance charges	(388)	(210)
Net increase(decrease) from policyowner transactions	(130,854)	531,836

Total increase(decrease) in net assets	238,255	728,322
Net assets at beginning of period	1,215,249	486,927
Net assets at end of period	$1,453,504	$1,215,249

The accompanying notes are an integral part of these financial statements.

FS-25

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2024		2024		2024

$7,065		$32,969		$3,974
(18,614)		(13,802)		(305)
(11,549)		19,167		3,669

65,390		-		-
373,016		361,402		(24,484)
438,406		361,402		(24,484)

305,473		(121,169)		12,870

$732,330		$259,400		$(7,945)

NASDAQ		Precious Metals		Inv. S&P 500

2024	2023	2024	2023	2024	2023

$(11,549)	$(14,371)	$19,167	$(4,743)	$3,669	$2,047
438,406	78,398	361,402	223,758	(24,484)	(17,734)
305,473	990,405	(121,169)	272,370	12,870	(12,610)

732,330	1,054,432	259,400	491,385	(7,945)	(28,297)

153,794	930	8,507	14,606	78	194
(399,125)	663,013	(68,323)	(1,803,332)	(146)	(32,575)
(489,581)	(285,199)	(359,566)	(174,705)	(71,177)	(7,424)
(560)	(488)	(662)	(734)	(165)	(253)
(735,472)	378,256	(420,044)	(1,964,165)	(71,410)	(40,058)

(3,142)	1,432,688	(160,644)	(1,472,780)	(79,355)	(68,355)
3,369,247	1,936,559	2,059,566	3,532,346	106,398	174,753
$3,366,105	$3,369,247	$1,898,922	$2,059,566	$27,043	$106,398

FS-26

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,610
Mortality and expense risk charge	(2,141)
Net investment income(loss)	10,469

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(315,696)
Net realized gain(loss)	(315,696)

Change in unrealized appreciation/depreciation	243,077

Net increase(decrease) in net assets resulting
from operations	$(62,150)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,469	$16,711
Net realized gain(loss)	(315,696)	(33,996)
Net change in unrealized appreciation/depreciation	243,077	5,304
Net increase(decrease) in net assets resulting
from operations	(62,150)	(11,981)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	14,996	420
Subaccounts transfers (including fixed account), net	(387,168)	28,260
Transfers for policyowner benefits and terminations	(4,126)	(9,728)
Policyowner maintenance charges	(45)	(100)
Net increase(decrease) from policyowner transactions	(376,343)	18,852

Total increase(decrease) in net assets	(438,493)	6,871
Net assets at beginning of period	736,868	729,997
Net assets at end of period	$298,375	$736,868

The accompanying notes are an integral part of these financial statements.

FS-27

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2024		2024		2024

$8,594		$8,578		$5,388
(474)		(937)		(3,142)
8,120		7,641		2,246

-		-		-
(33,093)		13,879		(4,640)
(33,093)		13,879		(4,640)

8,251		3,139		32,008

$(16,722)		$24,659		$29,614

Inverse NASDAQ		Inv. Long Bond		Russell

2024	2023	2024	2023	2024	2023

$8,120	$(548)	$7,641	$(1,488)	$2,246	$(2,810)
(33,093)	(43,039)	13,879	34,841	(4,640)	(20,326)
8,251	(22,665)	3,139	(43,378)	32,008	113,591

(16,722)	(66,252)	24,659	(10,025)	29,614	90,455

-	-	-	-	24,230	4,318
(68,564)	26,612	(11,512)	(101,620)	198,224	(13,609)
(32,998)	(6,512)	(114,450)	(30,915)	(65,245)	(142,194)
(160)	(199)	(15)	(15)	(142)	(139)
(101,722)	19,901	(125,977)	(132,550)	157,067	(151,624)

(118,444)	(46,351)	(101,318)	(142,575)	186,681	(61,169)
141,332	187,683	211,151	353,726	478,756	539,925
$22,888	$141,332	$109,833	$211,151	$665,437	$478,756

FS-28

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Third Avenue

	Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$65,969
Mortality and expense risk charge	(15,070)
Net investment income(loss)	50,899

Realized gain(loss) on investments:
Net realized gain distributions	201,735
Net realized gain(loss) on sale of fund shares	53,837
Net realized gain(loss)	255,572

Change in unrealized appreciation/depreciation	(382,568)

Net increase(decrease) in net assets resulting
from operations	$(76,097)

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$50,899	$38,798
Net realized gain(loss)	255,572	197,536
Net change in unrealized appreciation/depreciation	(382,568)	173,925
Net increase(decrease) in net assets resulting
from operations	(76,097)	410,259

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,685	17,677
Subaccounts transfers (including fixed account), net	36,946	(76,062)
Transfers for policyowner benefits and terminations	(61,331)	(109,193)
Policyowner maintenance charges	(317)	(342)
Net increase(decrease) from policyowner transactions	(7,017)	(167,920)

Total increase(decrease) in net assets	(83,114)	242,339
Net assets at beginning of period	2,356,613	2,114,274
Net assets at end of period	$2,273,499	$2,356,613

The accompanying notes are an integral part of these financial statements.

FS-29

Vanguard

Equity Index		Total Bond		REIT Index

2024		2024		2024

$1,153,738		$2,319,061		$672,275
(456,073)		(406,675)		(114,792)
697,665		1,912,386		557,483

3,298,463		-		567,139
2,677,589		(939,703)		(140,469)
5,976,052		(939,703)		426,670

12,226,205		(350,324)		(48,403)

$18,899,922		$622,359		$935,750

Equity Index		Total Bond		REIT Index

2024	2023	2024	2023	2024	2023

$697,665	$749,446	$1,912,386	$1,364,081	$557,483	$406,199
5,976,052	3,636,718	(939,703)	(1,222,373)	426,670	684,449
12,226,205	11,650,054	(350,324)	3,162,072	(48,403)	1,128,291

18,899,922	16,036,218	622,359	3,303,780	935,750	2,218,939

2,273,475	1,242,915	4,345,481	932,726	128,681	186,533
(5,094,364)	21,982,439	9,675,434	13,551,616	(1,913,671)	71,966
(4,958,388)	(7,562,365)	(8,910,788)	(6,445,958)	(1,590,006)	(1,574,806)
(106,527)	(111,804)	(89,670)	(93,962)	(41,443)	(43,562)
(7,885,804)	15,551,185	5,020,457	7,944,422	(3,416,439)	(1,359,869)

11,014,118	31,587,403	5,642,816	11,248,202	(2,480,689)	859,070
81,845,114	50,257,711	79,361,766	68,113,564	22,138,907	21,279,837
$92,859,232	$81,845,114	$85,004,582	$79,361,766	$19,658,218	$22,138,907

FS-30

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Mid-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$484,111
Mortality and expense risk charge	(184,471)
Net investment income(loss)	299,640

Realized gain(loss) on investments:
Net realized gain distributions	403,464
Net realized gain(loss) on sale of fund shares	750,636
Net realized gain(loss)	1,154,100

Change in unrealized appreciation/depreciation	3,125,228

Net increase(decrease) in net assets resulting
from operations	$4,578,968

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$299,640	$297,332
Net realized gain(loss)	1,154,100	670,067
Net change in unrealized appreciation/depreciation	3,125,228	3,605,837
Net increase(decrease) in net assets resulting
from operations	4,578,968	4,573,236

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	724,875	288,291
Subaccounts transfers (including fixed account), net	(2,376,938)	(486,410)
Transfers for policyowner benefits and terminations	(2,095,565)	(3,444,757)
Policyowner maintenance charges	(29,200)	(30,739)
Net increase(decrease) from policyowner transactions	(3,776,828)	(3,673,615)

Total increase(decrease) in net assets	802,140	899,621
Net assets at beginning of period	33,224,932	32,325,311
Net assets at end of period	$34,027,072	$33,224,932

The accompanying notes are an integral part of these financial statements.

FS-31

Vanguard
Stock Market
Index		Conservative		Moderate

2024		2024		2024

$678,330		$204,923		$164,950
(285,371)		(36,283)		(32,479)
392,959		168,640		132,471

3,718,865		173,695		134,123
2,020,524		(38,455)		85,157
5,739,389		135,240		219,280

4,994,629		197,204		317,437

$11,126,977		$501,084		$669,188

Stock Market Index		Conservative		Moderate

2024	2023	2024	2023	2024	2023

$392,959	$275,273	$168,640	$96,181	$132,471	$70,900
5,739,389	3,041,482	135,240	86,831	219,280	129,279
4,994,629	6,870,173	197,204	595,800	317,437	547,536

11,126,977	10,186,928	501,084	778,812	669,188	747,715

2,105,185	1,118,193	25,480	99,092	117,302	1,441,942
(5,263,166)	(937,327)	(262,696)	528,325	(181,183)	1,588,383
(1,637,115)	(2,152,448)	(542,042)	(419,103)	(761,546)	(495,776)
(1,176)	(1,442)	(342)	(518)	(281)	(287)
(4,796,272)	(1,973,024)	(779,600)	207,796	(825,708)	2,534,262

6,330,705	8,213,904	(278,516)	986,608	(156,520)	3,281,977
49,117,562	40,903,658	7,394,386	6,407,778	6,811,097	3,529,120
$55,448,267	$49,117,562	$7,115,870	$7,394,386	$6,654,577	$6,811,097

FS-32

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Short-Term

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$864,757
Mortality and expense risk charge	(117,167)
Net investment income(loss)	747,590

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(102,542)
Net realized gain(loss)	(102,542)

Change in unrealized appreciation/depreciation	401,535

Net increase(decrease) in net assets resulting
from operations	$1,046,583

	Short-Term

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$747,590	$376,919
Net realized gain(loss)	(102,542)	(241,256)
Net change in unrealized appreciation/depreciation	401,535	1,153,830
Net increase(decrease) in net assets resulting
from operations	1,046,583	1,289,493

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,475,841	745,543
Subaccounts transfers (including fixed account), net	1,022,971	(1,184,818)
Transfers for policyowner benefits and terminations	(1,781,429)	(1,681,310)
Policyowner maintenance charges	(540)	(618)
Net increase(decrease) from policyowner transactions	1,716,843	(2,121,203)

Total increase(decrease) in net assets	2,763,426	(831,710)
Net assets at beginning of period	23,344,335	24,176,045
Net assets at end of period	$26,107,761	$23,344,335

The accompanying notes are an integral part of these financial statements.

FS-33

Vanguard
International		Global		Equity
Stock		Bond		Income

2024		2024		2024

$271,469		$58,743		$647,097
(42,631)		(10,088)		(114,857)
228,838		48,655		532,240

46,077		2,186		1,364,117
19,619		(36,076)		467,972
65,696		(33,890)		1,832,089

75,870		16,332		502,461

$370,404		$31,097		$2,866,790

International Stock		Global Bond		Equity Income

2024	2023	2024	2023	2024	2023

$228,838	$191,437	$48,655	$29,099	$532,240	$445,112
65,696	16,420	(33,890)	(54,712)	1,832,089	1,164,181
75,870	935,328	16,332	146,154	502,461	(201,291)

370,404	1,143,185	31,097	120,541	2,866,790	1,408,002

925,595	316,139	71,675	16,275	639,422	517,981
536,763	(259,121)	55,259	89,369	(3,377,495)	1,279,636
(630,710)	(472,286)	(208,730)	(218,281)	(1,694,637)	(3,307,537)
(265)	(334)	(37)	(41)	(990)	(1,179)
831,383	(415,602)	(81,833)	(112,678)	(4,433,700)	(1,511,099)

1,201,787	727,583	(50,736)	7,863	(1,566,910)	(103,097)
8,564,576	7,836,993	2,092,270	2,084,407	22,256,110	22,359,207
$9,766,363	$8,564,576	$2,041,534	$2,092,270	$20,689,200	$22,256,110

FS-34

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$718,069
Mortality and expense risk charge	(67,849)
Net investment income(loss)	650,220

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(49,119)
Net realized gain(loss)	(49,119)

Change in unrealized appreciation/depreciation	123,750

Net increase(decrease) in net assets resulting
from operations	$724,851

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$650,220	$641,339
Net realized gain(loss)	(49,119)	(469,550)
Net change in unrealized appreciation/depreciation	123,750	916,620
Net increase(decrease) in net assets resulting
from operations	724,851	1,088,409

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	177,832	213,231
Subaccounts transfers (including fixed account), net	598,423	2,142,473
Transfers for policyowner benefits and terminations	(1,084,095)	(1,354,204)
Policyowner maintenance charges	(25,476)	(27,249)
Net increase(decrease) from policyowner transactions	(333,316)	974,251

Total increase(decrease) in net assets	391,535	2,062,660
Net assets at beginning of period	12,372,045	10,309,385
Net assets at end of period	$12,763,580	$12,372,045

The accompanying notes are an integral part of these financial statements.

FS-35

Vanguard

Growth		Balanced		International

2024		2024		2024

$71,577		$542,331		$427,522
(143,680)		(134,426)		(185,127)
(72,103)		407,905		242,395

-		1,172,958		1,131,712
1,050,315		227,222		(134,291)
1,050,315		1,400,180		997,421

6,231,588		1,382,794		1,667,853

$7,209,800		$3,190,879		$2,907,669

Growth		Balanced		International

2024	2023	2024	2023	2024	2023

$(72,103)	$(60,183)	$407,905	$342,927	$242,395	$356,402
1,050,315	(336,111)	1,400,180	701,549	997,421	403,168
6,231,588	7,032,091	1,382,794	1,896,369	1,667,853	3,116,829

7,209,800	6,635,797	3,190,879	2,940,845	2,907,669	3,876,399

862,379	391,846	1,815,285	168,640	1,182,703	394,099
(1,189,914)	(355,784)	(1,329,655)	(685,452)	(2,571,110)	3,840,433
(2,069,804)	(1,651,063)	(1,646,413)	(1,514,457)	(2,183,820)	(2,934,240)
(1,082)	(1,099)	(781)	(958)	(1,432)	(1,931)
(2,398,421)	(1,616,100)	(1,161,564)	(2,032,227)	(3,573,659)	1,298,361

4,811,379	5,019,697	2,029,315	908,618	(665,990)	5,174,760
22,179,684	17,159,987	23,681,697	22,773,079	33,931,623	28,756,863
$26,991,063	$22,179,684	$25,711,012	$23,681,697	$33,265,633	$33,931,623

FS-36

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Diversified

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$275,344
Mortality and expense risk charge	(100,297)
Net investment income(loss)	175,047

Realized gain(loss) on investments:
Net realized gain distributions	995,221
Net realized gain(loss) on sale of fund shares	464,992
Net realized gain(loss)	1,460,213

Change in unrealized appreciation/depreciation	687,572

Net increase(decrease) in net assets resulting
from operations	$2,322,832

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$175,047	$133,998
Net realized gain(loss)	1,460,213	938,618
Net change in unrealized appreciation/depreciation	687,572	1,738,454
Net increase(decrease) in net assets resulting
from operations	2,322,832	2,811,070

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	878,767	256,693
Subaccounts transfers (including fixed account), net	(479,084)	(668,225)
Transfers for policyowner benefits and terminations	(2,264,248)	(1,240,024)
Policyowner maintenance charges	(32,415)	(34,140)
Net increase(decrease) from policyowner transactions	(1,896,980)	(1,685,696)

Total increase(decrease) in net assets	425,852	1,125,374
Net assets at beginning of period	16,428,641	15,303,267
Net assets at end of period	$16,854,493	$16,428,641

The accompanying notes are an integral part of these financial statements.

FS-37

Vanguard		Allspring
Small Company
Growth		Discovery		Opportunity

2024		2024		2024

$82,326		$-		$93
(88,024)		(2,856)		(1,170)
(5,698)		(2,856)		(1,077)

-		-		19,445
(81,111)		(9,093)		84
(81,111)		(9,093)		19,529

1,638,991		85,687		7,258

$1,552,182		$73,738		$25,710

Small Company Growth		Discovery		Opportunity

2024	2023	2024	2023	2024	2023

$(5,698)	$(24,329)	$(2,856)	$(2,819)	$(1,077)	$(961)
(81,111)	(266,444)	(9,093)	(54,270)	19,529	13,457
1,638,991	2,824,247	85,687	138,720	7,258	24,393

1,552,182	2,533,474	73,738	81,631	25,710	36,889

14,503	32,009	-	-	-	-
(1,495,723)	(219,955)	-	(38,915)	-	32
(1,073,555)	(987,974)	(59,966)	(92,371)	-	(2,500)
(13,504)	(14,431)	(95)	(108)	(89)	(89)
(2,568,279)	(1,190,351)	(60,061)	(131,394)	(89)	(2,557)

(1,016,097)	1,343,123	13,677	(49,763)	25,621	34,332
15,206,543	13,863,420	449,633	499,396	179,144	144,812
$14,190,446	$15,206,543	$463,310	$449,633	$204,765	$179,144

FS-38

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bull

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,222
Mortality and expense risk charge	(11,501)
Net investment income(loss)	(2,279)

Realized gain(loss) on investments:
Net realized gain distributions	61,625
Net realized gain(loss) on sale of fund shares	1,196
Net realized gain(loss)	62,821

Change in unrealized appreciation/depreciation	180,490

Net increase(decrease) in net assets resulting
from operations	$241,032

	Bull

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,279)	$(10,858)
Net realized gain(loss)	62,821	206,478
Net change in unrealized appreciation/depreciation	180,490	48,991
Net increase(decrease) in net assets resulting
from operations	241,032	244,611

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(5,973)
Transfers for policyowner benefits and terminations	-	(314,772)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(320,745)

Total increase(decrease) in net assets	241,032	(76,134)
Net assets at beginning of period	1,126,740	1,202,874
Net assets at end of period	$1,367,772	$1,126,740

The accompanying notes are an integral part of these financial statements.

FS-39

ProFunds

Europe		Mid-Cap		NASDAQ-100

2024		2024		2024

$1,278		$-		$27
(618)		(3)		(61)
660		(3)		(34)

2,282		-		783
93		(170)		336
2,375		(170)		1,119

(811)		-		75

$2,224		$(173)		$1,160

Europe		Mid-Cap		NASDAQ-100

2024	2023	2024	2023	2024	2023

$660	$746	$(3)	$(17)	$(34)	$(112)
2,375	360	(170)	309	1,119	3,309
(811)	8,377	-	232	75	1,644

2,224	9,483	(173)	524	1,160	4,841

-	-	-	-	-	-
-	(5,591)	173	(11,691)	(5,520)	4,875
-	-	-	-	-	(4,600)
-	-	-	-	-	-
-	(5,591)	173	(11,691)	(5,520)	275

2,224	3,892	-	(11,167)	(4,360)	5,116
65,248	61,356	-	11,167	11,576	6,460
$67,472	$65,248	$-	$-	$7,216	$11,576

FS-40

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Small-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$64
Mortality and expense risk charge	(43)
Net investment income(loss)	21

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	4
Net realized gain(loss)	4

Change in unrealized appreciation/depreciation	368

Net increase(decrease) in net assets resulting
from operations	$393

	Small-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$21	$(76)
Net realized gain(loss)	4	(373)
Net change in unrealized appreciation/depreciation	368	1,100
Net increase(decrease) in net assets resulting
from operations	393	651

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(3,203)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(3,203)

Total increase(decrease) in net assets	393	(2,552)
Net assets at beginning of period	4,624	7,176
Net assets at end of period	$5,017	$4,624

The accompanying notes are an integral part of these financial statements.

FS-41

ProFunds
Small-Cap
Value		Classic Dow		Bear

2024		2024		2024

$-		$-		$257
(4)		-		(27)
(4)		-		230

-		-		126
(248)		-		(6)
(248)		-		120

-		-		(790)

$(252)		$-		$(440)

Small-Cap Value		Classic Dow		Bear

2024	2023	2024	2023	2024	2023

$(4)	$(53)	$-	$(52)	$230	$(87)
(248)	(568)	-	(1,042)	120	(1,771)
-	876	-	1,453	(790)	(174)

(252)	255	-	359	(440)	(2,032)

-	-	-	-	-	-
252	(9,240)	-	(11,471)	2,433	(18,642)
-	-	-	-	-	(38)
-	-	-	-	-	-
252	(9,240)	-	(11,471)	2,433	(18,680)

-	(8,985)	-	(11,112)	1,993	(20,712)
-	8,985	-	11,112	1,081	21,793
$-	$-	$-	$-	$3,074	$1,081

FS-42

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Short
	NASDAQ

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$485
Mortality and expense risk charge	(56)
Net investment income(loss)	429

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(7)
Net realized gain(loss)	(7)

Change in unrealized appreciation/depreciation	(1,487)

Net increase(decrease) in net assets resulting
from operations	$(1,065)

	Short NASDAQ

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$429	$(71)
Net realized gain(loss)	(7)	(3,402)
Net change in unrealized appreciation/depreciation	(1,487)	(1,509)
Net increase(decrease) in net assets resulting
from operations	(1,065)	(4,982)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	7,395	(17,951)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	7,395	(17,951)

Total increase(decrease) in net assets	6,330	(22,933)
Net assets at beginning of period	-	22,933
Net assets at end of period	$6,330	$-

The accompanying notes are an integral part of these financial statements.

FS-43

ProFunds
Short Small-
Cap		Short Dow		UltraMid

2024		2024		2024

$-		$25		$130
-		(7)		(208)
-		18		(78)

-		-		-
-		(19)		(26)
-		(19)		(26)

-		(59)		953

$-		$(60)		$849

Short Small-Cap		Short Dow		UltraMid

2024	2023	2024	2023	2024	2023

$-	$(18)	$18	$(7)	$(78)	$(278)
-	56	(19)	(18)	(26)	(13,277)
-	(189)	(59)	(51)	953	11,672

-	(151)	(60)	(76)	849	(1,883)

-	-	-	-	-	-
-	(7,355)	-	-	3,359	(13,027)
-	-	-	-	(1,200)	(702)
-	-	-	-	-	-
-	(7,355)	-	-	2,159	(13,729)

-	(7,506)	(60)	(76)	3,008	(15,612)
-	7,506	778	854	18,841	34,453
$-	$-	$718	$778	$21,849	$18,841

FS-44

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraOTC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,756
Mortality and expense risk charge	(17,454)
Net investment income(loss)	(11,698)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,261
Net realized gain(loss)	11,261

Change in unrealized appreciation/depreciation	639,399

Net increase(decrease) in net assets resulting
from operations	$638,962

	UltraOTC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,698)	$(10,554)
Net realized gain(loss)	11,261	(15,264)
Net change in unrealized appreciation/depreciation	639,399	867,167
Net increase(decrease) in net assets resulting
from operations	638,962	841,349

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(14,992)	19,455
Transfers for policyowner benefits and terminations	(4,557)	(1,070)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(19,549)	18,385

Total increase(decrease) in net assets	619,413	859,734
Net assets at beginning of period	1,593,758	734,024
Net assets at end of period	$2,213,171	$1,593,758

The accompanying notes are an integral part of these financial statements.

FS-45

ProFunds
				U.S. Gov.
UltraSmall		UltraBull		Plus

2024		2024		2024

$113		$992		$422
(168)		(1,460)		(113)
(55)		(468)		309

-		-		-
(11,904)		6,295		(213)
(11,904)		6,295		(213)

9,226		46,838		(1,977)

$(2,733)		$52,665		$(1,881)

UltraSmall		UltraBull		U.S. Gov. Plus

2024	2023	2024	2023	2024	2023

$(55)	$(110)	$(468)	$(930)	$309	$722
(11,904)	(116)	6,295	(5,413)	(213)	(2,148)
9,226	2,728	46,838	46,622	(1,977)	(123)

(2,733)	2,502	52,665	40,279	(1,881)	(1,549)

-	-	-	-	-	-
15,809	-	3,398	25,508	(1,509)	9,761
(128)	-	(786)	(3,100)	-	(32)
-	-	-	-	-	-
15,681	-	2,612	22,408	(1,509)	9,729

12,948	2,502	55,277	62,687	(3,390)	8,180
14,232	11,730	144,301	81,614	14,933	6,753
$27,180	$14,232	$199,578	$144,301	$11,543	$14,933

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Opportunity

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3)
Net investment income(loss)	(3)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	440
Net realized gain(loss)	440

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$437

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3)	$(164)
Net realized gain(loss)	440	7,843
Net change in unrealized appreciation/depreciation	-	(10,082)
Net increase(decrease) in net assets resulting
from operations	437	(2,403)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(437)	(57,465)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(437)	(57,465)

Total increase(decrease) in net assets	-	(59,868)
Net assets at beginning of period	-	59,868
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-47

ProFunds
		Precious
Oil & Gas		Metals		Real Estate

2024		2024		2024

$1,545		$1,626		$1,197
(670)		(479)		(788)
875		1,147		409

3,364		-		2,601
2,990		919		(18,121)
6,354		919		(15,520)

(5,125)		(645)		17,277

$2,104		$1,421		$2,166

Oil & Gas		Precious Metals		Real Estate

2024	2023	2024	2023	2024	2023

$875	$1,238	$1,147	$(569)	$409	$208
6,354	6,333	919	(8,091)	(15,520)	12,011
(5,125)	(12,118)	(645)	10,032	17,277	(5,510)

2,104	(4,547)	1,421	1,372	2,166	6,709

-	-	-	-	-	-
(9,046)	(22,858)	6,102	(42,114)	24	(14,090)
-	(810)	(330)	(4,888)	-	-
-	-	-	-	-	-
(9,046)	(23,668)	5,772	(47,002)	24	(14,090)

(6,942)	(28,215)	7,193	(45,630)	2,190	(7,381)
77,508	105,723	45,508	91,138	83,797	91,178
$70,566	$77,508	$52,701	$45,508	$85,987	$83,797

FS-48

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	High Yield

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$(70)
Net realized gain(loss)	-	(1,171)
Net change in unrealized appreciation/depreciation	-	1,785
Net increase(decrease) in net assets resulting
from operations	-	544

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(18,583)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(18,583)

Total increase(decrease) in net assets	-	(18,039)
Net assets at beginning of period	-	18,039
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-49

ProFunds		Pimco

Money Market		Commodity		Total Return

2024		2024		2024

$1,611		$58,104		$455,665
(336)		(14,554)		(56,459)
1,275		43,550		399,206

-		-		-
-		(357,790)		(244,296)
-		(357,790)		(244,296)

-		426,201		76,086

$1,275		$111,961		$230,996

Money Market		Commodity		Total Return

2024	2023	2024	2023	2024	2023

$1,275	$3,188	$43,550	$457,329	$399,206	$324,527
-	-	(357,790)	(174,191)	(244,296)	(383,485)
-	-	426,201	(540,505)	76,086	661,425

1,275	3,188	111,961	(257,367)	230,996	602,467

20,000	-	41,050	43,804	170,936	156,221
(7,981)	199,624	90,694	(97,279)	392,874	250,238
(149,196)	(75,803)	(440,848)	(154,284)	(556,624)	(917,272)
-	-	(90)	(114)	(294)	(402)
(137,177)	123,821	(309,194)	(207,873)	6,892	(511,215)

(135,902)	127,009	(197,233)	(465,240)	237,888	91,252
162,654	35,645	2,695,652	3,160,892	11,165,396	11,074,144
$26,752	$162,654	$2,498,419	$2,695,652	$11,403,284	$11,165,396

FS-50

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$389
Mortality and expense risk charge	(59)
Net investment income(loss)	330

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(120)
Net realized gain(loss)	(120)

Change in unrealized appreciation/depreciation	144

Net increase(decrease) in net assets resulting
from operations	$354

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$330	$334
Net realized gain(loss)	(120)	(60)
Net change in unrealized appreciation/depreciation	144	198
Net increase(decrease) in net assets resulting
from operations	354	472

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	1
Transfers for policyowner benefits and terminations	(1,610)	(770)
Policyowner maintenance charges	(1)	(2)
Net increase(decrease) from policyowner transactions	(1,611)	(771)

Total increase(decrease) in net assets	(1,257)	(299)
Net assets at beginning of period	10,699	10,998
Net assets at end of period	$9,442	$10,699

The accompanying notes are an integral part of these financial statements.

FS-51

Lincoln

Mid Cap Value II		International II		Inflation II

2024		2024		2024

$44,124		$1,184		$54,691
(8,273)		(823)		(4,998)
35,851		361		49,693

38,548		-		-
23,252		2,592		3,232
61,800		2,592		3,232

52,125		(958)		(9,724)

$149,776		$1,995		$43,201

Mid Cap Value II		International II		Inflation II

2024	2023	2024	2023	2024	2023

$35,851	$-	$361	$-	$49,693	$-
61,800	-	2,592	-	3,232	-
52,125	-	(958)	-	(9,724)	-

149,776	-	1,995	-	43,201	-

3,213	-	-	-	10,595	-
2,050,571	-	202,073	-	1,620,655	-
(99,561)	-	(29,734)	-	(45,224)	-
(148)	-	(21)	-	(30)	-
1,954,075	-	172,318	-	1,585,996	-

2,103,851	-	174,313	-	1,629,197	-
-	-	-	-	-	-
$2,103,851	$-	$174,313	$-	$1,629,197	$-

FS-52

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS Growth-Inc

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,460
Mortality and expense risk charge	(4,876)
Net investment income(loss)	9,584

Realized gain(loss) on investments:
Net realized gain distributions	46,134
Net realized gain(loss) on sale of fund shares	15,552
Net realized gain(loss)	61,686

Change in unrealized appreciation/depreciation	136,162

Net increase(decrease) in net assets resulting
from operations	$207,432

	IS Growth-Inc

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,584	$7,047
Net realized gain(loss)	61,686	34,815
Net change in unrealized appreciation/depreciation	136,162	100,155
Net increase(decrease) in net assets resulting
from operations	207,432	142,017

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	480	5,460
Subaccounts transfers (including fixed account), net	233,063	166,250
Transfers for policyowner benefits and terminations	(78,771)	(16,888)
Policyowner maintenance charges	(168)	(155)
Net increase(decrease) from policyowner transactions	154,604	154,667

Total increase(decrease) in net assets	362,036	296,684
Net assets at beginning of period	790,759	494,075
Net assets at end of period	$1,152,795	$790,759

The accompanying notes are an integral part of these financial statements.

FS-53

American Funds

IS Growth		Blue Chip		IS International

2024		2024		2024

$13,082		$38,856		$6,174
(9,058)		(5,353)		(1,616)
4,024		33,503		4,558

35,319		7,955		-
157,913		16,484		(305)
193,232		24,439		(305)

230,224		73,835		(8,562)

$427,480		$131,777		$(4,309)

IS Growth		Blue Chip		IS International

2024	2023	2024	2023	2024	2023

$4,024	$3,500	$33,503	$9,381	$4,558	$1,844
193,232	19,600	24,439	(2,755)	(305)	(287)
230,224	364,514	73,835	92,890	(8,562)	20,881

427,480	387,614	131,777	99,516	(4,309)	22,438

1,351	98,713	47,056	5,931	6,632	2,133
549,672	780,854	1,860,522	(151,583)	251,640	10,647
(117,263)	(53,258)	(103,851)	(4,815)	(4,041)	(102)
(100)	(122)	(115)	(45)	(18)	(25)
433,660	826,187	1,803,612	(150,512)	254,213	12,653

861,140	1,213,801	1,935,389	(50,996)	249,904	35,091
2,018,573	804,772	627,151	678,147	175,460	140,369
$2,879,713	$2,018,573	$2,562,540	$627,151	$425,364	$175,460

FS-54

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS New World

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,768
Mortality and expense risk charge	(5,167)
Net investment income(loss)	12,601

Realized gain(loss) on investments:
Net realized gain distributions	5,467
Net realized gain(loss) on sale of fund shares	(21,720)
Net realized gain(loss)	(16,253)

Change in unrealized appreciation/depreciation	73,973

Net increase(decrease) in net assets resulting
from operations	$70,321

	IS New World

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$12,601	$12,914
Net realized gain(loss)	(16,253)	(56,955)
Net change in unrealized appreciation/depreciation	73,973	207,073
Net increase(decrease) in net assets resulting
from operations	70,321	163,032

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3	11,296
Subaccounts transfers (including fixed account), net	(84,886)	(185,725)
Transfers for policyowner benefits and terminations	(46,792)	(13,736)
Policyowner maintenance charges	(48)	(62)
Net increase(decrease) from policyowner transactions	(131,723)	(188,227)

Total increase(decrease) in net assets	(61,402)	(25,195)
Net assets at beginning of period	1,112,124	1,137,319
Net assets at end of period	$1,050,722	$1,112,124

The accompanying notes are an integral part of these financial statements.

FS-55

Franklin Templeton		MFS

Global Inc.		Utilities IC		Mid Cap

2024		2024		2024

$-		$38,702		$-
(22,390)		(10,259)		(6,553)
(22,390)		28,443		(6,553)

-		47,758		77,359
(421,337)		(17,334)		(40,935)
(421,337)		30,424		36,424

(40,410)		102,866		68,792

$(484,137)		$161,733		$98,663

Global Inc.		Utilities IC		Mid Cap

2024	2023	2024	2023	2024	2023

$(22,390)	$(26,203)	$28,443	$60,749	$(6,553)	$(3,573)
(421,337)	(200,325)	30,424	97,908	36,424	(47,006)
(40,410)	316,887	102,866	(226,149)	68,792	179,593

(484,137)	90,359	161,733	(67,492)	98,663	129,014

28,772	226	7,348	14,609	9,872	2,013
(305,322)	(63,579)	(182,121)	63,110	494,094	81,266
(622,642)	(417,352)	(224,705)	(277,025)	(28,100)	(6,230)
(10,333)	(10,690)	(155)	(183)	(20)	(24)
(909,525)	(491,395)	(399,633)	(199,489)	475,846	77,025

(1,393,662)	(401,036)	(237,900)	(266,981)	574,509	206,039
4,539,114	4,940,150	1,975,716	2,242,697	844,699	638,660
$3,145,452	$4,539,114	$1,737,816	$1,975,716	$1,419,208	$844,699

FS-56

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$50,609
Mortality and expense risk charge	(17,981)
Net investment income(loss)	32,628

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	73,120
Net realized gain(loss)	73,120

Change in unrealized appreciation/depreciation	(16,625)

Net increase(decrease) in net assets resulting
from operations	$89,123

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$32,628	$16,584
Net realized gain(loss)	73,120	8,986
Net change in unrealized appreciation/depreciation	(16,625)	369,456
Net increase(decrease) in net assets resulting
from operations	89,123	395,026

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	6,303	23,948
Subaccounts transfers (including fixed account), net	(218,702)	59,398
Transfers for policyowner benefits and terminations	(415,900)	(406,303)
Policyowner maintenance charges	(21,020)	(22,562)
Net increase(decrease) from policyowner transactions	(649,319)	(345,519)

Total increase(decrease) in net assets	(560,196)	49,507
Net assets at beginning of period	3,390,676	3,341,169
Net assets at end of period	$2,830,480	$3,390,676

The accompanying notes are an integral part of these financial statements.

FS-57

Summit
		EAFE		S&P
S&P 500		Intl.		MidCap

2024		2024		2024

$58,686		$27,049		$5,984
(24,441)		(5,003)		(2,944)
34,245		22,046		3,040

264,429		-		21,565
428,221		24,552		1,211
692,650		24,552		22,776

332,610		(15,266)		32,173

$1,059,505		$31,332		$57,989

S&P 500		EAFE Intl.		S&P MidCap

2024	2023	2024	2023	2024	2023

$34,245	$38,346	$22,046	$22,822	$3,040	$2,748
692,650	337,944	24,552	3,842	22,776	35,092
332,610	741,507	(15,266)	122,371	32,173	31,743

1,059,505	1,117,797	31,332	149,035	57,989	69,583

237,435	84,111	102,000	23,501	-	-
(918,363)	(426,430)	(133,595)	(64,169)	5,084	(157,192)
(350,387)	(464,098)	(61,490)	(7,417)	(2,953)	(50,796)
(231)	(309)	(72)	(89)	(62)	(81)
(1,031,546)	(806,726)	(93,157)	(48,174)	2,069	(208,069)

27,959	311,071	(61,825)	100,861	60,058	(138,486)
5,029,014	4,717,943	994,145	893,284	450,192	588,678
$5,056,973	$5,029,014	$932,320	$994,145	$510,250	$450,192

FS-58

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$117,432
Mortality and expense risk charge	(37,960)
Net investment income(loss)	79,472

Realized gain(loss) on investments:
Net realized gain distributions	502,290
Net realized gain(loss) on sale of fund shares	95,863
Net realized gain(loss)	598,153

Change in unrealized appreciation/depreciation	16,259

Net increase(decrease) in net assets resulting
from operations	$693,884

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$79,472	$42,269
Net realized gain(loss)	598,153	529,583
Net change in unrealized appreciation/depreciation	16,259	250,804
Net increase(decrease) in net assets resulting
from operations	693,884	822,656

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,000	35,000
Subaccounts transfers (including fixed account), net	(76,213)	(6,648)
Transfers for policyowner benefits and terminations	(311,763)	(271,221)
Policyowner maintenance charges	(78,371)	(80,495)
Net increase(decrease) from policyowner transactions	(436,347)	(323,364)

Total increase(decrease) in net assets	257,537	499,292
Net assets at beginning of period	6,167,343	5,668,051
Net assets at end of period	$6,424,880	$6,167,343

The accompanying notes are an integral part of these financial statements.

FS-59

Summit
Mod.				Russell
Growth		Moderate		Small Cap

2024		2024		2024

$99,209		$190,185		$59,574
(30,927)		(51,489)		(27,076)
68,282		138,696		32,498

240,925		494,173		96,373
66,832		131,065		47,133
307,757		625,238		143,506

90,457		(165,525)		289,274

$466,496		$598,409		$465,278

Mod. Growth		Moderate		Russell Small Cap

2024	2023	2024	2023	2024	2023

$68,282	$36,509	$138,696	$75,180	$32,498	$20,605
307,757	338,412	625,238	542,962	143,506	(105,411)
90,457	224,063	(165,525)	324,559	289,274	890,368

466,496	598,984	598,409	942,701	465,278	805,562

462	18,462	61,946	47,237	499,879	49,736
6,957	7,469	65,283	(10,004)	(644,594)	87,686
(275,462)	(229,492)	(1,136,658)	(937,874)	(391,923)	(402,318)
(73,960)	(72,754)	(93,422)	(95,844)	(237)	(266)
(342,003)	(276,315)	(1,102,851)	(996,485)	(536,875)	(265,162)

124,493	322,669	(504,442)	(53,784)	(71,597)	540,400
5,035,710	4,713,041	8,909,844	8,963,628	5,702,371	5,161,971
$5,160,203	$5,035,710	$8,405,402	$8,909,844	$5,630,774	$5,702,371

FS-60

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(71,783)
Net investment income(loss)	(71,783)

Realized gain(loss) on investments:
Net realized gain distributions	552,179
Net realized gain(loss) on sale of fund shares	969,593
Net realized gain(loss)	1,521,772

Change in unrealized appreciation/depreciation	2,438,365

Net increase(decrease) in net assets resulting
from operations	$3,888,354

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(71,783)	$(58,355)
Net realized gain(loss)	1,521,772	258,018
Net change in unrealized appreciation/depreciation	2,438,365	3,977,528
Net increase(decrease) in net assets resulting
from operations	3,888,354	4,177,191

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	133,082	35,642
Subaccounts transfers (including fixed account), net	(1,059,533)	(727,827)
Transfers for policyowner benefits and terminations	(971,412)	(820,211)
Policyowner maintenance charges	(22,465)	(23,944)
Net increase(decrease) from policyowner transactions	(1,920,328)	(1,536,340)

Total increase(decrease) in net assets	1,968,026	2,640,851
Net assets at beginning of period	11,713,204	9,072,353
Net assets at end of period	$13,681,230	$11,713,204

The accompanying notes are an integral part of these financial statements.

FS-61

Morgan Stanley		DFA
Emerging
Markets		Bond		Small

2024		2024		2024

$137,893		$937,297		$417,550
(55,329)		(89,958)		(57,984)
82,564		847,339		359,566

-		-		326,550
(84,099)		(88,401)		29,797
(84,099)		(88,401)		356,347

725,050		166,061		(317,412)

$723,515		$924,999		$398,501

Emerging Markets		Bond		Small

2024	2023	2024	2023	2024	2023

$82,564	$102,990	$847,339	$567,701	$359,566	$373,244
(84,099)	(87,823)	(88,401)	(181,459)	356,347	(200,369)
725,050	1,037,514	166,061	384,453	(317,412)	1,425,313

723,515	1,052,681	924,999	770,695	398,501	1,598,188

231,599	179,582	448,854	654,072	327,410	3,354,195
(464,512)	60,876	303,865	3,382,745	(208,335)	(2,723,033)
(671,280)	(716,423)	(1,676,350)	(1,751,723)	(633,946)	(1,229,107)
(12,844)	(13,759)	(277)	(276)	(128)	(155)
(917,037)	(489,724)	(923,908)	2,284,818	(514,999)	(598,100)

(193,522)	562,957	1,091	3,055,513	(116,498)	1,000,088
10,021,614	9,458,657	19,503,244	16,447,731	12,263,244	11,263,156
$9,828,092	$10,021,614	$19,504,335	$19,503,244	$12,146,746	$12,263,244

FS-62

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$929,093
Mortality and expense risk charge	(120,500)
Net investment income(loss)	808,593

Realized gain(loss) on investments:
Net realized gain distributions	479,506
Net realized gain(loss) on sale of fund shares	646,810
Net realized gain(loss)	1,126,316

Change in unrealized appreciation/depreciation	(531,359)

Net increase(decrease) in net assets resulting
from operations	$1,403,550

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$808,593	$943,291
Net realized gain(loss)	1,126,316	715,387
Net change in unrealized appreciation/depreciation	(531,359)	1,984,940
Net increase(decrease) in net assets resulting
from operations	1,403,550	3,643,618

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,015,339	817,234
Subaccounts transfers (including fixed account), net	244,733	(786,521)
Transfers for policyowner benefits and terminations	(2,614,608)	(2,340,255)
Policyowner maintenance charges	(44,968)	(47,590)
Net increase(decrease) from policyowner transactions	(1,399,504)	(2,357,132)

Total increase(decrease) in net assets	4,046	1,286,486
Net assets at beginning of period	23,373,293	22,086,807
Net assets at end of period	$23,377,339	$23,373,293

The accompanying notes are an integral part of these financial statements.

FS-63

DFA

Fixed		Large		Targeted

2024		2024		2024

$741,979		$529,245		$309,395
(73,006)		(123,547)		(101,442)
668,973		405,698		207,953

-		2,666,537		1,507,175
21,677		762,693		313,109
21,677		3,429,230		1,820,284

27,691		(755,099)		(414,292)

$718,341		$3,079,829		$1,613,945

Fixed		Large		Targeted

2024	2023	2024	2023	2024	2023

$668,973	$497,572	$405,698	$417,126	$207,953	$187,015
21,677	2,846	3,429,230	918,550	1,820,284	1,412,205
27,691	179,427	(755,099)	1,135,623	(414,292)	1,564,719

718,341	679,845	3,079,829	2,471,299	1,613,945	3,163,939

1,293,239	859,940	870,808	2,739,012	195,471	970,013
(641,351)	(561,280)	(752,594)	(844,318)	660,274	1,281,557
(1,120,645)	(1,506,481)	(1,550,691)	(2,499,184)	(581,092)	(752,883)
(13,691)	(14,089)	(414)	(461)	(221)	(186)
(482,448)	(1,221,910)	(1,432,891)	(604,951)	274,432	1,498,501

235,893	(542,065)	1,646,938	1,866,348	1,888,377	4,662,440
15,052,926	15,594,991	24,565,246	22,698,898	20,687,815	16,025,375
$15,288,819	$15,052,926	$26,212,184	$24,565,246	$22,576,192	$20,687,815

FS-64

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$331,754
Mortality and expense risk charge	(56,578)
Net investment income(loss)	275,176

Realized gain(loss) on investments:
Net realized gain distributions	70,844
Net realized gain(loss) on sale of fund shares	429,256
Net realized gain(loss)	500,100

Change in unrealized appreciation/depreciation	581,732

Net increase(decrease) in net assets resulting
from operations	$1,357,008

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$275,176	$256,307
Net realized gain(loss)	500,100	215,786
Net change in unrealized appreciation/depreciation	581,732	1,096,100
Net increase(decrease) in net assets resulting
from operations	1,357,008	1,568,193

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	563,875	296,763
Subaccounts transfers (including fixed account), net	(121,787)	(37,825)
Transfers for policyowner benefits and terminations	(1,374,855)	(949,836)
Policyowner maintenance charges	(311)	(361)
Net increase(decrease) from policyowner transactions	(933,078)	(691,259)

Total increase(decrease) in net assets	423,930	876,934
Net assets at beginning of period	12,245,639	11,368,705
Net assets at end of period	$12,669,569	$12,245,639

The accompanying notes are an integral part of these financial statements.

FS-65

DFA

Equity

2024

$82,567
(18,044)
64,523

52,196
97,119
149,315

275,172

$489,010

Equity

2024	2023

$64,523	$67,902
149,315	70,041
275,172	418,087

489,010	556,030

729,904	1,607,781
(123,273)	(162,665)
(563,170)	(179,359)
(114)	(110)
43,347	1,265,647

532,357	1,821,677
3,971,608	2,149,931
$4,503,965	$3,971,608

FS-66

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2024 AND 2023

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2024 there are one hundred and ten subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Mid Cap IC
*Mid Cap	*Mid Cap SC
*Strategic
DWS Investment Management Americas,	*Money Market
Inc.
Scudder	Invesco Advisers, Inc.
*Small Cap	AIM
*Small Mid Value	*Dividend
*Thematic	*Health
*Growth	*Technology
*Intl. Growth
Fidelity Management & Research	*Franchise
Company LLC
Fidelity	Janus Henderson Investors US LLC
*Overseas IC	Janus
*Inv. Grade Bond IC	*Growth
*Equity Income IC
*Growth IC	Neuberger Berman Investment Advisers LLC
*High Income IC	Neuberger Berman
*High Income SC	*Mid-Cap
*Contrafund IC	*Bond
*Contrafund SC	*Equity
*Regency

FS-67

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America Inc. and Baillie Gifford
*Nova	Overseas Ltd.
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500
*Gov. Long Bond	Hotchkis and Wiley Capital Management, LLC
*Inverse NASDAQ	and Lazard Asset Management LLC
*Inv. Long Bond	Vanguard
*Russell	*Diversified

Third Avenue Management LLC	The Vanguard Group, Inc. and
Third Avenue	ArrowMark Partners (formerly
*Value	The Vanguard Group, Inc. and
ArrowMark Colorado Holdings, LLC)
The Vanguard Group, Inc.	Vanguard
Vanguard	*Small Company Growth
*Equity Index
*Total Bond	Allspring Funds Management, LLC
*REIT Index	Allspring
*Mid-Cap	*Discovery
*Stock Market Index	*Opportunity
*Conservative
*Moderate	ProFund Advisors LLC
*Short-Term	ProFunds
*International Stock	*Bull
*Global Bond	*Europe
*Mid-Cap
Wellington Management Company, LLP	*NASDAQ-100
and The Vanguard Group, Inc.	*Small-Cap
Vanguard	*Small-Cap Value
*Equity Income	*Classic Dow
*High Yield Bond	*Bear
*Short NASDAQ
Wellington Management Company, LLP	*Short Small-Cap
Vanguard	*Short Dow
*Growth	*UltraMid
*Balanced	*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus

FS-68

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Massachusetts Financial Services
ProFunds, continued	Company
*Opportunity	MFS
*Oil & Gas	*Utilities IC
*Precious Metals	*Mid Cap
*Real Estate	*Research
*High Yield
(Commenced April 23, 2021)	Calvert Research and Management
*Money Market	(See Note 3)
Summit (formerly Calvert Variable
Pacific Investment Management	Products, Inc.)
Company LLC	*S&P 500 (formerly Calvert VP S&P
Pimco	500 Index Portfolio)
*Commodity	*EAFE Intl. (formerly Calvert VP EAFE
*Total Return	International Index Portfolio, Class I)
*Low Duration	*S&P MidCap (formerly Calvert VP S&P
MidCap 400 Index Portfolio, Class I)
Lincoln Financial Investments Corporation	*Growth (formerly Calvert VP Volatility
(formerly American Century Investment	Managed Growth Portfolio, Class F)
Management, Inc.)	*Mod. Growth (formerly Calvert VP
Lincoln (formerly American Century) (formerly	Volatility Managed Moderate Growth
American Century Investments)	Portfolio, Class F)
*Mid Cap II (formerly Mid Cap) (formerly	*Moderate (formerly Calvert VP Volatility
American Century VP Mid Cap Value Fund	Managed Moderate Portfolio, Class F)
Portfolio, Class I)	*Russell Small Cap (formerly Calvert VP
(Commenced April 26, 2024)	Russell 2000 Small Cap Index Portfolio, Class I)
*International II (formerly International) (formerly
American Century VP International Fund	T. Rowe Price Associates, Inc.
Portfolio, Class I)	T. Rowe
(Commenced April 26, 2024)	*Blue Chip
*Inflation II (formerly Inflation) (formerly
American Century VP Inflation Protection Fund	Morgan Stanley Investment
Portfolio, Class I)	Management Inc.
(Commenced April 26, 2024)	Morgan Stanley
*Emerging Markets
Capital Research and Management
Company (SM)	Dimensional Fund Advisors LP
American Funds	DFA
*IS Growth-Inc	*Bond
*IS Growth	*Small
*Blue Chip	*Value
*IS International	*Fixed
*IS New World	*Large
*Targeted
Franklin Advisers, Inc.	*Global
Franklin Templeton	*Equity
*Global Inc.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-69

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-70

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2024 and for the years ended December 31,2024 and December 31,2023. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2024 and 2023, as follows:

Sub-Advisor Fee %
Summit:
S&P 500.050
S&P MidCap	.050
Growth	.050
Mod. Growth	.050
Moderate	.050
Russell Small Cap	.050

FS-71

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2024 were as follows:

	Purchases	Sales
Calvert:
Balanced	$77,930	$117,415
Mid Cap	3,845	36,898

Scudder:
Small Cap	5,916	19,886
Small Mid Value	183,887	868,408
Thematic	20,244	110,236
Growth	71,678	308,227

Fidelity:
Overseas IC	722,654	1,407,866
Inv. Grade Bond IC	3,281,473	2,307,591
Equity Income IC	485,140	427,521
Growth IC	2,419,474	1,152,357
High Income IC	321,517	588,764
High Income SC	1,600	1,584
Contrafund IC	4,422,109	2,659,000
Contrafund SC	293,127	38,856
Mid Cap IC	2,807,383	1,468,678
Mid Cap SC	29,423	9,146
Strategic	2,251,820	1,368,348
Money Market	35,369,424	40,707,784

AIM:
Dividend	6,015	11,454
Health	12,249	1,578
Technology	35,599	181,125
Intl. Growth	144,543	314,130
Franchise	9,196	9,215

Janus:
Growth	2,381	535

Neuberger Berman:
Mid-Cap	10,406	1,269
Bond	2	4
Equity	96,060	722,123
Regency	25,648	59,653

FS-72

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$604,714	$743,346
NASDAQ	486,327	1,167,958
Precious Metals	5,047,710	5,448,587
Inv. S&P 500	133,770	201,511
Gov. Long Bond	202,761	568,634
Inverse NASDAQ	269,882	363,483
Inv. Long Bond	35,375	153,711
Russell	334,504	175,191

Third Avenue:
Value	564,792	319,175

Vanguard:
Equity Index	7,923,677	11,813,352
Total Bond	15,774,400	8,841,557
REIT Index	1,782,921	4,074,738
Mid-Cap	2,107,294	5,181,018
Stock Market Index	7,510,048	8,194,496
Conservative	788,475	1,225,739
Moderate	564,472	1,123,586
Short-Term	7,227,926	4,763,493
International Stock	2,504,828	1,398,531
Global Bond	240,160	271,152
Equity Income	3,824,626	6,361,969
High Yield Bond	2,129,743	1,812,839
Growth	3,200,778	5,671,303
Balanced	4,680,023	4,260,724
International	2,940,698	5,140,251
Diversified	2,563,648	3,290,361
Small Company Growth	134,189	2,708,167

Allspring:
Discovery	-	62,916
Opportunity	19,534	1,255

ProFunds:
Bull	70,815	11,469
Europe	3,558	616
Mid-Cap	14,653	14,484
NASDAQ-100	809	5,580
Small-Cap	63	43
Small-Cap Value	24,382	24,134
Classic Dow	-	-
Bear	2,815	27
Short NASDAQ	7,879	55
Short Small-Cap	-	-

FS-73

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$24	$7
UltraMid	50,543	48,463
UltraOTC	109,297	140,544
UltraSmall	56,044	40,419
UltraBull	57,965	55,821
U.S. Gov. Plus	414	1,614
Opportunity	28,047	28,487
Oil & Gas	18,994	23,801
Precious Metals	21,506	14,587
Real Estate	99,062	96,028
High Yield	-	-
Money Market	291,192	427,095

Pimco:
Commodity	608,441	874,085
Total Return	2,236,070	1,829,973
Low Duration	385	1,665

Lincoln:
Mid Cap Value II	2,506,508	478,033
International II	252,065	79,386
Inflation II	1,714,010	78,321

American Funds:
IS Growth-Inc	315,672	105,350
IS Growth	1,993,318	1,520,315
Blue Chip	1,993,894	148,825
IS International	268,747	9,976
IS New World	194,252	307,907

Franklin Templeton:
Global Inc.	407,514	1,339,429

MFS:
Utilities IC	293,233	616,665
Mid Cap	1,436,099	889,447
Research	225,868	842,559

Summit:
S&P 500	1,524,324	2,257,197
EAFE Intl.	128,805	199,916
S&P MidCap	32,615	5,942
Growth	638,140	492,723
Mod. Growth	339,253	372,049
Moderate	826,201	1,296,184
Russell Small Cap	2,334,710	2,742,713

FS-74

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
T. Rowe:
Blue Chip	$1,133,529	$2,573,461

Morgan Stanley:
Emerging Markets	639,253	1,473,726

DFA:
Bond	2,318,032	2,394,601
Small	1,609,739	1,438,622
Value	3,453,321	3,564,727
Fixed	2,885,867	2,699,342
Large	4,704,858	3,065,514
Targeted	4,212,842	2,223,281
Global	1,900,213	2,487,270
Equity	1,182,981	1,022,915

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2024, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-75

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2024	4.41	6.28	201,154	1,110,313	1.76	0.45	0.60	18.89	19.07
2023	3.71	5.29	214,109	996,202	1.60	0.45	0.60	16.12	16.30
2022	3.19	4.55	239,356	943,474	1.31	0.45	0.60	(15.92)	(15.79)
2021	3.79	5.41	195,162	952,862	1.08	0.45	0.60	14.43	14.60
2020	3.30	4.73	206,443	940,809	1.57	0.45	0.60	14.57	14.74

Mid Cap
2024	94.70	94.70	3,822	361,991	0.12	0.60	0.60	9.56	9.56
2023	86.44	86.44	4,215	364,339	0.19	0.60	0.60	10.98	10.98
2022	77.89	77.89	4,562	355,290	-	0.60	0.60	(19.97)	(19.97)
2021	37.47	97.32	9,429	917,590	0.20	0.60	0.60	2.47	14.34
2020	85.11	88.69	9,572	814,998	0.39	0.60	0.60	11.58	11.60

Scudder:
Small Cap
2024	57.34	57.34	2,483	142,383	1.22	0.60	0.60	10.48	10.48
2023	51.90	51.90	2,824	146,567	1.45	0.60	0.60	16.06	16.06
2022	44.71	44.71	5,039	225,323	0.92	0.60	0.60	(21.11)	(21.11)
2021	56.68	56.68	5,220	295,881	0.92	0.60	0.60	13.82	13.82
2020	49.80	49.80	3,415	170,061	1.13	0.60	0.60	18.72	18.72

Small Mid Value
2024	26.88	30.09	35,415	995,314	1.22	0.45	0.60	5.57	5.73
2023	25.42	28.50	61,712	1,673,316	1.14	0.45	0.60	14.26	14.44
2022	22.21	24.94	69,985	1,663,967	0.86	0.45	0.60	(16.30)	(16.18)
2021	26.50	29.80	67,428	1,924,411	1.29	0.45	0.60	29.72	29.92
2020	20.40	22.97	58,715	1,295,786	1.34	0.45	0.60	(1.39)	(1.24)

Thematic
2024	17.75	18.15	38,191	681,746	1.23	0.45	0.60	8.71	8.87
2023	16.31	16.69	43,423	712,614	0.75	0.45	0.60	15.35	15.52
2022	14.11	14.47	46,366	659,108	1.04	0.45	0.60	(28.94)	(28.83)
2021	19.83	20.37	56,698	1,133,779	0.36	0.45	0.60	7.47	7.63
2020	18.43	18.95	21,674	408,539	1.51	0.45	0.60	21.95	22.14

Growth
2024	99.78	120.99	5,388	569,660	0.23	0.45	0.60	25.86	26.05
2023	79.16	96.14	8,254	710,991	0.07	0.45	0.60	37.75	37.96
2022	57.38	69.79	7,173	450,114	0.09	0.45	0.60	(31.15)	(31.05)
2021	83.22	101.36	8,272	776,255	0.20	0.45	0.60	22.05	22.23
2020	68.09	83.05	8,286	649,861	0.46	0.45	0.60	38.21	38.42

FS-76

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2024	33.11	45.45	68,213	2,749,577	1.56	0.45	0.60	4.42	4.58
2023	31.66	43.52	86,298	3,417,312	1.10	0.45	0.60	19.79	19.97
2022	26.39	36.33	87,962	2,885,351	1.08	0.45	0.60	(24.93)	(24.82)
2021	35.10	48.40	97,248	4,304,910	0.52	0.45	0.60	18.99	19.16
2020	29.46	40.68	108,868	4,060,002	0.44	0.45	0.60	14.92	15.10

Inv. Grade Bond IC
2024	14.83	21.41	1,179,018	22,468,305	3.56	0.45	0.60	1.18	1.33
2023	14.64	21.16	1,141,990	21,911,122	2.59	0.45	0.60	5.57	5.73
2022	13.85	20.04	1,242,581	22,477,309	2.22	0.45	0.60	(13.48)	(13.35)
2021	15.98	23.17	1,343,099	28,296,481	2.03	0.45	0.60	(1.20)	(1.05)
2020	16.15	23.45	1,239,159	26,840,114	2.24	0.45	0.60	8.74	8.90

Equity Income IC
2024	51.45	95.29	41,225	3,419,850	1.78	0.45	0.60	14.65	14.83
2023	44.81	83.11	41,768	3,150,442	1.87	0.45	0.60	9.99	10.15
2022	40.68	75.56	45,601	3,098,193	1.96	0.45	0.60	(5.52)	(5.38)
2021	42.99	79.98	42,834	3,138,310	1.94	0.45	0.60	24.15	24.33
2020	34.58	64.42	43,926	2,607,587	1.76	0.45	0.60	6.06	6.22

Growth IC
2024	275.00	279.26	23,390	6,513,649	-	0.45	0.60	29.61	29.80
2023	211.86	215.47	23,410	5,031,167	0.14	0.45	0.60	35.43	35.63
2022	156.21	159.10	24,734	3,924,007	0.59	0.45	0.60	(24.91)	(24.79)
2021	207.71	211.87	27,869	5,891,580	-	0.45	0.60	22.48	22.66
2020	169.33	172.98	29,867	5,158,611	0.08	0.45	0.60	43.03	43.25

High Income IC
2024	7.95	15.99	176,139	1,781,571	5.40	0.45	0.60	8.32	8.48
2023	7.33	14.77	219,610	1,984,220	5.98	0.45	0.60	9.82	9.98
2022	6.66	13.45	190,668	1,753,844	5.06	0.45	0.60	(11.90)	(11.77)
2021	7.55	15.26	222,928	2,309,608	5.32	0.45	0.60	3.79	3.94
2020	7.27	14.70	214,733	2,156,220	5.05	0.45	0.60	2.13	2.28

High Income SC
2024	19.57	19.57	1,447	28,315	5.76	0.60	0.60	8.07	8.07
2023	18.11	18.11	1,522	27,573	5.30	0.60	0.60	9.85	9.85
2022	16.49	16.49	1,730	28,522	4.99	0.60	0.60	(12.08)	(12.08)
2021	18.76	18.76	1,817	34,079	5.21	0.60	0.60	3.87	3.87
2020	18.06	18.06	1,920	34,671	4.43	0.60	0.60	2.04	2.04

FS-77

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2024	118.04	198.89	155,279	26,903,854	0.19	0.45	0.60	32.99	33.19
2023	88.63	149.56	163,298	21,171,974	0.49	0.45	0.60	32.66	32.86
2022	66.71	112.74	173,093	17,063,778	0.51	0.45	0.60	(26.75)	(26.64)
2021	90.94	153.91	175,645	24,406,141	0.06	0.45	0.60	27.07	27.26
2020	71.46	121.12	190,306	21,012,020	0.25	0.45	0.60	29.79	29.98

Contrafund SC
2024	198.25	198.25	4,285	849,447	0.10	0.60	0.60	32.83	32.83
2023	149.25	149.25	3,438	513,173	0.31	0.60	0.60	32.55	32.55
2022	112.60	112.60	7,298	821,803	0.36	0.60	0.60	(26.82)	(26.82)
2021	153.87	153.87	8,702	1,338,963	0.05	0.60	0.60	26.95	26.95
2020	121.21	121.21	10,336	1,252,817	0.15	0.60	0.60	29.65	29.65

Mid Cap IC
2024	77.15	160.02	69,731	9,329,652	0.56	0.45	0.60	16.79	16.96
2023	65.96	137.02	63,331	7,791,882	0.61	0.45	0.60	14.39	14.56
2022	57.58	119.78	63,065	6,925,712	0.54	0.45	0.60	(15.25)	(15.12)
2021	67.84	141.33	68,079	8,779,276	0.62	0.45	0.60	24.85	25.04
2020	54.25	113.20	68,034	7,307,515	0.67	0.45	0.60	17.48	17.66

Mid Cap SC
2024	156.81	156.81	1,435	225,053	0.47	0.60	0.60	16.65	16.65
2023	134.43	134.43	1,489	200,116	0.45	0.60	0.60	14.32	14.32
2022	117.59	117.59	2,770	325,679	0.41	0.60	0.60	(15.36)	(15.36)
2021	138.93	138.93	3,213	446,328	0.49	0.60	0.60	24.76	24.76
2020	111.36	111.36	3,621	403,218	0.56	0.60	0.60	17.33	17.33

Strategic
2024	15.20	21.00	656,262	12,032,775	3.84	0.45	0.60	5.44	5.60
2023	14.39	19.92	621,335	10,919,629	4.29	0.45	0.60	8.76	8.92
2022	13.21	18.31	684,816	11,135,586	3.63	0.45	0.60	(11.79)	(11.65)
2021	14.96	20.76	732,162	13,566,892	2.72	0.45	0.60	3.12	3.28
2020	14.48	20.13	646,567	11,835,872	3.26	0.45	0.60	6.87	7.03

Money Market
2024	1.11	1.13	24,732,767	27,650,136	4.99	0.45	0.60	4.47	4.63
2023	1.07	1.08	30,771,775	32,988,496	4.79	0.45	0.60	4.27	4.43
2022	1.02	1.03	76,015,192	78,347,918	1.71	0.45	0.60	0.83	0.99
2021	1.01	1.02	19,834,478	20,173,426	0.01	0.45	0.60	(0.59)	(0.43)
2020	1.02	1.03	20,942,308	21,415,650	0.21	0.45	0.60	(0.28)	(0.13)

FS-78

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2024	48.28	48.28	2,120	102,361	1.87	0.60	0.60	12.54	12.54
2023	42.90	42.90	2,362	101,336	2.02	0.60	0.60	8.40	8.40
2022	39.57	39.57	2,659	105,212	1.96	0.60	0.60	(2.26)	(2.26)
2021	40.49	40.49	2,542	102,934	2.17	0.60	0.60	18.18	18.18
2020	34.26	34.26	2,670	91,484	2.85	0.60	0.60	(0.46)	(0.46)

Health
2024	72.21	72.21	721	52,074	-	0.60	0.60	3.54	3.54
2023	69.74	69.74	576	40,182	-	0.60	0.60	2.41	2.41
2022	68.10	68.10	856	58,270	-	0.60	0.60	(13.83)	(13.83)
2021	79.03	79.03	2,429	191,979	0.21	0.60	0.60	11.63	11.63
2020	70.80	70.80	2,458	173,998	0.31	0.60	0.60	13.77	13.77

Technology
2024	24.55	24.55	1,507	37,006	-	0.60	0.60	33.46	33.46
2023	18.40	18.40	7,840	144,240	-	0.60	0.60	36.18	36.18
2022	12.59	12.59	-	-	-	0.60	0.60	(39.39)	(39.39)
2021	67.55	67.55	2,057	138,970	-	0.60	0.60	13.73	13.73
2020	59.40	59.40	2,866	170,222	-	0.60	0.60	45.24	45.24

Intl. Growth
2024	50.41	54.67	11,098	590,166	1.88	0.45	0.60	0.01	0.16
2023	50.33	54.66	14,571	768,134	0.20	0.45	0.60	17.44	17.62
2022	42.79	46.55	15,298	687,139	1.57	0.45	0.60	(18.79)	(18.67)
2021	52.61	57.32	24,154	1,355,375	1.27	0.45	0.60	5.26	5.41
2020	49.91	54.45	26,150	1,394,467	2.17	0.45	0.60	13.31	13.48

Franchise
2024	192.21	196.84	818	159,314	-	0.45	0.60	34.08	34.28
2023	143.36	146.59	814	118,063	-	0.45	0.60	40.09	40.30
2022	102.33	104.49	687	70,893	-	0.45	0.60	(31.52)	(31.42)
2021	149.44	152.36	3,058	464,715	-	0.45	0.60	11.26	11.43
2020	134.31	136.74	1,152	156,265	0.08	0.45	0.60	41.50	41.71

Janus:
Growth
2024	143.23	143.23	648	92,883	0.03	0.60	0.60	34.50	34.50
2023	106.49	106.49	649	69,090	0.15	0.60	0.60	42.32	42.32
2022	74.82	74.82	677	50,660	0.71	0.60	0.60	(30.31)	(30.31)
2021	107.36	107.36	706	75,833	0.10	0.60	0.60	19.62	19.62
2020	89.76	89.76	707	63,429	0.41	0.60	0.60	32.16	32.16

FS-79

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Mid-Cap
2024	57.75	57.75	3,469	200,332	-	0.60	0.60	23.27	23.27
2023	46.85	46.85	3,472	162,647	-	0.60	0.60	17.44	17.44
2022	39.89	39.89	3,486	139,060	-	0.60	0.60	(29.16)	(29.16)
2021	56.31	56.31	6,699	377,240	-	0.60	0.60	12.32	12.32
2020	50.14	50.14	6,867	344,258	-	0.60	0.60	39.14	39.14

Bond
2024	24.68	24.68	2	43	4.80	0.60	0.60	6.09	6.09
2023	23.26	23.26	2	44	5.04	0.60	0.60	5.39	5.39
2022	22.07	22.07	859	18,953	3.63	0.60	0.60	(5.75)	(5.75)
2021	23.42	23.42	1,278	29,938	2.49	0.60	0.60	0.14	0.14
2020	23.38	23.38	1,469	34,360	2.19	0.60	0.60	2.84	2.84

Equity
2024	53.11	53.55	10,444	556,082	0.22	0.45	0.60	25.09	25.28
2023	42.46	42.75	23,508	1,000,998	0.31	0.45	0.60	26.14	26.33
2022	33.66	33.84	28,356	955,991	0.44	0.45	0.60	(18.94)	(18.82)
2021	41.52	41.68	30,022	1,248,152	0.39	0.45	0.60	22.74	22.92
2020	33.83	33.91	27,584	933,781	0.54	0.45	0.60	18.85	19.03

Regency
2024	29.71	43.08	14,195	436,880	0.72	0.45	0.60	8.16	8.33
2023	27.43	39.83	15,742	450,021	1.02	0.45	0.60	10.34	10.51
2022	24.82	36.10	18,489	501,066	0.58	0.45	0.60	(10.29)	(10.16)
2021	27.63	40.24	16,680	588,880	0.70	0.45	0.60	32.01	32.20
2020	20.90	30.48	10,691	263,924	0.98	0.45	0.60	(3.20)	(3.06)

Rydex:
Nova
2024	61.40	628.68	17,498	1,453,504	-	0.45	0.60	31.96	32.16
2023	46.53	475.71	16,536	1,215,249	-	0.45	0.60	34.28	34.47
2022	34.65	353.77	10,075	486,927	0.35	0.45	0.60	(30.68)	(30.58)
2021	49.99	509.58	18,976	1,291,880	0.37	0.45	0.60	41.34	41.55
2020	35.37	360.01	20,334	980,018	0.90	0.45	0.60	19.31	19.49

NASDAQ
2024	139.24	146.91	23,367	3,366,105	0.21	0.45	0.60	23.16	23.35
2023	112.89	119.28	28,740	3,369,247	-	0.45	0.60	52.31	52.54
2022	74.01	78.32	25,141	1,936,559	-	0.45	0.60	(34.53)	(34.44)
2021	112.88	119.63	27,004	3,180,251	-	0.45	0.60	24.79	24.98
2020	90.32	95.86	31,911	3,015,345	0.30	0.45	0.60	44.09	44.31

FS-80

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2024	10.50	47.15	129,234	1,898,922	1.33	0.45	0.60	7.47	7.63
2023	9.77	43.81	160,881	2,059,566	0.40	0.45	0.60	3.21	3.36
2022	9.47	42.38	319,404	3,532,346	0.52	0.45	0.60	(11.61)	(11.48)
2021	10.71	47.88	289,051	3,579,577	3.67	0.45	0.60	(9.73)	(9.60)
2020	11.86	52.96	221,885	3,136,742	4.62	0.45	0.60	33.50	33.70

Inv. S&P 500
2024	0.46	4.35	42,807	27,043	7.36	0.45	0.60	(13.63)	(13.50)
2023	0.54	5.03	140,781	106,398	1.38	0.45	0.60	(15.46)	(15.33)
2022	0.64	5.94	173,880	174,753	-	0.45	0.60	15.90	16.07
2021	0.55	5.12	213,942	141,215	-	0.45	0.60	(27.55)	(24.89)
2020	0.73	6.81	301,622	230,905	0.63	0.45	0.60	(29.33)	(25.47)

Gov. Long Bond
2024	13.68	19.98	17,891	298,375	3.26	0.45	0.60	(12.98)	(12.84)
2023	15.72	22.92	46,031	736,868	2.92	0.45	0.60	(1.62)	3.17
2022	15.98	23.26	45,187	729,997	1.47	0.45	0.60	(41.18)	(25.87)
2021	27.16	39.49	64,493	1,775,940	0.37	0.45	0.60	(8.04)	(2.30)
2020	29.54	42.88	67,819	2,028,145	0.12	0.45	0.60	(11.02)	21.23

Inverse NASDAQ
2024	0.74	3.56	20,224	22,888	10.54	0.45	0.60	(16.30)	(16.17)
2023	0.88	4.25	133,058	141,332	0.27	0.45	0.60	(32.26)	(32.16)
2022	1.30	6.26	79,665	187,683	-	0.45	0.60	34.03	34.23
2021	0.97	4.66	28,802	37,887	-	0.45	0.60	(25.90)	(25.79)
2020	1.31	6.28	34,427	52,714	0.84	0.45	0.60	(38.37)	(38.28)

Inv. Long Bond
2024	8.80	38.70	11,152	109,833	4.87	0.45	0.60	16.20	16.38
2023	7.57	33.25	14,888	211,151	-	0.45	0.60	3.61	3.77
2022	7.31	32.05	22,512	353,726	-	0.45	0.60	45.34	45.55
2021	5.03	22.02	8,211	118,829	-	0.45	0.60	(4.24)	0.37
2020	5.01	21.90	11,690	58,553	0.23	0.45	0.60	(21.56)	(10.16)

Russell
2024	101.38	109.08	6,222	665,437	1.00	0.45	0.60	10.29	10.45
2023	91.78	98.90	4,857	478,756	-	0.45	0.60	19.07	19.25
2022	76.97	83.07	6,517	539,925	-	0.45	0.60	(33.85)	(33.75)
2021	116.19	125.58	7,058	882,002	0.06	0.45	0.60	18.29	18.47
2020	98.08	106.16	8,165	858,907	-	0.45	0.60	19.32	19.50

FS-81

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Third Avenue:
Value
2024	26.37	55.06	43,375	2,273,499	2.59	0.45	0.60	(2.86)	(2.71)
2023	27.11	56.68	44,139	2,356,613	2.33	0.45	0.60	20.09	20.27
2022	22.54	47.20	48,388	2,114,274	1.44	0.45	0.60	15.42	15.59
2021	19.50	40.90	47,263	1,852,146	0.71	0.45	0.60	21.34	21.52
2020	16.05	33.70	48,729	1,571,387	2.71	0.45	0.60	(2.98)	(2.83)

Vanguard:
Equity Index
2024	106.42	166.26	739,856	92,859,232	1.31	0.45	0.60	24.09	24.28
2023	85.63	133.98	804,604	81,845,114	1.50	0.45	0.60	25.36	25.55
2022	68.20	106.87	562,135	50,257,711	1.24	0.45	0.60	(18.72)	(18.59)
2021	83.78	131.48	940,077	94,271,192	1.25	0.45	0.60	27.78	27.97
2020	65.47	102.89	988,876	78,208,562	1.28	0.45	0.60	17.49	17.67

Total Bond
2024	12.77	17.38	6,235,260	85,004,582	2.79	0.45	0.60	0.63	0.79
2023	12.67	17.27	5,825,178	79,361,766	2.45	0.45	0.60	4.95	5.11
2022	12.05	16.46	5,149,173	68,113,564	2.34	0.45	0.60	(13.73)	(13.60)
2021	13.95	19.08	6,568,672	99,521,736	1.97	0.45	0.60	(2.30)	(2.16)
2020	14.26	19.53	5,642,106	88,255,308	2.13	0.45	0.60	6.94	7.10

REIT Index
2024	21.03	58.36	569,400	19,658,218	3.21	0.45	0.60	4.11	4.27
2023	20.17	56.05	645,645	22,138,907	2.50	0.45	0.60	11.03	11.20
2022	18.14	50.48	671,425	21,279,837	1.94	0.45	0.60	(26.74)	(26.63)
2021	24.72	68.90	686,866	30,555,654	2.02	0.45	0.60	39.37	39.58
2020	17.71	49.44	691,645	23,397,366	2.62	0.45	0.60	(5.42)	(5.28)

Mid-Cap
2024	49.68	86.54	509,558	34,027,072	1.42	0.45	0.60	14.38	14.56
2023	43.36	75.66	565,039	33,224,932	1.45	0.45	0.60	15.14	15.31
2022	37.61	65.71	637,190	32,325,311	1.16	0.45	0.60	(19.30)	(19.18)
2021	46.53	81.43	695,347	43,769,713	1.07	0.45	0.60	23.61	23.80
2020	37.59	65.87	639,152	34,577,009	1.53	0.45	0.60	17.37	17.54

Stock Market Index
2024	98.35	170.03	450,271	55,448,267	1.25	0.45	0.60	22.97	23.16
2023	79.86	138.27	483,698	49,117,562	1.14	0.45	0.60	25.20	25.39
2022	63.69	110.44	503,327	40,903,658	1.33	0.45	0.60	(20.07)	(19.95)
2021	79.56	138.17	520,428	52,985,956	1.15	0.45	0.60	24.89	25.08
2020	63.61	110.63	481,874	40,599,633	1.51	0.45	0.60	19.83	20.01

FS-82

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Conservative
2024	34.93	35.38	201,836	7,115,870	2.80	0.45	0.60	6.84	7.01
2023	32.69	33.06	224,365	7,394,386	1.89	0.45	0.60	11.84	12.01
2022	29.23	29.52	217,515	6,407,778	2.38	0.45	0.60	(15.40)	(15.28)
2021	34.56	34.84	213,302	7,422,325	1.59	0.45	0.60	5.36	5.51
2020	32.80	33.02	226,757	7,481,548	2.12	0.45	0.60	11.06	11.23

Moderate
2024	44.45	44.91	148,251	6,654,577	2.34	0.45	0.60	9.66	9.83
2023	40.53	40.89	166,630	6,811,097	1.81	0.45	0.60	14.86	15.03
2022	35.29	35.55	99,335	3,529,120	2.41	0.45	0.60	(16.43)	(16.30)
2021	42.22	42.47	90,602	3,832,645	1.26	0.45	0.60	9.42	9.58
2020	38.59	38.76	78,034	3,008,380	1.65	0.45	0.60	13.09	13.26

Short-Term
2024	12.13	12.29	2,130,197	26,107,761	3.56	0.45	0.60	4.26	4.42
2023	11.64	11.77	1,988,128	23,344,335	2.11	0.45	0.60	5.53	5.68
2022	11.03	11.14	2,175,845	24,176,045	1.64	0.45	0.60	(6.28)	(6.14)
2021	11.77	11.87	2,409,536	28,533,095	2.12	0.45	0.60	(1.05)	(0.90)
2020	11.89	11.97	2,278,389	27,229,440	2.36	0.45	0.60	4.86	5.02

International Stock
2024	25.49	25.64	381,106	9,766,363	2.96	0.45	0.60	4.42	4.58
2023	24.41	24.51	349,477	8,564,576	2.85	0.45	0.60	14.86	15.03
2022	21.25	21.31	367,801	7,836,993	3.28	0.45	0.60	(16.51)	(16.39)
2021	25.46	25.49	349,524	8,908,188	1.71	0.45	0.60	7.88	8.04
2020	23.59	23.60	149,881	3,536,136	1.50	0.45	0.60	10.51	10.68

Global Bond
2024	20.49	20.63	99,126	2,041,534	2.88	0.45	0.60	1.42	1.57
2023	20.21	20.31	103,152	2,092,270	1.95	0.45	0.60	5.88	6.04
2022	19.08	19.16	108,935	2,084,407	2.98	0.45	0.60	(13.65)	(13.52)
2021	22.10	22.15	120,859	2,674,635	1.43	0.45	0.60	(2.43)	(2.28)
2020	22.65	22.67	73,057	1,655,829	1.31	0.45	0.60	6.03	6.19

Equity Income
2024	51.84	90.12	308,373	20,689,200	3.01	0.45	0.60	14.43	14.60
2023	45.23	78.76	368,409	22,256,110	2.63	0.45	0.60	7.46	7.62
2022	42.03	73.29	385,388	22,359,207	2.47	0.45	0.60	(1.25)	(1.11)
2021	42.50	74.22	384,794	23,013,348	1.90	0.45	0.60	24.58	24.77
2020	34.07	59.58	355,296	17,841,662	2.69	0.45	0.60	2.63	2.78

FS-83

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2024	11.52	21.32	825,788	12,763,580	5.68	0.45	0.60	5.81	5.97
2023	10.87	20.15	847,758	12,372,045	5.89	0.45	0.60	11.00	11.17
2022	9.78	18.16	715,544	10,309,385	5.07	0.45	0.60	(9.90)	(9.77)
2021	10.84	20.15	1,024,954	15,248,284	4.16	0.45	0.60	3.06	3.21
2020	10.50	19.55	760,431	12,085,861	5.58	0.45	0.60	5.04	5.20

Growth
2024	78.86	86.75	322,233	26,991,063	0.27	0.45	0.60	32.34	32.53
2023	59.50	65.56	350,732	22,179,684	0.24	0.45	0.60	39.30	39.51
2022	42.65	47.06	378,337	17,159,987	-	0.45	0.60	(33.76)	(33.66)
2021	64.29	71.05	420,277	28,682,518	0.03	0.45	0.60	17.16	17.33
2020	54.79	60.64	384,276	22,603,953	0.33	0.45	0.60	42.24	42.45

Balanced
2024	47.80	76.81	409,155	25,711,012	2.23	0.45	0.60	14.11	14.28
2023	41.82	67.31	419,578	23,681,697	2.05	0.45	0.60	13.65	13.82
2022	36.75	59.23	455,062	22,773,079	1.94	0.45	0.60	(14.81)	(14.69)
2021	43.07	69.53	482,192	28,381,544	1.72	0.45	0.60	18.31	18.48
2020	36.35	58.77	441,306	23,113,772	2.55	0.45	0.60	10.02	10.18

International
2024	42.90	56.56	682,720	33,265,633	1.22	0.45	0.60	8.36	8.52
2023	39.53	52.19	748,178	33,931,623	1.58	0.45	0.60	13.97	14.14
2022	34.63	45.80	702,766	28,756,863	1.31	0.45	0.60	(30.54)	(30.43)
2021	49.78	65.93	849,896	49,179,570	0.27	0.45	0.60	(2.13)	(1.98)
2020	50.79	67.36	927,626	54,792,347	1.07	0.45	0.60	56.64	56.87

Diversified
2024	41.30	61.23	300,195	16,854,493	1.57	0.45	0.60	14.20	14.37
2023	36.11	53.62	330,612	16,428,641	1.42	0.45	0.60	19.41	19.59
2022	30.20	44.90	365,234	15,303,267	1.15	0.45	0.60	(12.02)	(11.88)
2021	34.27	51.03	398,630	19,143,332	1.07	0.45	0.60	29.69	29.88
2020	26.38	39.35	446,965	16,500,974	2.66	0.45	0.60	11.11	11.28

Small Company Growth
2024	47.06	89.87	172,344	14,190,446	0.55	0.45	0.60	10.71	10.88
2023	42.44	81.18	204,210	15,206,543	0.41	0.45	0.60	18.93	19.11
2022	35.63	68.25	222,155	13,863,420	0.27	0.45	0.60	(25.80)	(25.69)
2021	47.95	91.98	241,603	20,391,329	0.37	0.45	0.60	13.54	13.71
2020	42.17	81.02	277,356	20,335,537	0.67	0.45	0.60	22.45	22.63

FS-84

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Allspring:
Discovery
2024	77.98	77.98	5,942	463,310	-	0.60	0.60	17.42	17.42
2023	66.41	66.41	6,771	449,633	-	0.60	0.60	19.43	19.43
2022	55.60	55.60	8,981	499,396	-	0.60	0.60	(38.22)	(38.22)
2021	90.00	90.00	10,517	946,510	-	0.60	0.60	(5.61)	(5.61)
2020	95.35	95.35	10,477	998,981	-	0.60	0.60	61.68	61.68

Opportunity
2024	235.57	235.57	869	204,765	0.05	0.60	0.60	14.36	14.36
2023	205.99	205.99	870	179,144	-	0.60	0.60	25.75	25.75
2022	163.82	163.82	884	144,812	-	0.60	0.60	(21.28)	(21.28)
2021	208.10	208.10	1,281	266,522	0.04	0.60	0.60	24.03	24.03
2020	167.77	167.77	1,295	217,318	0.44	0.60	0.60	20.28	20.28

ProFunds:
Bull
2024	113.07	113.07	12,097	1,367,772	0.72	0.90	0.90	21.39	21.39
2023	93.15	93.15	12,097	1,126,740	-	0.90	0.90	22.64	22.64
2022	75.95	75.95	15,837	1,202,874	-	0.90	0.90	(20.45)	(20.45)
2021	95.48	95.48	15,889	1,517,112	-	0.90	0.90	25.21	25.21
2020	76.26	76.26	16,981	1,294,952	0.09	0.90	0.90	14.99	14.99

Europe
2024	42.25	42.25	1,597	67,472	1.87	0.90	0.90	3.41	3.41
2023	40.86	40.86	1,597	65,248	2.13	0.90	0.90	16.42	16.42
2022	35.09	35.09	1,748	61,356	1.35	0.90	0.90	(8.59)	(8.59)
2021	38.39	38.39	2,299	88,268	0.90	0.90	0.90	23.42	23.42
2020	31.11	31.11	1,781	55,402	2.54	0.90	0.90	(10.05)	(10.05)

Mid-Cap
2024	44.02	44.02	-	-	-	0.90	0.90	(1.18)	(1.18)
2023	42.07	42.07	-	-	0.42	0.90	0.90	3.02	3.02
2022	90.21	90.21	124	11,167	0.18	0.90	0.90	(9.27)	(9.27)
2021	99.42	99.42	335	33,267	0.26	0.90	0.90	27.38	27.38
2020	78.05	78.05	57	4,467	0.16	0.90	0.90	1.39	1.39

NASDAQ-100
2024	70.58	70.58	102	7,216	0.41	0.90	0.90	22.30	22.30
2023	57.71	57.71	201	11,576	-	0.90	0.90	44.43	44.43
2022	38.05	38.05	170	6,460	-	0.90	0.90	(18.74)	(18.74)
2021	73.84	73.84	284	20,986	-	0.90	0.90	1.57	1.57
2020	74.77	74.77	459	34,326	-	0.90	0.90	46.86	46.86

FS-85

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Small-Cap
2024	42.69	42.69	118	5,017	1.33	0.90	0.90	8.52	8.52
2023	39.34	39.34	118	4,624	-	0.90	0.90	13.89	13.89
2022	34.54	34.54	208	7,176	-	0.90	0.90	(22.54)	(22.54)
2021	44.59	44.59	129	5,737	-	0.90	0.90	5.07	5.07
2020	39.82	39.82	-	-	-	0.90	0.90	(2.13)	(2.13)

Small-Cap Value
2024	45.01	45.01	-	-	-	0.90	0.90	(4.10)	(4.10)
2023	42.96	42.96	-	-	0.03	0.90	0.90	1.44	1.44
2022	78.60	78.60	114	8,985	-	0.90	0.90	(13.20)	(13.20)
2021	90.55	90.55	151	13,716	0.09	0.90	0.90	27.42	27.42
2020	71.06	71.06	61	4,348	0.02	0.90	0.90	0.14	0.14

Classic Dow
2024	-	-	-	-	-	-	-	-	-
2023	20.60	20.60	-	-	0.06	0.90	0.90	2.91	2.91
2022	64.00	64.00	174	11,112	-	0.90	0.90	(9.66)	(9.66)
2021	70.85	70.85	76	5,401	-	0.90	0.90	16.45	16.45
2020	60.84	60.84	758	46,119	0.41	0.90	0.90	6.45	6.45

Bear
2024	12.20	12.20	252	3,074	8.45	0.90	0.90	(14.49)	(14.49)
2023	14.27	14.27	76	1,081	0.31	0.90	0.90	(16.04)	(16.04)
2022	16.99	16.99	1,283	21,793	-	0.90	0.90	16.07	16.07
2021	14.64	14.64	219	3,209	-	0.90	0.90	(25.30)	(25.30)
2020	19.59	19.59	78	1,531	0.50	0.90	0.90	(26.50)	(26.50)

Short NASDAQ
2024	10.21	10.21	620	6,330	7.11	0.90	0.90	(14.88)	(14.88)
2023	12.29	12.29	-	-	-	0.90	0.90	(26.23)	(26.23)
2022	0.95	0.95	24,186	22,933	-	0.90	0.90	33.86	33.86
2021	0.71	0.71	2,945	2,086	-	0.90	0.90	(25.81)	(25.81)
2020	0.95	0.95	615	587	0.06	0.90	0.90	(43.34)	(43.34)

Short Small-Cap
2024	-	-	-	-	-	-	-	-	-
2023	22.09	22.09	-	-	-	0.90	0.90	(4.66)	(4.66)
2022	26.32	26.32	285	7,506	-	0.90	0.90	29.65	29.65
2021	22.33	22.33	228	5,101	-	0.90	0.90	(24.02)	(24.02)
2020	1.41	1.41	7,193	10,177	0.55	0.90	0.90	(32.57)	(32.57)

FS-86

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Short Dow
2024	4.80	4.80	150	718	3.35	0.90	0.90	(7.68)	(7.68)
2023	5.19	5.19	150	778	-	0.90	0.90	(8.91)	(8.91)
2022	5.70	5.70	150	854	-	0.90	0.90	4.78	4.78
2021	5.44	5.44	150	815	-	0.90	0.90	(20.51)	(20.51)
2020	6.85	6.85	150	1,026	0.23	0.90	0.90	(21.64)	(21.64)

UltraMid
2024	69.34	69.34	315	21,849	0.57	0.90	0.90	15.97	15.97
2023	59.79	59.79	315	18,841	-	0.90	0.90	21.12	21.12
2022	49.36	49.36	698	34,453	-	0.90	0.90	(32.77)	(32.77)
2021	73.43	73.43	315	23,138	-	0.90	0.90	35.64	35.64
2020	50.42	50.42	-	-	0.24	0.90	0.90	(28.41)	(28.41)

UltraOTC
2024	698.16	698.16	3,170	2,213,171	0.30	0.90	0.90	40.14	40.14
2023	498.19	498.19	3,199	1,593,758	-	0.90	0.90	113.55	113.55
2022	233.29	233.29	3,146	734,024	-	0.90	0.90	(61.28)	(61.28)
2021	602.51	602.51	3,144	1,894,176	-	0.90	0.90	51.15	51.15
2020	398.62	398.62	3,096	1,234,273	-	0.90	0.90	84.63	84.63

UltraSmall
2024	21.13	21.13	1,287	27,180	0.60	0.90	0.90	9.70	9.70
2023	19.26	19.26	739	14,232	-	0.90	0.90	21.34	21.34
2022	15.87	15.87	739	11,730	-	0.90	0.90	(44.19)	(44.19)
2021	28.44	28.44	739	21,017	-	0.90	0.90	2.09	2.09
2020	23.21	23.21	-	-	0.79	0.90	0.90	(28.94)	(28.94)

UltraBull
2024	165.16	165.16	1,208	199,578	0.61	0.90	0.90	40.74	40.74
2023	117.35	117.35	1,230	144,301	-	0.90	0.90	43.94	43.94
2022	81.53	81.53	1,001	81,614	-	0.90	0.90	(39.66)	(39.66)
2021	135.12	135.12	1,063	143,601	-	0.90	0.90	56.73	56.73
2020	86.21	86.21	826	71,182	0.86	0.90	0.90	18.76	18.76

U.S. Gov. Plus
2024	33.82	33.82	341	11,543	3.36	0.90	0.90	(13.61)	(13.61)
2023	39.15	39.15	381	14,933	6.74	0.90	0.90	(0.85)	(0.85)
2022	39.49	39.49	171	6,753	-	0.90	0.90	(42.23)	(42.23)
2021	68.35	68.35	25	1,741	-	0.90	0.90	(7.92)	(7.92)
2020	74.23	74.23	753	55,893	0.03	0.90	0.90	19.60	19.60

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Opportunity
2024	28.97	28.97	-	-	-	0.90	0.90	2.01	2.01
2023	44.70	44.70	-	-	0.01	0.90	0.90	19.73	19.73
2022	4.24	4.24	14,103	59,868	-	0.90	0.90	57.06	57.06
2021	2.70	2.70	16,561	44,759	-	0.90	0.90	(0.97)	(0.97)
2020	2.73	2.73	364	992	0.39	0.90	0.90	(27.35)	(27.35)

Oil & Gas
2024	82.48	82.48	856	70,566	2.09	0.90	0.90	2.84	2.84
2023	80.20	80.20	966	77,508	2.33	0.90	0.90	(3.36)	(3.36)
2022	82.99	82.99	1,274	105,723	1.10	0.90	0.90	58.01	58.01
2021	52.52	52.52	1,654	86,889	1.49	0.90	0.90	50.57	50.57
2020	34.88	34.88	971	33,877	2.62	0.90	0.90	(35.05)	(35.05)

Precious Metals
2024	28.02	28.02	1,881	52,701	3.06	0.90	0.90	5.62	5.62
2023	26.53	26.53	1,716	45,508	-	0.90	0.90	0.57	0.57
2022	26.37	26.37	3,456	91,138	-	0.90	0.90	(11.82)	(11.82)
2021	29.91	29.91	3,358	100,435	-	0.90	0.90	(9.75)	(9.75)
2020	33.14	33.14	2,503	82,959	0.25	0.90	0.90	22.99	22.99

Real Estate
2024	101.25	101.25	849	85,987	1.38	0.90	0.90	2.61	2.61
2023	98.67	98.67	849	83,797	1.14	0.90	0.90	8.75	8.75
2022	90.73	90.73	1,005	91,178	0.76	0.90	0.90	(27.21)	(27.21)
2021	124.65	124.65	969	120,804	0.02	0.90	0.90	35.85	35.85
2020	91.75	91.75	943	86,553	1.57	0.90	0.90	(7.13)	(7.13)

High Yield
2024	-	-	-	-	-	-	-	-	-
2023	24.75	24.75	-	-	-	0.90	0.90	3.15	3.15
2022	24.63	24.63	732	18,039	3.87	0.90	0.90	(8.79)	(8.79)
2021	27.00	27.00	541.00	14,603.00	2.54	0.90	0.90	(0.32)	(0.32)
2020	-	-	-	-	-	-	-	-	-

Money Market
2024	1.03	1.03	26,067	26,752	4.33	0.90	0.90	3.36	3.36
2023	0.99	0.99	163,819	162,654	4.24	0.90	0.90	3.22	3.22
2022	0.96	0.96	37,056	35,645	0.79	0.90	0.90	0.14	0.14
2021	0.96	0.96	363,221	348,913	0.01	0.90	0.90	(0.88)	(0.88)
2020	0.97	0.97	517,167	501,200	0.06	0.90	0.90	(0.86)	(0.86)

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco:
Commodity
2024	10.46	10.51	238,656	2,498,419	2.21	0.45	0.60	3.53	3.69
2023	10.10	10.14	266,623	2,695,652	16.34	0.45	0.60	(8.40)	(8.27)
2022	11.03	11.05	286,762	3,160,892	20.90	0.45	0.60	7.97	8.13
2021	10.21	10.22	271,685	2,774,064	4.25	0.45	0.60	32.55	32.74
2020	7.70	7.70	244,780	1,885,678	6.41	0.45	0.60	0.75	0.90

Total Return
2024	12.26	15.33	871,583	11,403,284	4.05	0.45	0.60	1.92	2.07
2023	12.01	15.04	861,307	11,165,396	3.57	0.45	0.60	5.30	5.46
2022	11.39	14.28	891,294	11,074,144	2.61	0.45	0.60	(14.81)	(14.68)
2021	13.35	16.77	967,973	14,073,768	1.83	0.45	0.60	(1.85)	(1.71)
2020	13.58	17.08	881,599	13,081,819	2.11	0.45	0.60	7.99	8.16

Low Duration
2024	11.34	11.34	833	9,442	3.98	0.60	0.60	3.87	3.87
2023	10.92	10.92	980	10,699	3.60	0.60	0.60	4.35	4.35
2022	10.46	10.46	1,051	10,998	1.69	0.60	0.60	(6.30)	(6.30)
2021	11.17	11.17	1,054	11,765	0.48	0.60	0.60	(1.51)	(1.51)
2020	11.34	11.34	9,960	112,912	1.07	0.60	0.60	2.37	2.37

Lincoln:
Mid Cap Value II
2024	20.34	20.36	103,369	2,103,851	1.90	0.45	0.60	6.40	6.50
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

International II
2024	10.71	10.72	16,275	174,313	0.58	0.45	0.60	(0.18)	(0.08)
2023	-	-		-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Inflation II
2024	9.47	9.48	171,834	1,629,197	3.61	0.45	0.60	2.98	3.08
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds:
IS Growth-Inc
2024	92.23	104.47	11,377	1,152,795	1.44	0.45	0.60	23.79	23.98
2023	74.50	84.27	9,742	790,759	1.64	0.45	0.60	25.72	25.90
2022	59.26	66.93	7,466	494,075	1.57	0.45	0.60	(16.79)	(16.66)
2021	71.22	80.31	6,951	551,584	1.50	0.45	0.60	23.76	23.86
2020	57.55	64.84	4,363	282,802	2.18	0.45	0.60	3.88	38.18

IS Growth
2024	189.64	214.52	14,528	2,879,713	0.76	0.45	0.60	31.17	31.37
2023	144.58	163.30	13,384	2,018,573	0.83	0.45	0.60	37.99	38.19
2022	104.78	118.17	7,154	804,772	0.60	0.45	0.60	(30.18)	(30.07)
2021	150.06	168.98	7,159	1,147,447	0.51	0.45	0.60	21.57	21.75
2020	123.44	138.80	3,670	472,955	0.61	0.45	0.60	46.11	51.78

Blue Chip
2024	24.04	26.43	102,728	2,562,540	3.57	0.45	0.60	18.68	18.86
2023	20.26	22.24	28,612	627,151	1.91	0.45	0.60	16.96	17.13
2022	17.32	18.98	36,473	678,147	2.13	0.45	0.60	(8.83)	(8.69)
2021	19.00	20.79	28,828	586,366	1.71	0.45	0.60	27.35	27.54
2020	14.92	16.30	36,183	578,819	2.84	0.45	0.60	8.39	8.55

IS International
2024	22.09	22.83	18,652	425,364	1.75	0.45	0.60	2.77	2.93
2023	21.49	22.18	7,936	175,460	1.61	0.45	0.60	15.43	15.60
2022	18.62	19.19	7,338	140,369	1.86	0.45	0.60	(21.04)	(20.93)
2021	23.58	24.27	9,921	240,247	2.62	0.45	0.60	(1.82)	(1.68)
2020	24.02	24.68	7,856	193,420	1.24	0.45	0.60	13.59	13.76

IS New World
2024	31.43	31.99	32,891	1,050,722	1.60	0.45	0.60	6.21	6.37
2023	29.59	30.07	37,064	1,112,124	1.69	0.45	0.60	15.53	15.70
2022	25.62	25.99	43,832	1,137,319	1.69	0.45	0.60	(22.33)	(22.21)
2021	32.98	33.41	30,028	1,002,473	1.29	0.45	0.60	4.54	4.69
2020	31.55	31.92	10,352.00	330,372.00	0.22	0.45	0.60	20.41	33.32

Franklin Templeton:
Global Inc.
2024	12.90	21.00	163,215	3,145,452	-	0.45	0.60	(11.90)	(11.77)
2023	14.62	23.84	206,830	4,539,114	-	0.45	0.60	2.27	2.43
2022	14.27	23.31	229,316	4,940,150	-	0.45	0.60	(5.52)	(5.38)
2021	15.08	24.67	237,829	5,445,563	-	0.45	0.60	(5.56)	(5.42)
2020	15.95	26.12	230,992	5,571,217	8.42	0.45	0.60	(5.85)	(5.71)

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS:
Utilities IC
2024	52.79	75.89	24,408	1,737,816	2.19	0.45	0.60	10.99	11.16
2023	47.49	68.38	30,959	1,975,716	3.52	0.45	0.60	(2.69)	(2.55)
2022	48.73	70.27	34,994	2,242,697	2.55	0.45	0.60	0.16	0.31
2021	48.58	70.16	34,638	2,234,792	1.75	0.45	0.60	13.41	13.58
2020	42.77	61.86	35,226	1,994,044	2.61	0.45	0.60	5.27	5.43

Mid Cap
2024	17.05	17.19	82,880	1,419,208	-	0.45	0.60	14.03	14.20
2023	14.95	15.06	56,223	844,699	-	0.45	0.60	20.60	20.78
2022	12.40	12.47	51,328	638,660	-	0.45	0.60	(29.12)	(29.02)
2021	17.49	17.56	47,242	828,417	-	0.45	0.60	13.43	13.60
2020	15.42	15.46	32,775	506,089	-	0.45	0.60	35.66	35.87

Research
2024	22.52	22.82	124,342	2,830,480	1.61	0.45	0.60	2.47	2.63
2023	21.94	22.27	152,802	3,390,676	1.06	0.45	0.60	12.34	12.51
2022	19.50	19.82	169,057	3,341,169	1.88	0.45	0.60	(18.07)	(17.95)
2021	23.77	24.20	168,555	4,067,740	0.82	0.45	0.60	10.90	11.07
2020	21.40	21.82	178,236	3,881,960	2.10	0.45	0.60	12.27	12.44

Summit:
S&P 500
2024	360.46	400.76	13,472	5,056,973	1.20	0.45	0.60	23.88	24.07
2023	290.53	323.50	16,704	5,029,014	1.23	0.45	0.60	25.17	25.36
2022	231.76	258.44	19,781	4,717,943	1.33	0.45	0.60	(18.83)	(18.71)
2021	285.08	318.38	17,703	5,362,000	1.36	0.45	0.60	27.65	27.84
2020	223.00	249.42	15,720	3,770,304	1.70	0.45	0.60	17.39	17.57

EAFE Intl.
2024	120.39	128.43	7,658	932,320	2.67	0.45	0.60	2.52	2.68
2023	117.25	125.27	8,325	994,145	2.97	0.45	0.60	17.07	17.25
2022	100.01	107.00	8,775	893,284	3.58	0.45	0.60	(15.09)	(14.96)
2021	117.60	126.02	8,944	1,072,528	1.70	0.45	0.60	10.21	10.38
2020	106.55	114.34	7,976	878,254	3.51	0.45	0.60	7.13	7.29

S&P MidCap
2024	255.85	255.85	1,994	510,250	1.23	0.60	0.60	12.84	12.84
2023	226.75	226.75	1,985	450,192	1.14	0.60	0.60	15.43	15.43
2022	196.44	196.44	2,997	588,678	0.94	0.60	0.60	(13.85)	(13.85)
2021	228.02	228.02	3,267	744,847	0.90	0.60	0.60	23.67	23.67
2020	184.37	184.37	2,545	469,259	1.19	0.60	0.60	12.65	12.65

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Growth
2024	27.02	27.32	237,573	6,424,880	1.83	0.45	0.60	11.49	11.66
2023	24.24	24.46	254,290	6,167,343	1.31	0.45	0.60	14.97	15.14
2022	21.08	21.25	268,718	5,668,051	0.96	0.45	0.60	(15.44)	(15.32)
2021	24.93	25.09	299,949	7,482,443	0.98	0.45	0.60	15.18	15.35
2020	21.65	21.75	326,037	7,060,414	1.61	0.45	0.60	1.54	1.70

Mod. Growth
2024	25.94	25.98	198,666	5,160,203	1.92	0.45	0.60	9.51	9.67
2023	23.65	23.72	212,318	5,035,710	1.35	0.45	0.60	13.11	13.28
2022	20.88	20.97	224,780	4,713,041	0.97	0.45	0.60	(15.12)	(14.99)
2021	24.56	24.70	256,950	6,346,373	1.00	0.45	0.60	12.97	13.13
2020	21.71	21.87	262,984	5,749,533	1.61	0.45	0.60	3.13	3.29

Moderate
2024	23.93	24.01	351,082	8,405,402	2.18	0.45	0.60	7.05	7.22
2023	22.36	22.39	398,465	8,909,844	1.42	0.45	0.60	11.26	11.42
2022	20.09	20.10	446,055	8,963,628	1.06	0.45	0.60	(14.69)	(14.56)
2021	23.52	23.55	517,918	12,198,020	1.04	0.45	0.60	9.41	9.57
2020	21.46	21.53	562,075	12,098,651	1.68	0.45	0.60	4.73	4.88

Russell Small Cap
2024	143.91	145.71	38,711	5,630,774	1.10	0.45	0.60	10.56	10.73
2023	130.16	131.59	43,377	5,702,371	0.88	0.45	0.60	15.91	16.08
2022	112.30	113.36	45,549	5,161,971	0.81	0.45	0.60	(20.99)	(20.87)
2021	142.13	143.26	47,626	6,829,468	0.75	0.45	0.60	13.84	14.01
2020	124.85	125.65	43,347	5,458,806	1.08	0.45	0.60	18.93	19.11

T. Rowe:
Blue Chip
2024	74.64	78.79	179,148	13,681,230	-	0.45	0.60	34.70	34.90
2023	55.41	58.41	207,252	11,713,204	-	0.45	0.60	48.40	48.62
2022	37.34	39.30	238,633	9,072,353	-	0.45	0.60	(38.87)	(38.78)
2021	61.08	64.19	272,068	16,954,947	-	0.45	0.60	16.92	17.09
2020	52.24	54.82	308,667	16,393,910	-	0.45	0.60	33.48	33.68

Morgan Stanley:
Emerging Markets
2024	18.03	24.21	462,830	9,828,092	1.35	0.45	0.60	7.17	7.33
2023	16.80	22.59	505,011	10,021,614	1.62	0.45	0.60	11.31	11.47
2022	15.07	20.30	525,990	9,458,657	0.44	0.45	0.60	(25.53)	(25.42)
2021	20.20	27.26	537,834	12,958,010	0.83	0.45	0.60	2.37	2.53
2020	19.70	26.63	545,151	12,951,553	1.40	0.45	0.60	13.75	13.93

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA:
Bond
2024	11.96	12.92	1,621,188	19,504,335	4.84	0.45	0.60	4.75	4.91
2023	11.40	12.33	1,698,961	19,503,244	3.74	0.45	0.60	4.43	4.58
2022	10.90	11.81	1,493,470	16,447,731	1.41	0.45	0.60	(6.89)	(6.75)
2021	11.69	12.68	2,177,063	25,717,492	0.77	0.45	0.60	(1.63)	(1.48)
2020	11.87	12.89	1,820,085	21,912,672	0.03	0.45	0.60	0.85	1.00

Small
2024	18.84	22.43	633,049	12,146,746	3.39	0.45	0.60	3.19	3.35
2023	18.23	21.74	660,250	12,263,244	3.27	0.45	0.60	13.43	13.60
2022	16.05	19.16	683,459	11,263,156	2.63	0.45	0.60	(18.13)	(18.01)
2021	19.57	23.41	657,439	13,231,616	2.73	0.45	0.60	13.88	14.05
2020	17.16	20.56	611,626	10,850,169	2.08	0.45	0.60	8.76	8.92

Value
2024	19.43	21.42	1,163,867	23,377,339	3.91	0.45	0.60	5.98	6.14
2023	18.31	20.21	1,231,414	23,373,293	4.55	0.45	0.60	17.16	17.33
2022	15.60	17.25	1,364,249	22,086,807	3.91	0.45	0.60	(4.03)	(3.89)
2021	16.23	17.97	1,472,304	24,880,989	4.06	0.45	0.60	17.41	17.59
2020	13.81	15.31	1,620,713	23,392,527	2.45	0.45	0.60	(2.35)	(2.21)

Fixed
2024	11.15	11.41	1,347,177	15,288,819	5.01	0.45	0.60	4.85	5.01
2023	10.64	10.87	1,393,981	15,052,926	3.69	0.45	0.60	4.36	4.51
2022	10.19	10.40	1,509,028	15,594,991	1.29	0.45	0.60	(1.74)	(1.60)
2021	10.37	10.57	1,495,768	15,720,054	0.01	0.45	0.60	(0.79)	(0.64)
2020	10.45	10.64	1,298,378	13,709,366	0.54	0.45	0.60	0.00	0.15

Large
2024	49.92	56.91	515,783	26,212,184	2.04	0.45	0.60	12.70	12.87
2023	44.23	50.49	544,363	24,565,246	2.24	0.45	0.60	10.26	10.43
2022	40.05	45.80	552,109	22,698,898	2.21	0.45	0.60	(5.44)	(5.30)
2021	42.29	48.43	581,076	25,265,655	1.81	0.45	0.60	26.28	26.47
2020	33.44	38.35	565,194	19,538,181	2.04	0.45	0.60	(1.97)	(1.82)

Targeted
2024	43.23	45.53	518,379	22,576,192	1.44	0.45	0.60	7.49	7.65
2023	40.16	42.36	511,707	20,687,815	1.60	0.45	0.60	19.32	19.50
2022	33.61	35.50	472,981	16,025,375	1.30	0.45	0.60	(4.78)	(4.64)
2021	35.24	37.28	526,485	18,700,315	1.50	0.45	0.60	38.85	39.06
2020	25.34	26.85	532,048	13,605,547	2.06	0.45	0.60	3.36	3.52

FS-93

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Global
2024	20.41	20.64	613,852	12,669,569	2.66	0.45	0.60	11.32	11.48
2023	18.33	18.51	661,494	12,245,639	2.67	0.45	0.60	14.04	14.21
2022	16.08	16.21	701,363	11,368,705	1.40	0.45	0.60	(11.49)	(11.36)
2021	18.16	18.29	750,980	13,732,292	1.47	0.45	0.60	13.52	13.69
2020	16.00	16.08	696,142	11,196,335	1.35	0.45	0.60	10.62	10.79

Equity
2024	19.33	19.48	231,278	4,503,965	2.11	0.45	0.60	14.41	14.58
2023	16.90	17.00	233,783	3,971,608	3.07	0.45	0.60	19.43	19.61
2022	14.15	14.21	151,422	2,149,931	1.79	0.45	0.60	(14.20)	(14.07)
2021	16.49	16.54	153,705	2,540,306	2.52	0.45	0.60	23.63	23.82
2020	13.34	13.36	80,271	1,071,893	2.42	0.45	0.60	11.49	11.65

FS-94

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2024	2023
Calvert:
Balanced
Units issued	15,997	249
Units redeemed	(28,952)	(25,496)
Net increase(decrease)	(12,955)	(25,247)

Mid Cap
Units issued	-	-
Units redeemed	(393)	(347)
Net increase(decrease)	(393)	(347)

Scudder:
Small Cap
Units issued	-	-
Units redeemed	(341)	(2,215)
Net increase(decrease)	(341)	(2,215)

Small Mid Value
Units issued	37,093	48,923
Units redeemed	(63,390)	(57,196)
Net increase(decrease)	(26,297)	(8,273)

Thematic
Units issued	50,848	59,130
Units redeemed	(56,080)	(62,073)
Net increase(decrease)	(5,232)	(2,943)

Growth
Units issued	312	2,490
Units redeemed	(3,178)	(1,409)
Net increase(decrease)	(2,866)	1,081

Fidelity:
Overseas IC
Units issued	40,063	43,555
Units redeemed	(58,148)	(45,219)
Net increase(decrease)	(18,085)	(1,664)

Inv. Grade Bond IC
Units issued	2,409,788	2,598,793
Units redeemed	(2,372,760)	(2,699,384)
Net increase(decrease)	37,028	(100,591)

FS-95

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Equity Income IC
Units issued	10,805	2,382
Units redeemed	(11,348)	(6,215)
Net increase(decrease)	(543)	(3,833)

Growth IC
Units issued	11,640	8,704
Units redeemed	(11,660)	(10,028)
Net increase(decrease)	(20)	(1,324)

High Income IC
Units issued	124,757	201,978
Units redeemed	(168,228)	(173,036)
Net increase(decrease)	(43,471)	28,942

High Income SC
Units issued	1	-
Units redeemed	(76)	(208)
Net increase(decrease)	(75)	(208)

Contrafund IC
Units issued	40,780	35,864
Units redeemed	(48,799)	(45,659)
Net increase(decrease)	(8,019)	(9,795)

Contrafund SC
Units issued	1,225	104
Units redeemed	(378)	(3,964)
Net increase(decrease)	847	(3,860)

Mid Cap IC
Units issued	31,037	30,790
Units redeemed	(24,637)	(30,524)
Net increase(decrease)	6,400	266

Mid Cap SC
Units issued	-	-
Units redeemed	(54)	(1,281)
Net increase(decrease)	(54)	(1,281)

FS-96

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Strategic
Units issued	1,278,741	1,200,901
Units redeemed	(1,243,814)	(1,264,382)
Net increase(decrease)	34,927	(63,481)

Money Market
Units issued	49,159,392	145,926,705
Units redeemed	(55,198,400)	(191,170,122)
Net increase(decrease)	(6,039,008)	(45,243,417)

AIM:
Dividend
Units issued	204	203
Units redeemed	(446)	(500)
Net increase(decrease)	(242)	(297)

Health
Units issued	161	-
Units redeemed	(16)	(280)
Net increase(decrease)	145	(280)

Technology
Units issued	1,620	7,843
Units redeemed	(7,953)	(3)
Net increase(decrease)	(6,333)	7,840

Intl. Growth
Units issued	18,370	17,471
Units redeemed	(21,843)	(18,198)
Net increase(decrease)	(3,473)	(727)

Franchise
Units issued	54	3,090
Units redeemed	(50)	(2,963)
Net increase(decrease)	4	127

Janus:
Growth
Units issued	-	-
Units redeemed	(1)	(28)
Net increase(decrease)	(1)	(28)

FS-97

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Neuberger Berman:
Mid-Cap
Units issued	-	-
Units redeemed	(3)	(14)
Net increase(decrease)	(3)	(14)

Bond
Units issued	-	-
Units redeemed	-	(857)
Net increase(decrease)	-	(857)

Equity
Units issued	4,733	6,867
Units redeemed	(17,797)	(11,715)
Net increase(decrease)	(13,064)	(4,848)

Regency
Units issued	15,523	10,226
Units redeemed	(17,070)	(12,973)
Net increase(decrease)	(1,547)	(2,747)

Rydex:
Nova
Units issued	9,788	20,970
Units redeemed	(8,826)	(14,509)
Net increase(decrease)	962	6,461

NASDAQ
Units issued	15,515	12,251
Units redeemed	(20,888)	(8,652)
Net increase(decrease)	(5,373)	3,599

Precious Metals
Units issued	516,743	762,846
Units redeemed	(548,390)	(921,369)
Net increase(decrease)	(31,647)	(158,523)

Inv. S&P 500
Units issued	290,280	1,880,409
Units redeemed	(388,254)	(1,913,508)
Net increase(decrease)	(97,974)	(33,099)

FS-98

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Rydex, continued:
Gov. Long Bond
Units issued	11,801	10,710
Units redeemed	(39,941)	(9,866)
Net increase(decrease)	(28,140)	844

Inverse NASDAQ
Units issued	257,264	857,783
Units redeemed	(370,098)	(804,390)
Net increase(decrease)	(112,834)	53,393

Inv. Long Bond
Units issued	6,090	22,451
Units redeemed	(9,826)	(30,075)
Net increase(decrease)	(3,736)	(7,624)

Russell
Units issued	3,193	469
Units redeemed	(1,828)	(2,129)
Net increase(decrease)	1,365	(1,660)

Third Avenue:
Value
Units issued	7,954	4,170
Units redeemed	(8,718)	(8,419)
Net increase(decrease)	(764)	(4,249)

Vanguard:
Equity Index
Units issued	1,568,843	2,512,876
Units redeemed	(1,633,591)	(2,270,407)
Net increase(decrease)	(64,748)	242,469

Total Bond
Units issued	11,414,872	7,858,555
Units redeemed	(11,004,790)	(7,182,550)
Net increase(decrease)	410,082	676,005

REIT Index
Units issued	784,674	853,561
Units redeemed	(860,919)	(879,341)
Net increase(decrease)	(76,245)	(25,780)

FS-99

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Vanguard, continued:
Mid-Cap
Units acquired	515,085	577,041
Units disposed	(570,566)	(649,192)
Net increase(decrease)	(55,481)	(72,151)

Stock Market Index
Units acquired	252,188	272,487
Units disposed	(285,615)	(292,116)
Net increase(decrease)	(33,427)	(19,629)

Conservative
Units acquired	43,939	70,864
Units disposed	(66,468)	(64,014)
Net increase(decrease)	(22,529)	6,850

Moderate
Units acquired	29,532	95,685
Units disposed	(47,911)	(28,390)
Net increase(decrease)	(18,379)	67,295

Short-Term
Units acquired	2,524,190	2,221,592
Units disposed	(2,382,121)	(2,409,309)
Net increase(decrease)	142,069	(187,717)

International Stock
Units acquired	425,454	336,794
Units disposed	(393,825)	(355,118)
Net increase(decrease)	31,629	(18,324)

Global Bond
Units acquired	64,666	88,165
Units disposed	(68,692)	(93,948)
Net increase(decrease)	(4,026)	(5,783)

Equity Income
Units acquired	145,795	172,153
Units disposed	(205,831)	(189,132)
Net increase(decrease)	(60,036)	(16,979)

FS-100

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Vanguard, continued:
High Yield Bond
Units acquired	1,551,513	1,848,929
Units disposed	(1,573,483)	(1,716,715)
Net increase(decrease)	(21,970)	132,214

Growth
Units acquired	205,882	196,927
Units disposed	(234,381)	(224,532)
Net increase(decrease)	(28,499)	(27,605)

Balanced
Units acquired	274,996	245,687
Units disposed	(285,419)	(281,171)
Net increase(decrease)	(10,423)	(35,484)

International
Units acquired	925,090	1,198,984
Units disposed	(990,548)	(1,153,572)
Net increase(decrease)	(65,458)	45,412

Diversified
Units acquired	377,557	418,931
Units disposed	(407,974)	(453,553)
Net increase(decrease)	(30,417)	(34,622)

Small Company Growth
Units acquired	92,937	108,606
Units disposed	(124,803)	(126,551)
Net increase(decrease)	(31,866)	(17,945)

Allspring:
Discovery
Units acquired	-	-
Units disposed	(829)	(2,210)
Net increase(decrease)	(829)	(2,210)

Opportunity
Units acquired	-	-
Units disposed	(1)	(14)
Net increase(decrease)	(1)	(14)

FS-101

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
ProFunds:
Bull
Units acquired	-	144
Units disposed	-	(3,884)
Net increase(decrease)	-	(3,740)

Europe
Units acquired	-	-
Units disposed	-	(151)
Net increase(decrease)	-	(151)

Mid-Cap
Units acquired	353	154
Units disposed	(353)	(278)
Net increase(decrease)	-	(124)

NASDAQ-100
Units acquired	-	785
Units disposed	(99)	(754)
Net increase(decrease)	(99)	31

Small-Cap
Units acquired	-	516
Units disposed	-	(606)
Net increase(decrease)	-	(90)

Small-Cap Value
Units acquired	360	180
Units disposed	(360)	(294)
Net increase(decrease)	-	(114)

Classic Dow
Units acquired	-	222
Units disposed	-	(396)
Net increase(decrease)	-	(174)

Bear
Units acquired	176	1,190
Units disposed	-	(2,397)
Net increase(decrease)	176	(1,207)

FS-102

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
ProFunds, continued:
Short NASDAQ
Units acquired	620	-
Units disposed	-	(24,186)
Net increase(decrease)	620	(24,186)

Short Small-Cap
Units acquired	-	168
Units disposed	-	(453)
Net increase(decrease)	-	(285)

Short Dow
Units acquired	-	-
Units disposed	-	-
Net increase(decrease)	-	-

UltraMid
Units acquired	604	638
Units disposed	(604)	(1,021)
Net increase(decrease)	-	(383)

UltraOTC
Units acquired	189	127
Units disposed	(218)	(74)
Net increase(decrease)	(29)	53

UltraSmall
Units acquired	2,769	-
Units disposed	(2,221)	-
Net increase(decrease)	548	-

UltraBull
Units acquired	394	486
Units disposed	(416)	(257)
Net increase(decrease)	(22)	229

U.S. Gov. Plus
Units acquired	-	708
Units disposed	(40)	(498)
Net increase(decrease)	(40)	210

FS-103

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
ProFunds, continued:
Opportunity
Units acquired	620	-
Units disposed	(620)	(14,103)
Net increase(decrease)	-	(14,103)

Oil & Gas
Units acquired	159	563
Units disposed	(269)	(871)
Net increase(decrease)	(110)	(308)

Precious Metals
Units acquired	663	2,956
Units disposed	(498)	(4,696)
Net increase(decrease)	165	(1,740)

Real Estate
Units acquired	823	79
Units disposed	(823)	(235)
Net increase(decrease)	-	(156)

High Yield
Units acquired	-	-
Units disposed	-	(732)
Net increase(decrease)	-	(732)

Money Market
Units acquired	289,022	428,141
Units disposed	(426,774)	(301,378)
Net increase(decrease)	(137,752)	126,763

Pimco:
Commodity
Units acquired	203,807	244,026
Units disposed	(231,774)	(264,165)
Net increase(decrease)	(27,967)	(20,139)

Total Return
Units acquired	1,387,796	1,433,218
Units disposed	(1,377,520)	(1,463,205)
Net increase(decrease)	10,276	(29,987)

FS-104

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Pimco, continued:
Low Duration
Units acquired	-	-
Units disposed	(147)	(71)
Net increase(decrease)	(147)	(71)

Lincoln:
Mid Cap Value II
Units acquired	156,872	-
Units disposed	(53,503)	-
Net increase(decrease)	103,369	-

International II
Units acquired	27,172	-
Units disposed	(10,897)	-
Net increase(decrease)	16,275	-

Inflation II
Units acquired	247,406	-
Units disposed	(75,572)	-
Net increase(decrease)	171,834	-

American Funds:
IS Growth-Inc
Units acquired	6,087	5,232
Units disposed	(4,452)	(2,956)
Net increase(decrease)	1,635	2,276

IS Growth
Units acquired	14,009	9,267
Units disposed	(12,865)	(3,037)
Net increase(decrease)	1,144	6,230

Blue Chip
Units acquired	121,124	12,403
Units disposed	(47,008)	(20,264)
Net increase(decrease)	74,116	(7,861)

IS International
Units acquired	23,933	2,058
Units disposed	(13,217)	(1,460)
Net increase(decrease)	10,716	598

FS-105

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
American Funds, continued:
IS New World
Units acquired	42,145	34,641
Units disposed	(46,318)	(41,409)
Net increase(decrease)	(4,173)	(6,768)

Franklin Templeton:
Global Inc.
Units acquired	277,574	335,096
Units disposed	(321,189)	(357,582)
Net increase(decrease)	(43,615)	(22,486)

MFS:
Utilities IC
Units acquired	12,907	17,750
Units disposed	(19,458)	(21,785)
Net increase(decrease)	(6,551)	(4,035)

Mid Cap
Units acquired	110,059	33,974
Units disposed	(83,402)	(29,079)
Net increase(decrease)	26,657	4,895

Research
Units acquired	416,303	519,198
Units disposed	(444,763)	(535,453)
Net increase(decrease)	(28,460)	(16,255)

Summit:
S&P 500
Units acquired	8,092	10,767
Units disposed	(11,324)	(13,844)
Net increase(decrease)	(3,232)	(3,077)

EAFE Intl.
Units acquired	1,214	3,187
Units disposed	(1,881)	(3,637)
Net increase(decrease)	(667)	(450)

S&P MidCap
Units acquired	20	-
Units disposed	(11)	(1,012)
Net increase(decrease)	9	(1,012)

FS-106

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Summit, continued:
Growth
Units acquired	96,725	105,139
Units disposed	(113,442)	(119,567)
Net increase(decrease)	(16,717)	(14,428)

Mod. Growth
Units acquired	39,381	41,147
Units disposed	(53,033)	(53,609)
Net increase(decrease)	(13,652)	(12,462)

Moderate
Units acquired	1,176,324	1,347,900
Units disposed	(1,223,707)	(1,395,490)
Net increase(decrease)	(47,383)	(47,590)

Russell Small Cap
Units acquired	47,654	49,698
Units disposed	(52,320)	(51,870)
Net increase(decrease)	(4,666)	(2,172)

T. Rowe:
Blue Chip
Units acquired	190,666	242,127
Units disposed	(218,770)	(273,508)
Net increase(decrease)	(28,104)	(31,381)

Morgan Stanley:
Emerging Markets
Units acquired	697,503	842,030
Units disposed	(739,684)	(863,009)
Net increase(decrease)	(42,181)	(20,979)

DFA:
Bond
Units acquired	3,394,007	2,871,218
Units disposed	(3,471,780)	(2,665,727)
Net increase(decrease)	(77,773)	205,491

Small
Units acquired	794,492	1,066,524
Units disposed	(821,693)	(1,089,733)
Net increase(decrease)	(27,201)	(23,209)

FS-107

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
DFA, continued:
Value
Units acquired	1,849,170	2,037,665
Units disposed	(1,916,717)	(2,170,500)
Net increase(decrease)	(67,547)	(132,835)

Fixed
Units acquired	1,801,782	1,776,260
Units disposed	(1,848,586)	(1,891,307)
Net increase(decrease)	(46,804)	(115,047)

Large
Units acquired	794,458	796,171
Units disposed	(823,038)	(803,917)
Net increase(decrease)	(28,580)	(7,746)

Targeted
Units acquired	762,884	575,994
Units disposed	(756,212)	(537,268)
Net increase(decrease)	6,672	38,726

Global
Units acquired	386,728	317,131
Units disposed	(434,370)	(357,000)
Net increase(decrease)	(47,642)	(39,869)

Equity
Units acquired	347,039	329,781
Units disposed	(349,544)	(247,420)
Net increase(decrease)	(2,505)	82,361

FS-108

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2024 AND 2023 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2024

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2024

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles

1

generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

2

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 28, 2025

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2024	2023
Bonds	$ 12,109,742	$ 11,364,738
Preferred stocks	2,828	5,426
Common stocks	483,188	505,230
Mortgage loans	2,300,251	2,197,964
Real estate:
Properties occupied by the company	38,470	37,427
Properties held for the production of income	4,732	4,666
Cash, cash equivalents, and short-term investments	201,163	156,881
Loans on insurance contracts	851,561	734,995
Other investments	1,495,017	1,279,668
Total Cash and Invested Assets	17,486,952	16,286,995

Investment income due and accrued	145,519	133,078
Deferred and uncollected premiums	109,647	116,737
Federal income tax recoverable	3,032	—
Net deferred income tax asset	125,426	116,402
Funds held under coinsurance - affiliate	33,945	37,096
Other admitted assets	138,472	147,578
Separate account assets	10,756,291	10,379,450
Total Admitted Assets	$ 28,799,284	$ 27,217,336

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 13,684,723	$ 12,544,439
Deposit-type funds	1,192,888	1,170,436
Reserves for unpaid claims	153,824	141,720
Dividends payable to policyholders	28,994	25,603
Interest maintenance reserve	48,625	55,841
Accrued commissions, expenses and insurance taxes	152,753	145,356
Federal income taxes payable	—	28,255
Asset valuation reserve	354,449	336,910
Other liabilities	545,291	464,163
Separate account liabilities	10,756,291	10,379,450
Total Liabilities	26,917,838	25,292,173

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,984	49,976
Unassigned surplus	1,397,513	1,441,238
Total Capital and Surplus	1,881,446	1,925,163
Total Liabilities, Capital and Surplus	$ 28,799,284	$ 27,217,336

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
Premiums and Other Revenue
Premiums, net	$ 4,210,410	$ 3,779,855	$ 3,552,816
Net investment income	806,210	622,185	513,947
Commissions and expense allowances on reinsurance ceded	34,784	33,566	30,695
Modco reinsurance adjustment – affiliate	9,968	11,843	(38,186)
Income from fees associated with separate accounts	69,115	63,552	65,818
Miscellaneous income	55,982	62,673	47,868
Total Premiums and Other Revenue	5,186,469	4,573,674	4,172,958

Expenses
Benefits to policyholders	4,038,081	3,358,782	3,054,105
Change in reserves for life, accident and health policies	1,135,517	636,666	513,353
Commissions	372,384	318,711	283,469
General insurance expenses	587,818	589,251	523,108
Taxes, licenses and fees	67,561	59,330	56,276
Net transfers from separate accounts	(951,350)	(487,201)	(363,372)
Total Expenses	5,250,011	4,475,539	4,066,939

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(63,542)	98,135	106,019
Dividends to policyholders	30,907	25,630	22,473
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(94,449)	72,505	83,546
Federal income tax expense (benefit)	(16,252)	31,114	(143)
Gain (Loss) from Operations before Net Realized Capital Gains	(78,197)	41,391	83,689
Net realized capital gains, net of taxes	44,770	32,387	18,027
Net Income (Loss)	(33,427)	73,778	101,716

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	23,633	50,539	(134,296)
Change in net deferred income taxes	29,059	65,216	11,944
Change in nonadmitted assets	(41,149)	(50,383)	(57,361)
Change in asset valuation reserve	(17,539)	(72,433)	30,678
Change in liability for reinsurance in unauthorized companies	—	—	12
Change in unrecognized actuarial losses on pension, net of tax	(37)	(250)	4,730
Amortization of reinsurance gain, net of tax (Note 14)	(4,266)	(3,954)	(3,377)
Dissolution of subsidiary (Note 2)	—	(95,745)	(31,756)
Cumulative effect of change in accounting principle (Note 1)	—	58,822	—
Net Change in Capital and Surplus	(43,717)	25,599	(77,701)

Capital and Surplus at the Beginning of the Year	1,925,163	1,899,564	1,977,265
Capital and Surplus at the End of Year	$ 1,881,446	$ 1,925,163	$ 1,899,564

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 4,236,530	$ 3,783,194	$ 3,507,642
Net investment income received	801,523	620,675	525,537
Miscellaneous income	160,112	160,206	145,009
Benefits paid to policyholders	(4,010,542)	(3,377,550)	(3,025,211)
Net transfers from separate accounts	959,589	490,322	362,578
Commissions, expenses and taxes paid	(1,021,655)	(945,340)	(896,024)
Dividends paid to policyholders	(27,516)	(23,832)	(24,820)
Federal income taxes received (paid)	(27,086)	(17,142)	1,865
Net Cash from Operating Activities	1,070,955	690,533	596,576

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,665,850	1,300,512	1,727,175
Cost of investments acquired	(2,609,281)	(1,605,951)	(2,681,198)
Net change in loans on insurance contracts	(119,637)	(118,593)	(75,171)
Net Cash from Investing Activities	(1,063,068)	(424,032)	(1,029,194)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	22,451	(417)	180,346
Proceeds from borrowings	107	167,500	95,000
Redemptions of borrowings	—	(262,500)	—
Other miscellaneous, net	13,837	(56,338)	12,833
Net Cash from Financing and Miscellaneous Activities	36,395	(151,755)	288,179

Net Change in Cash, Cash Equivalents and Short-Term Investments	44,282	114,746	(144,439)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	156,881	42,135	186,574

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 201,163	$ 156,881	$ 42,135

Non-cash transactions from operating, investing and financing activities:
Recognized commitments for low income housing investments (Note 3)	$ 2,932	$ 18,069	$ 15,000
Exchanges of bonds and stocks	41,833	16,375	35,502
Bonds converted to stocks	5,161	—	—
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	(3,296)	375
Disposal of investment from dissolution of subsidiary (Note 2)	—	(92,609)	(95)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

Effective October 1, 2023, Select Benefits Group, LLC, a third-party administrator (TPA) for dental and vision plans, was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations as the revenues or expected gross profits are recognized or in proportion to policy face amount.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on the Company’s own experience and assumptions such as morbidity, mortality, lapse, and interest rates.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are reported at fair value, excluding investments in stocks of insurance subsidiaries and Federal Home Loan Bank (FHLB) common stock. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $102,398 and $93,405 at December 31, 2024 and 2023, respectively. The FHLB common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $11,388 during the year ended December 31, 2025. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the amount of borrowing over the carrying value of real estate property was $2,899 and $2,789, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2024	2023
AIC	$ 14,266	$ 12,018
VCA [1]	524	476
AAS [1]	402	266
Total	$ 15,192	$ 12,760

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments on other investments of $1,000, $3,256, and $1,633 were recorded as realized losses during 2024, 2023, and 2022, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2024, the notional amount of the Equity and Treasury futures contracts bought by the Company was $144,100, and the notional amount of the Equity and Treasury futures contracts sold was $144,346. At December 31, 2023, the notional amount of the Equity and Treasury futures contracts bought was $200,300 and the notional amount of the Equity and Treasury futures contracts sold was $199,206.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2024 and 2023 was $22,780 and $26,657, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 24, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through June 18, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2024 and 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $10,000 and $0, which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. The Company had $4,981 and $0 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 3,712,055	$ 3,070,551	$ 202,246	$ 232,186
OTC index call option contracts written - gross liability	1,411,000	1,352,371	(86,294)	(123,527)
Exchange traded index call option contracts owned	2,079,595	1,157,176	273,603	167,068
Foreign currency swaps - gross liability	22,321	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	178,474	—	11,461	—
Foreign currency swaps - gross liability	39,728	—	(1,920)	—

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 2,001,383	$ 1,166,883	$ 145,709	$ 110,820
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	—	158,753	—	1,651
14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2024	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 32,236	$ (15,207)	$ (25,586)
Exchange traded index call option contracts - closed	32,276	6,913	(20,651)
Equity put option contracts - closed	(80)	(16)	784
Futures contracts - closed	(19,020)	(36,224)	(41,108)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	1,172	—
Foreign currency swaps - open	2,655	—	938
Total recognized in net investment income	$ 48,067	$ (43,362)	$ (85,623)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ (15,988)	$ 37,212	$ (40,835)
Exchange traded index call option contracts - open	19,200	30,723	(29,296)
Futures contracts - open	(8,508)	8,028	3,886
Foreign currency swaps - open	(664)	—	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	10,379	2,832	4,880
Total recognized in change in unrealized gains (losses)	$ 4,419	$ 78,795	$ (61,365)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2024 and 2023.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $272,682 and $231,533 at December 31, 2024 and 2023, respectively.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $14,523 and $13,111 less accumulated depreciation of $12,202 and $10,678 at December 31, 2024 and 2023, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,285, $8,098, and $5,379, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2024, 2023, and 2022 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,397,605 or 17.8% and $12,296,748 or 10.5% of the individual life policies in force as of December 31, 2024 and 2023, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,780, $9,711, and $9,977 for 2024, 2023, and 2022, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2024 and 2023.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years 2018 through 2020 and years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar Retirement Services, Inc., a defined contribution and defined benefit plans recordkeeper and third-party administrator, was merged into the Company with net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012
19

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

The amortized cost of bonds was reduced by $8,728 and increased by $1,652 at December 31, 2024 and December 31, 2023, respectively, as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,109,742 and $11,364,738, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2024 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 252,532	$ 251,160
Due after one year through five years	1,736,642	1,694,954
Due after five years through ten years	2,791,103	2,642,140
Due after ten years	7,152,889	6,335,231
Bonds with multiple repayment dates	185,304	169,527
Total bonds	$ 12,118,470	$ 11,093,012

Proceeds from the sales of bonds were $388,956, $308,442, and $588,433 for the years ended December 31, 2024, 2023, and 2022, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2024	2023	2022
Bonds:
Gross realized capital gains on sales	$ 12,380	$ 7,070	$ 12,908
Gross realized capital losses on sales	(10,149)	(9,335)	(4,606)
Net realized capital gains (losses) on sales	2,231	(2,265)	8,302
Other, including impairments and net gain on dispositions other than sales	(2,880)	(5,148)	(641)
Total bonds	(649)	(7,413)	7,661
Preferred stocks	272	(618)	—
Common stocks	47,308	33,983	3,221
Mortgage loans	(296)	(2,040)	110
Real estate	379	2,285	55
Other investments	10,371	12,092	20,424
Realized capital gains before federal income taxes and transfer to IMR	57,385	38,289	31,471
Realized capital gains (losses) transferred to IMR	714	(2,708)	8,726
Federal income tax expense	11,901	8,610	4,718
Net realized capital gains	$ 44,770	$ 32,387	$ 18,027

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $852,634 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $22,970 and $25,360 in stock was owned at December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any FHLB membership stock eligible for redemption.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2024	2023
Membership stock - class A	$ 397	$ 326
Membership stock - class B	21,928	24,339
Excess stock	645	695
Aggregate total	$ 22,970	$ 25,360
Actual borrowing capacity as determined by the insurer	$ 852,634	$ 842,353

As of December 31, 2024 and 2023, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,290,524 and $1,307,617 of bonds and mortgage loans pledged as collateral at December 31, 2024 and 2023, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,681 and $702,943 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023, respectively.

21

NOTE 3 - INVESTMENTS, (continued)

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,166,792	$ 1,189,376
Carrying value	1,290,524	1,307,617
Aggregate total borrowing - funding agreements	700,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,386,123	$ 1,214,466
Carrying value	1,436,940	1,354,135
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	—	117,500

There are prepayment penalties on the Company's funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2024
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 22,970	$ 25,360	$ (2,390)	$ —	$ 22,970	0.079%	0.080%
Bonds on deposit with states	144,792	145,050	(258)	—	144,792	0.498%	0.503%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,290,524	1,307,617	(17,093)	—	1,290,524	4.439%	4.481%
Pledged as collateral not captured in other categories:
Derivatives	27,761	26,657	1,104	—	27,761	0.095%	0.096%
Other restricted assets:
Policy loans reinsurance assumed	107,429	109,179	(1,750)	—	107,429	0.370%	0.373%
Bonds and short-term investments reinsurance assumed *	886,156	937,979	(51,823)	—	886,156	3.048%	3.077%
Total restricted assets	$ 2,479,632	$ 2,551,842	$ (72,210)	$ —	$ 2,479,632	8.529%	8.610%
22

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:			0
Policy loans reinsurance assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term investments reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

* Includes investment income due and accrued

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

23

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

The unrealized losses related to bonds in 2024 and 2023 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2024, 2023, and 2022.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2024 and 2023, bonds at book/adjusted carrying value totaling $436,189 and $468,893, respectively, (3.5% and 4.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2024, 2023, and 2022, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,059, $5,122, and $1,841 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2024 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2024
Present value of cash flows	$ 4,525	$ 1,623	$ —	$ 2,902
December 31, 2024
Present value of cash flows	$ 24	$ 24	$ —	$ —
24

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2024

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
59111RAA0	$ 4,525	$ 2,902	$ 1,623	$ 2,902	$ 2,902
05948XUH2	$ 20	$ —	$ 20	$ —	$ —
337925BQ3	$ 4	$ —	$ 4	$ —	$ —
Total	XXX	XXX	$ 1,647	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2024	2023
DSCR distribution
Below 1.0	$ 72,947	$ 76,167
1.0 - 1.2	147,689	178,633
1.2 - 1.5	398,826	371,247
Greater than 1.5	1,669,985	1,559,250
Total	$ 2,289,447	$ 2,185,297

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2024	2023
Loan to value
Below 60%	$ 8,786	$ 10,558
60-75%	2,018	2,109
Total	$ 10,804	$ 12,667

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2024	2023
Recorded investment (all)
Current	$ 2,292,386	$ 2,197,964
30-59 days past due	—	—
60-89 days past due	2,469	—
90-179 days past due	—	—
180+ days past due	5,396	—
Accruing Interest 180+ Days Past Due
Recorded investment	5,396	—
Interest accrued	124	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	312	568

At December 31, 2024, the average size of an individual commercial mortgage loan was $2,700. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2024, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 2.85% for commercial mortgage loans.

In 2024 and 2023, the Company had 91 and 44, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.99%, respectively, and 4.55% and 4.50%, respectively, totaling $335,896 and $158,851, respectively. Commercial mortgage loans are evaluated individually for impairment. At December 31, 2024, the Company had impairments for commercial mortgage loans of $295 and interest income on impaired mortgage loans of $124. The Company had no investment in impaired loans with an allowance for credit losses as of December 31, 2024 and 2023. There were no mortgage loans derecognized as a result of foreclosure during 2024 or 2023.

Real Estate

There was 1 commercial real estate sale with total gain recognized of $379 for the year ended December 31, 2024. There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no commercial real estate properties classified as held for sale for the years ended December 31, 2024 and December 31, 2023.

26

NOTE 3 - INVESTMENTS, (continued)

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2024 and 2023. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 11 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2024 and 2023, the Company recognized $11,214 and $10,474, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $70,877 and $77,319 and in other liabilities was $23,498 and $34,500 for the years ended December 31, 2024 and 2023, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,587, $4,177, $898, $117, and $314 in 2025, 2026, 2027, 2028, and 2029, respectively, and $1,405 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2024 and 2023. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2024 and 2023.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2024			December 31, 2023
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 202,246	$ 86,294	$ 115,952	$ 232,186	$ 123,527	$ 108,659
Derivatives - foreign currency swaps	11,461	2,584	8,877	2,961	2,961	—

Liabilities:
Derivatives - call options	$ 86,294	$ 86,294	$ —	$ 123,527	$ 123,527	$ —
Derivatives - foreign currency swaps	2,584	2,584	—	4,612	2,961	1,651

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2024	2023	2022
Income:
Bonds	$ 556,609	$ 499,408	$ 419,734
Preferred stocks	166	490	586
Common stocks	9,885	8,382	7,427
Mortgage loans	104,896	98,441	104,071
Real estate[1]	11,175	14,261	14,515
Loans on insurance contracts	39,226	33,583	28,034
Short-term investments	6,936	3,385	763
Derivatives	48,067	(43,362)	(85,623)
Other investments	77,269	50,021	64,070
Amortization of interest maintenance reserve	7,780	9,711	9,977
Gross investment income	862,009	674,320	563,554
Total investment expenses	55,799	52,135	49,607
Net investment income	$ 806,210	$ 622,185	$ 513,947

1Includes amounts for the occupancy of company-owned property of $5,647, $8,302, and $8,541 in 2024, 2023, and 2022, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2024 and 2023, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 16 and 9, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $1,981 and $721, respectively.

At December 31, 2024 and 2023, the Company had $950 and $975 of aggregate unaffiliated collateral loans secured by collateral that did not qualify as an investment, of which $602 and $613 was nonadmitted, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

28

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Industrial and miscellaneous	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2024. The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2024 and 2023.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Loans on insurance contracts	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Separate account liabilities	—	10,756,291	—	—	—	10,756,291
Total financial liabilities	$ 1,339,553	$ 12,097,847	$ 145,709	$ —	$ 1,193,844	$ 10,756,291
31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, carrying amount approximates fair value, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

32

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities within Other investments are classified as Level 1 securities as the fair values are based on quoted prices in active markets. The fair values for bonds within Other investments are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Other investments priced based on observable market information for similar assets are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(liability)	$ 208,380	$ (82,954)	$ 125,426

33

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(net deferred tax liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The changes in the components of the net deferred tax asset/(liability) from December 31, 2023 to December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 32,941	$ (1,317)	$ 31,624
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	32,941	(1,317)	31,624
Deferred tax assets nonadmitted	16,675	—	16,675
Subtotal net admitted deferred tax assets	16,266	(1,317)	14,949
Deferred tax liabilities	(4,189)	10,114	5,925
Net admitted deferred tax assets/(net deferred tax liability)	$ 20,455	$ (11,431)	$ 9,024

34

NOTE 4 - INCOME TAXES, (continued)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	9,024	—	9,024
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	9,024	—	9,024
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	(7,894)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	7,242	(1,317)	5,925
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 16,266	$ (1,317)	$ 14,949

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2024	2023
Ratio percentage used to determine recovery period and
threshold limitation above	841%	916%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,753,699	$ 1,806,328

There were no tax planning strategies utilized as of December 31, 2024 or 2023.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2024	2023	2022
Federal	$ (16,252)	$ 31,114	$ (143)
Federal income tax on net capital gains	12,051	8,041	6,550
Federal income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
35

NOTE 4 - INCOME TAXES, (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 157	$ 165	$ 158	$ (8)	$ 7
Unearned premium reserve	523	505	518	18	(13)
Policyholder reserves	134,578	111,591	100,279	22,987	11,312
Investments	8,166	7,877	10,596	289	(2,719)
Deferred acquisition costs	94,942	88,273	82,402	6,669	5,871
Policyholder dividends accrual	2,145	1,632	1,154	513	478
Fixed assets	9,891	11,241	6	(1,350)	11,235
Compensation and benefits accrual	25,898	25,789	25,224	109	565
Receivables - nonadmitted	35,046	29,906	20,859	5,140	9,047
Net operating loss carry-forward	208	225	242	(17)	(17)
Intangible Amortization	25,522	28,309	15,446	(2,787)	12,863
Other (including items <5% of total
ordinary tax assets)	11,481	10,103	14,025	1,378	(3,922)
Subtotal	348,557	315,616	270,909	32,941	44,707
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	105,799	89,124	81,820	16,675	7,304
Admitted ordinary deferred tax assets	$ 242,758	$ 226,492	$ 189,089	$ 16,266	$ 37,403

Capital
Investments	$ 435	$ 1,272	$ 452	$ (837)	$ 820
Real Estate	2,313	2,793	1,994	(480)	799
Other (including items <5% of total
ordinary tax assets)	—	—	108	—	(108)
Subtotal	2,748	4,065	2,554	(1,317)	1,511
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	2,748	4,065	2,554	(1,317)	1,511
Admitted deferred tax assets	$ 245,506	$ 230,557	$ 191,643	$ 14,949	$ 38,914

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax liabilities:
Ordinary
Investments	$ 4,790	$ 3,171	$ 2,432	$ 1,619	$ 739
Fixed assets	818	2,042	2,285	(1,224)	(243)
Deferred and uncollected premium	15,297	17,372	17,433	(2,075)	(61)
Policyholder reserves	3,509	6,588	10,254	(3,079)	(3,666)
Unearned commissions	9,820	9,251	6,520	569	2,731
Other (including items <5% of total
ordinary tax liabilities)	144	143	143	1	—
Subtotal	34,378	38,567	39,067	(4,189)	(500)

Capital
Investments	$ 84,427	$ 74,312	$ 55,091	$ 10,115	$ 19,221
Real estate	1,275	1,276	723	(1)	553
Subtotal	$ 85,702	$ 75,588	$ 55,814	$ 10,114	$ 19,774

Deferred tax liabilities	$ 120,080	$ 114,155	$ 94,881	$ 5,925	$ 19,274

Net deferred tax assets	$ 125,426	$ 116,402	$ 96,762	$ 9,024	$ 19,640

The change in the net admitted deferred tax assets was $9,024, $19,640 and $8,418 for the years ended December 31, 2024, 2023, and 2022, respectively. The change in nonadmitted deferred tax assets of $16,675, $7,304, and $36,869 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2024, 2023, and 2022, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

37

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Net gain (loss) from operations before income taxes	$ (94,449)	$ 72,505	$ 83,546
Net realized capital gains before income taxes	57,385	38,289	31,471
Deferred reinsurance loss, net	(4,266)	(3,954)	(3,377)
Change in unauthorized reinsurance	—	—	12
Total pre-tax statutory income (loss)	(41,330)	106,840	111,652
Change in nonadmitted assets	(24,475)	(43,079)	(20,491)
IMR amortization	(7,780)	(9,711)	(9,977)
Tax-exempt income	(25,301)	(22,687)	(25,308)
Adjustment to prior year deferreds	(1,217)	3,083	—
Dissolution of subsidiary	—	(92,822)	(35,134)
Non-deductible expense	4,251	4,884	3,001
Other	(1,117)	(408)	4,006
Subtotal	(96,969)	(53,900)	27,749
Statutory tax rate	0.21	0.21	0.21
Subtotal	(20,364)	(11,319)	5,827
Adjustment to prior year deferred income tax	—	(2,923)	—
Tax credits	(12,896)	(11,819)	(11,364)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

Federal and foreign income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
Change in deferred income tax	(29,059)	(65,216)	(11,944)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2024, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 990	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $9,928, $14,604, and $15,512, for the tax years 2024, 2023, and 2022, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2024 and 2023.

38

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2024, 2023, and 2022.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $20,984, $21,305, and $22,281, for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2024 and 2023, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2024	2023
Ameritas Holding Company	$ (7,161)	$ (5,247)
Ameritas Life Insurance Corp. of New York	(329)	2,927
Ameritas Investment Company, LLC	877	725
Ameritas Investment Partners, Inc.	3,020	2,012
Ameritas Advisory Services, LLC	878	491
Total	$ (2,715)	$ 908

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $7,863 and $2,829 for the years ended December 31, 2024 and 2023, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $21,855, $20,712, and $19,631 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2024	2023	2022
Benefit obligation at beginning of year	$ 31,776	$ 34,365	$ 44,138
Interest cost	1,560	1,763	1,082
Actuarial loss	(372)	(84)	(6,145)
Benefits paid	(3,724)	(4,268)	(4,710)
Benefit obligation at end of year	$ 29,240	$ 31,776	$ 34,365
39

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2024	2023	2022
Reporting entity contribution	3,724	4,268	4,710
Benefits paid	(3,724)	(4,268)	(4,710)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2024	2023	2022
Components:
Accrued benefit costs	$ 31,465	$ 34,049	$ 36,953
Liability (asset) for pension benefits	(2,225)	(2,273)	(2,588)
Assets and liabilities recognized:
Liabilities recognized	29,240	31,776	34,365
Unrecognized liabilities (assets)	(2,225)	(2,273)	(2,588)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Interest cost	1,560	1,763	1,082
Amount of recognized gains	(420)	(399)	(158)
Total net periodic benefit cost	$ 1,140	$ 1,364	$ 924

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2024	2023	2022
Items not yet recognized as a component of net periodic cost - prior year	$ (2,273)	$ (2,588)	$ 3,399
Net loss arising during the period	(372)	(84)	(6,145)
Net gain recognized	420	399	158
Items not yet recognized as a component of net
periodic cost - current year	$ (2,225)	$ (2,273)	$ (2,588)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Net recognized losses	$ (2,225)	$ (2,273)	$ (2,588)

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

	Pension Benefits
	2024	2023	2022
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	NA	1.81%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.28%	5.43%	3.08%
Rate of compensation increase	NA	NA	N/A

Future expected pension benefit payments are as follows:

Year	Amount
2025	$ 3,677
2026	3,569
2027	3,459
2028	3,348
2029	3,235
2030-2034	14,415

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2024	2023
Accumulated benefit obligation	$ 29,239	$ 31,776
Projected benefit obligation (PBO)	$ 29,239	$ 31,776
Funded status (PBO - Plan assets)	$ 29,239	$ 31,776

Unrecognized items:
Unrecognized gains, net of tax	$ (1,758)	$ (1,795)
Total unrecognized items, net of tax	$ (1,758)	$ (1,795)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The expense for the Plan was entirely paid by AHC and then allocated accordingly.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $19,027, $18,281, and $16,954 in 2024, 2023, and 2022, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

41

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $187,895 in dividends in 2025, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2024, 2023, or 2022.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2024	2023	2022
Unrealized capital gains, net of taxes	$ 110,958	$ 87,325	$ 36,786
Nonadmitted asset values	(272,682)	(231,533)	(181,150)
Asset valuation reserve	(354,449)	(336,910)	(264,477)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2024, 2023, and 2022 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,984 and $49,976 at December 31, 2024 and 2023, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2024 is $114,766. There has been no principal paid during the life of the Notes as of December 31, 2024. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2024, the Company had outstanding agreements to fund mortgages totaling $88,418. In addition at December 31, 2024, the Company has committed to invest $389,674 in equity-type limited partnerships and $180,058 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2024 and 2023, the Company had FHLB lines of credit available up to $151,725 and $141,900, respectively. The Company had no outstanding balance as of December 31, 2024 and 2023 related to these lines of credit.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2024, 2023, and 2022, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,989 and $4,540 at December 31, 2024 and 2023, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the Company had a related receivable of $4,332 and $3,514, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

42

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023 are as follows:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,844	$ 4,179
Decreases during the year
Premium tax offset applied	(397)	(425)
	(397)	(425)
Increases during the year
Estimated premium tax offset	818	923
Assessments paid	3,577	167
	4,395	1,090
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 8,842	$ 4,844

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2024 and 2023.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2024 and 2023.

Uncollectibility of Assets

The Company had admitted assets of $14,406 and $19,380 at December 31, 2024 and 2023, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

43

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2024	2023	2022
Gross reimbursement for medical cost incurred	$ 227,572	$ 212,227	$ 183,245
Other income or expenses (including interest paid to or received from plans)	23,732	24,431	17,282
Gross expenses incurred (claims and administrative)	251,304	236,658	200,527

Net gain (loss) from operations	$ 1,249	$ (106)	$ 3,587

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,447, $3,162, and $3,229 in 2024, 2023, and 2022, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2024:

Calendar Year	Amount
2025	2,619
2026	2,319
2027	2,050
2028	1,722
2029	840
2030 and thereafter	300
Total	$ 9,850

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $552,348, $342,707, and $169,606 for the years ended December 31, 2024, 2023, and 2022, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $119,830, $115,530, and $107,487 for the years ended December 31, 2024, 2023, and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $830,868, $613,333, and $422,300 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $127,093 and $135,269 and cash of $9,919 and $1,992 at December 31, 2024 and 2023, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

44

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2024 and through March 28, 2025, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,302 and $5,217 recoverable at December 31, 2024 and 2023 as an estimate of settlement from the reinsurer's estate. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums, for the years ended December 31, 2024 and 2023.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2024	2023	2022
Assumed	$ 96,572	$ 108,381	$ 107,822
Ceded	(296,232)	(286,288)	(228,462)
Reinsurance premiums, net	$ (199,660)	$ (177,907)	$ (120,640)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2024, 2023, and 2022.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement no longer covers policies sold on or after July 1, 2024.  Amortization of $4,266 and $3,954, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2024 and 2023, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

45

NOTE 14 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2024 and 2023, invested assets of $896,696 and $937,979, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.1% and 3.4% of the Company’s admitted assets at December 31, 2024 and 2023, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2024	2023	2022
Total reserve for unpaid claims at January 1	$ 373,034	$ 356,953	$ 345,354
Less reinsurance assumed	(16,234)	(16,244)	(18,121)
Plus reinsurance ceded	202,128	192,807	189,189
Direct balance	558,928	533,516	516,422

Incurred related to:
Current year	920,602	831,876	793,236
Prior year	(3,346)	(4,967)	(13,600)
Total incurred	917,256	826,909	779,636

Paid related to:
Current year	782,116	699,500	664,184
Prior year	105,350	101,997	98,358
Total paid	887,466	801,497	762,542

Direct balance	588,718	558,928	533,516
Plus reinsurance assumed	14,918	16,234	16,244
Less reinsurance ceded	(216,426)	(202,128)	(192,807)
Total reserve for unpaid claims at December 31	$ 387,210	$ 373,034	$ 356,953

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $4,967, and $13,600 for the years ended December 31, 2024, 2023, and 2022, respectively. During 2024 and 2023, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. During 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for both group dental and disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2024.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2024	2023	2022
Paid assumed reinsurance claims	$ 79,533	$ 80,811	$ 79,612
Incurred assumed reinsurance claims	$ 78,217	$ 80,801	$ 77,734

Paid ceded reinsurance claims	$ 33,118	$ 31,346	$ 31,761
Incurred ceded reinsurance claims	$ 47,416	$ 40,667	$ 35,379

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

46

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2024 and 2023, respectively, the Company had $1,397,738 and $1,744,932 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $23,629 and $21,958 at December 31, 2024 and 2023, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

47

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,316,848	$ 5,614,663
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,937	21,314
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,192,888	1,170,436
Subtotal	7,531,673	6,806,413
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,171,010	8,903,291
Exhibit 4, Line 9, Column 1	384,837	399,909
Subtotal	9,555,847	9,303,200
Total	$ 17,087,520	$ 16,109,613

50

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,733,319	$ 6,373,096
Exhibit 5, Accidental Death Benefits Section, Total (net)	322	301
Exhibit 5, Disability - Active Lives Section, Total (net)	9,761	17,131
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,086	15,984
Exhibit 5, Miscellaneous Reserves Section, Total (net)	75,856	20,983
Subtotal	6,834,344	6,427,495
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,189,416	1,062,279
Subtotal	1,189,416	1,062,279
Total	$ 8,023,760	$ 7,489,774

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2024		2023
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,047	$ (462)	$ 6,570	$ 24
Ordinary renewal	$ 45,995	$ 52,586	$ 47,932	$ 56,700
Group life	$ —	$ —	$ 1	$ 1
Total	$ 51,042	$ 52,124	$ 54,503	$ 56,725

NOTE 20 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2024 and 2023, the Company’s Separate Accounts included legally insulated assets of $10,756,291 and $10,379,450, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

52

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2024	2023	2022
For the year ended December 31:
Premiums, considerations or deposits	$ 912,398	$ 992,717	$ 1,071,230
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,745,264	$ 10,365,479

Reserves subject to discretionary withdrawal:
At fair value	$ 10,745,264	$ 10,365,479
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,745,264	$ 10,365,479

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2024	2023	2022
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 879,909	$ 957,081	$ 1,029,159
Transfers from the separate accounts	(1,831,259)	(1,444,282)	(1,392,531)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (951,350)	$ (487,201)	$ (363,372)

53

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit Number	Description of Exhibit

(a)

Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/1016274/0001016274-96-000004.txt

(b)			Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting and Distribution Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-233977, filed February 26, 2020, EX (c)(1).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-120972, filed December 3, 2004, EX-4.

https://www.sec.gov/Archives/edgar/data/1016274/000101627404000008/exh-4.txt

(d)	(2)

Guaranteed Lifetime Withdrawal Benefit 2 Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-182091, filed June 13, 2012, EX-4.

https://www.sec.gov/Archives/edgar/data/1016274/000101627412000018/nlva6150_n4-134ex4.txt

(e)

Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-205138, filed September 15, 2015, EX.5.

https://www.sec.gov/Archives/edgar/data/1016274/000101627415000032/ex5-111.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-205138, filed April 26, 2022, EX-99.4.F.

https://www.sec.gov/Archives/edgar/data/1016274/000101627422000010/amadvisornoloadva_exf2-78.htm

(g)			Reinsurance Agreements. Not applicable.
(h)	(1)		Participation Agreements.
(h)	(1)	(A)

AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h1.txt

(h)	(1)	(B)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

Exhibit Number			Description of Exhibit
(h)	(1)	(C)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration Statement No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(1)	(D)

DWS Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(h)	(1)	(E)

DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 10 to Registration Statement No. 333-120972, filed April 18, 2011, EX-99.H.

https://www.sec.gov/Archives/edgar/data/1016274/000101627411000012/aanewnlva485b-30_ex8.txt

(h)	(1)	(F)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(1)	(G)

Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed

June 25, 2008, EX-99.H.4.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h4.txt

(h)	(1)	(H)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(1)	(I)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(h)	(1)	(J)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(1)	(K)

Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.

https://www.sec.gov/Archives/edgar/data/1016274/0001016274-96-000004.txt

(h)	(1)	(L)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(1)	(M)

Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).

https://www.sec.gov/Archives/edgar/data/933094/000093309499000008/0000933094-99-000008.txt

(h)	(1)	(N)

Lincoln Variable Insurance Products Trust. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Post-Effective Amendment No. 10. To Registration Statement No. 333-233986, Filed April 24, 2024, EX.99.H.10.

https://www.sec.gov/Archives/edgar/data/783402/000078340224000015/perfiivul_exh10-44.htm

(h)	(1)	(O)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(h)	(1)	(P)

Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h5.txt

(h)	(1)	(Q)

Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h6.txt

Exhibit Number	Description of Exhibit
(i)	Administrative Contracts

Fourth Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-205138, filed April 26, 2022, EX-99.4.i.

https://www.sec.gov/Archives/edgar/data/1016274/000101627422000010/amadvisornoloadva_exi-78.htm

(j)	Other Material Contracts: Not applicable.
(k)	Legal Opinion. Exhibit (k), filed herein.
(l)	Other Opinions. Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (l), filed herein.
(m)	No financial statements omitted from Item 26.
(n)	Initial Capital Agreements. Not applicable.
(o)	Form of Initial Summary Prospectus. Not applicable.
(p)

Power of Attorney. Exhibit (p), Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 18 to Registration No. 333-205138, filed April 24, 2024, EX-99.J.

https://www.sec.gov/Archives/edgar/data/1016274/000101627424000012/amadvnoloadva_exj-50.htm

(q)	Letter Regarding Change in Certifying Accountant. Not applicable.
(r)	Historical Current Limits on Index Gains. Not applicable.

Item 28.	Directors and Officers of the Insurance Company

Name and Principal	Position and Offices
Business Address*	with Insurance Company

Robert M. Jurgensmeier	Director, Chair, Chief Executive Officer
Susan K. Wilkinson	President & Chief Operating Officer
John S. Dinsdale	Director
L. Javier Fernandez	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Orlando R. Cruz	Senior Vice President, Retirement Plans
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Group Sales & Distribution
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Bruce E. Mieth	Senior Vice President, Group Operations
Shreejit R. Nair	Senior Vice President, Chief Information Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Jeremy M. Robson	Senior Vice President, Wealth Management & Investment Services & AIC President
Tina J. Udell	Senior Vice President, Chief Investment Officer
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Analytics & Insights Officer
Kelly J. Wieseler	Executive Vice President, Group
Jennifer A. Wooster	Senior Vice President, Chief Actuary and Underwriting, Group
Michele X. Wu	Senior Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)*	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

*Ameritas Life Insurance Corp. Separate Account LLVA is a Registered Separate Account of Ameritas Life Insurance Corp.

Item 30.	Indemnification

Ameritas Life Insurance Corp.’s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful or the director or officer engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.

Item 31.	Principal Underwriter

a)	Ameritas Investment Company, LLC ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, AIC.

Name and Principal	Positions and Offices
Business Address*	With Underwriter
Ryan C. Beasley	Director, Chair
Jeremy M. Robson	Director, President
Kelly J. Halverson	Director
Brent F. Korte	Director
Michele X. Wu	Director
Richard A. Berthold	Vice President, Service
Matthew J. Kinsella	Vice President, Chief Compliance Officer
Jennifer A. Kobza	Vice President, Public Finance
Christine M. Neighbors	Assistant Secretary
Tyler Schubauer	Secretary
Maria E. Sherffius	Second Vice President, Compliance
Michael E. Shoemaker	Vice President & Management Director, Public Finance

*	Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

c)	Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$215,746	$0	$0	$83,441

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31A.	Information about Policies with Index-Linked Options and Fixed Options Subject to a Policy Adjustment

Not applicable. This is not an Index-Linked Annuity policy and is not subject to a Policy Adjustment.

Item 32.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 33.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 34.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2025.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registered Separate Account

By: /s/ Robert M. Jurgensmeier ***
Director, Chair, & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Insurance Company

By: /s/ Robert M. Jurgensmeier ***
Director, Chair, & Chief Executive Officer

Pursuant to the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2025.

SIGNATURE	TITLE

Robert M. Jurgensmeier ***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson ***	President & Chief Operating Officer
John S. Dinsdale *	Director
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michelle X. Wu ***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.

Exhibit Index

Exhibit

(k)	Legal Opinion
(l)	Consents of Independent Auditors and Independent Registered Public Accounting Firm